As filed with the SEC on __________.                  Registration No. 333-85117

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------


                        Post-Effective Amendment No. 8 to


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                   ----------

                            PRUCO LIFE OF NEW JERSEY
                          VARIABLE APPRECIABLE ACCOUNT
                              (Exact Name of Trust)

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                               (Name of Depositor)

                              213 Washington Street
                          Newark, New Jersey 07102-2992
                                 (800) 286-7754
          (Address and telephone number of principal executive offices)

                                   ----------

                                Thomas C. Castano
                               Assistant Secretary
                   Pruco Life Insurance Company of New Jersey
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                     (Name and address of agent for service)

                                    Copy to:
                                Jeffrey C. Martin
                                 Shea & Gardner
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

                                   ----------

It is proposed that this filing will become effective (check appropriate space):

      |_|   immediately upon filing pursuant to paragraph (b) of Rule 485


      |X|   on September 30, 2002 pursuant to paragraph (b) of Rule 485
                      (date)


      |_|   60 days after filing pursuant to paragraph (a) of Rule 485

      |_|   on            pursuant to paragraph (a) of Rule 485
                (date)

                              CROSS REFERENCE SHEET
                           (as required by Form N-B-2)

N-B-2 Item Number                           Location
-----------------                           --------

        1.                                  Cover Page

        2.                                  Cover Page

        3.                                  Not Applicable

        4.                                  Sale of the Contract and Sales
                                            Commissions

        5.                                  Pruco Life of New Jersey Variable
                                            Appreciable Account

        6.                                  Pruco Life of New Jersey Variable
                                            Appreciable Account

        7.                                  Not Applicable

        8.                                  Not Applicable

        9.                                  Litigation and Regulatory
                                            Proceedings

       10.                                  Introduction and Summary; Charges
                                            and Expenses; Short-Term
                                            Cancellation Right or "Free Look";
                                            Types of Death Benefit; Changing the
                                            Type of Death Benefit; Riders;
                                            Premiums; Allocation of Premiums;
                                            Transfers; Dollar Cost Averaging;
                                            Auto-Rebalancing; How a Contract's
                                            Surrender Value Will Vary; How a
                                            Type A (Fixed) Contract's Death
                                            Benefit Will Vary; How a Type B
                                            (Variable) Contract's Death Benefit
                                            Will Vary; How a Type C (Return of
                                            Premium) Contract's Death Benefit
                                            Will Vary; Surrender of a Contract;
                                            Withdrawals; Lapse and
                                            Reinstatement; Increases in Basic
                                            Insurance Amount; Decreases in Basic
                                            Insurance Amount; When Proceeds are
                                            Paid; Contract Loans; Other General
                                            Contract Provisions; Voting Rights;
                                            Substitution of Fund Shares

       11. Introduction and Summary; Pruco Life of New Jersey Variable Appreciable Account

       12. Cover Page; Introduction and Summary; The Funds; Sale of the Contract and Sales Commissions

       13.                                  Introduction and Summary; The Funds;
                                            Charges and Expenses; Premiums;
                                            Allocation of Premiums; Sale of the
                                            Contract and Sales Commissions

       14. Introduction and Summary; Detailed Information for Prospective Contract Owners

       15.                                  Introduction and Summary; Premiums;
                                            Allocation of Premiums; Transfers;
                                            Dollar Cost Averaging;
                                            Auto-Rebalancing

       16. Introduction and Summary; Detailed Information for Prospective Contract Owners

N-B-2 Item Number                           Location
-----------------                           --------

        17.                                 When Proceeds are Paid

        18.                                 Pruco Life of New Jersey Variable
                                            Appreciable Account

        19.                                 Reports to Contract Owners

        20.                                 Not Applicable

        21.                                 Contract Loans

        22.                                 Not Applicable

        23.                                 Not Applicable

        24.                                 Other General Contract Provisions

        25.                                 Pruco Life Insurance Company of New
                                            Jersey

        26.                                 Introduction and Summary; The Funds;
                                            Charges and Expenses

        27.                                 Pruco Life Insurance Company of New
                                            Jersey; The Funds

        28.                                 Pruco Life Insurance Company of New
                                            Jersey; Directors and Officers

        29.                                 Pruco Life Insurance Company of New
                                            Jersey

        30.                                 Not Applicable

        31.                                 Not Applicable

        32.                                 Not Applicable

        33.                                 Not Applicable

        34.                                 Not Applicable

        35.                                 Pruco Life Insurance Company of New
                                            Jersey

        36.                                 Not Applicable

        37.                                 Not Applicable

        38.                                 Sale of the Contract and Sales
                                            Commissions

        39.                                 Sale of the Contract and Sales
                                            Commissions

        40.                                 Not Applicable

        41.                                 Sale of the Contract and Sales
                                            Commissions

        42.                                 Not Applicable

        43.                                 Not Applicable

N-B-2 Item Number                           Location
-----------------                           --------

        44.                                 Introduction and Summary; The Funds;
                                            How a Contract's Cash Surrender
                                            Value Will Vary; How a Type A
                                            (Fixed) Contract's Death Benefit
                                            Will Vary; How a Type B (Variable)
                                            Contract's Death Benefit Will Vary;
                                            How a Type C (Return of Premium)
                                            Contract's Death Benefit Will Vary

        45.                                 Not Applicable

        46. Introduction and Summary; Pruco Life of New Jersey Variable Appreciable Account; The Funds

        47.                                 Pruco Life of New Jersey Variable
                                            Appreciable Account; The Funds

        48.                                 Not Applicable

        49.                                 Not Applicable

        50.                                 Not Applicable

        51.                                 Not Applicable

        52.                                 Substitution of Fund Shares

        53.                                 Tax Treatment of Contract Benefits

        54.                                 Not Applicable

        55.                                 Not Applicable

        56.                                 Not Applicable

        57.                                 Not Applicable

        58.                                 Not Applicable

        59. Financial Statements: Financial Statements of the PruSelect III Variable Life Subaccounts of Pruco Life of New Jersey Variable
                                            Appreciable Account; Financial
                                            Statements of Pruco Life Insurance
                                            Company of New Jersey

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

PROSPECTUS


September 30, 2002


PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

                                 PRUSELECT(SM) III
                        Variable Life Insurance Contracts

This prospectus describes certain individual flexible premium variable universal life insurance contracts, PruSelect(SM) III Variable Life Insurance Contracts (the "Contract"), issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", "we", or "our"), a stock life insurance company. Pruco Life of New Jersey is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). These Contracts provide individual variable universal life insurance coverage with flexible premium payments, a variety of investment options, and three types of death benefit options. These Contracts may be issued with a Target Term Rider that could have a significant effect on the performance of your Contract. For the factors to consider when adding a Target Term Rider to your Contract, see Riders, page 21. The Contracts may be owned individually or by a corporation, trust, association or similar entity. The Contracts are available on a multiple life basis where the insureds share a common employment or business relationship. The Contract owner will have all rights and privileges under the Contract. The Contracts may be used for funding non-qualified executive deferred compensation or salary continuation plans, retiree medical benefits, or other purposes. PruSelect(SM) III Contracts issued in New York may not be individually owned.

Investment Choices:

PruSelect III offers a wide variety of investment choices, including 40 variable investment options that invest in mutual funds managed by these leading asset managers:

o     Prudential Investments LLC

o     A I M Advisors, Inc.

o     American Century Investment Management, Inc.

o     The Dreyfus Corporation

o     Franklin Advisers, Inc.

o     Goldman Sachs Asset Management

o     INVESCO Funds Group, Inc.

o     Janus Capital Management LLC

o     MFS Investment Management"

o     OppenheimerFunds, Inc.

o     T. Rowe Price International, Inc.

For a complete list of the 40 available variable investment options and their investment objectives, see The Funds, page 7.


If your contract includes the Rider to Add a Fixed Interest Rate Investment Option, you may also choose to invest your Contract's premiums and its earnings in the fixed rate option which pays a guaranteed interest rate. See The Fixed Rate Option, page 13.


This prospectus describes the Contract generally and the Pruco Life of New Jersey Variable Appreciable Account (the "Account"). The attached prospectuses for the Funds and their related statements of additional information describe the investment objectives and the risks of investing in the Fund portfolios. Pruco Life of New Jersey may add additional investment options in the future. Please read this prospectus and keep it for future reference.

The Securities and Exchange Commission ("SEC") maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                   Pruco Life Insurance Company of New Jersey
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 286-7754

PruSelect is a service mark of Prudential.

                               PROSPECTUS CONTENTS

                                                                                    Page
DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS...................................1
INTRODUCTION AND SUMMARY...............................................................2
   Brief Description of the Contract...................................................2
   Charges.............................................................................2
   Types of Death Benefit..............................................................5
   Life Insurance Definitional Tests...................................................5
   Premium Payments....................................................................5
   Refund..............................................................................6

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY,
THE PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT, AND THE
VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT...............................7
   Pruco Life Insurance Company of New Jersey..........................................7
   Pruco Life of New Jersey Variable Appreciable Account...............................7
   The Funds...........................................................................7
   Voting Rights......................................................................13
   The Fixed Rate Option..............................................................13
   Which Investment Option Should Be Selected?........................................14

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS..................................14
   Charges and Expenses...............................................................14
   Allocated Charges..................................................................18
   Reduction of Charges...............................................................18
   Requirements for Issuance of a Contract............................................19
   Short-Term Cancellation Right or "Free-Look".......................................19
   Types of Death Benefit.............................................................19
   Changing the Type of Death Benefit.................................................20
   Riders.............................................................................21
   Premiums...........................................................................23
   Allocation of Premiums.............................................................23
   Transfers..........................................................................24
   Dollar Cost Averaging..............................................................24
   Auto-Rebalancing...................................................................25
   How a Contract's Surrender Value Will Vary.........................................25
   How a Type A (Fixed) Contract's Death Benefit Will Vary............................25
   How a Type B (Variable) Contract's Death Benefit Will Vary.........................26
   How a Type C (Return of Premium) Contract's Death Benefit Will Vary................27
   Surrender of a Contract............................................................28
   Withdrawals........................................................................28
   Lapse and Reinstatement............................................................29
   Increases in Basic Insurance Amount................................................29
   Decreases in Basic Insurance Amount................................................30
   When Proceeds Are Paid.............................................................31
   Illustrations of Surrender Values, Death Benefits, and Accumulated Premiums........31
   Contract Loans.....................................................................33
   Tax Treatment of Contract Benefits.................................................34
   Legal Considerations Relating to Sex-Distinct Premiums and Benefits................36
   Exchange Right.....................................................................36
   Option to Exchange Insured.........................................................36
   Other General Contract Provisions..................................................36
   Substitution of Fund Shares........................................................37
   Reports to Contract Owners.........................................................37
   Sale of the Contract and Sales Commissions.........................................37
   State Regulation...................................................................38
   Experts............................................................................38

   Litigation and Regulatory Proceedings..............................................38
   Additional Information.............................................................39
   Financial Statements...............................................................39

DIRECTORS AND OFFICERS................................................................40

FINANCIAL STATEMENTS OF THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF PRUCO LIFE
OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT............................................A1

FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY....................B1

              DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS

attained age -- The insured's age on the Contract date plus the number of years since then. For any coverage segment effective after the Contract date, the insured's attained age is the issue age of that segment plus the length of time since its effective date.

basic insurance amount -- The amount of life insurance as shown in the Contract, not including riders. Also referred to as "face amount."

cash value -- The same as the "Contract Fund."

Contract -- The variable universal life insurance policy described in this prospectus.

Contract anniversary -- The same date as the Contract date in each later year.

Contract date -- The date the Contract is effective, as specified in the Contract.

Contract debt -- The principal amount of all outstanding loans plus any interest accrued thereon.


Contract Fund -- The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the variable investment options and the fixed rate option, and the principal amount of any Contract debt plus any interest earned thereon.


Contract owner -- You. Unless a different owner is named in the application, the owner of the Contract is the insured.

Contract year -- A year that starts on the Contract date or on a Contract anniversary. For any portion of a Contract representing an increase, "Contract year" is a year that starts on the effective date of the increase. See Increases in Basic Insurance Amount, page 29.

coverage segment -- The basic insurance amount at issue is the first coverage segment. For each increase in basic insurance amount, a new coverage segment is created for the amount of the increase. See Increases in Basic Insurance Amount, page 29.

death benefit -- If the Contract is not in default, this is the amount we will pay upon the death of the insured, assuming no Contract debt.


fixed rate option -- An investment option under which interest is accrued daily at a rate that Pruco Life of New Jersey declares periodically, but not less than an effective annual rate of 3%.


Funds -- Mutual funds with separate portfolios. One or more of the available Fund portfolios may be chosen as an underlying investment for the Contract.

Monthly date -- The Contract date and the same date in each subsequent month.

net cash value -- The Contract Fund minus any Contract debt.

Pruco Life Insurance Company of New Jersey -- Us, we, our, Pruco Life of New Jersey. The company offering the Contract.

segment allocation amount -- The amount used to determine the charge for sales expenses. It may also be referred to as the "Target Premium." See Charges and Expenses, page 14.

separate account -- Amounts under the Contract that are allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Variable Appreciable Account. The Separate Account is set apart from all of the general assets of Pruco Life of New Jersey Insurance Company.


surrender value -- The amount payable to the Contract owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract debt plus any return of sales charges.


Target Premium -- The same as "segment allocation amount." See Charges and Expenses, page 14.

Target Term Rider -- A Rider that provides a flexible term insurance benefit to attained age 100 on the life of the insured. See Target Term Rider, page 22.

valuation period -- The period of time from one determination of the value of the amount invested in a variable investment option to the next. Such determinations are made when the net asset values of the portfolios of the Funds are calculated, which is generally at 4:00 p.m. Eastern time on each day during which the New York Stock Exchange is open.

variable investment options -- The 40 mutual funds available under this Contract, whose shares are held in the separate account.

you -- The owner of the Contract.

                            INTRODUCTION AND SUMMARY

This Summary provides a brief overview of the more significant aspects of the Contract. We provide further detail in the subsequent sections of this prospectus and in the Contract.

Brief Description of the Contract

The Contract is an individual flexible premium variable universal life insurance contract. It is issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", "we", or "our"). These Contracts may be issued with a Target Term Rider that could have a significant effect on the performance of your Contract. For the factors to consider when adding a Target Term Rider to your Contract, see Riders, page 21. The Contracts are available on a multiple life basis where the insureds share a common employment or business relationship. The Contracts may be owned individually or by a corporation, trust, association or similar entity. The Contract owner will have all rights and privileges under the Contract. The Contracts may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans, retiree medical benefits, or other purposes. PruSelect(SM) III Contracts issued in New York may not be individually owned.

The Contract is a form of variable universal life insurance. It is based on a Contract Fund, the value of which changes every day. The chart below describes how the value of your Contract Fund changes.


You may invest premiums in one or more of the 40 available variable investment options and in the fixed rate option if your contract includes the Rider to Add a Fixed Interest Rate Investment Option. Your Contract Fund value changes every day depending upon the change in the value of the particular investment options that you have selected.

Although the value of your Contract Fund will increase if there is favorable investment performance in the variable investment options you select, investment returns in the variable investment options are NOT guaranteed. There is a risk that investment performance will be unfavorable and that the value of your Contract Fund will decrease. The risk will be different, depending upon which investment options you choose. See Which Investment Option Should Be Selected?, page 13. If you select the fixed rate option, Pruco Life of New Jersey credits your account with a declared rate of interest but you assume the risk that the rate may change, although it will never be lower than an effective annual rate of 3%.


Variable life insurance contracts are unsuitable as short-term savings vehicles. Withdrawals and loans may result in adverse tax consequences. See Tax Treatment of Contract Benefits, page 34.

Charges

The following chart outlines the components of your Contract Fund and the adjustments which may be made including the maximum charges which may be deducted from each premium payment and from the amounts held in the designated investment options. These charges, which are largely designed to cover insurance costs and risks, as well as sales and administrative expenses, are fully described under Charges and Expenses, page 14. In brief, and subject to that fuller description, the following diagram outlines the maximum charges which Pruco Life of New Jersey may make:

                  ------------------------------------------------
                                 Premium Payment
                  ------------------------------------------------
                                        |
             --------------------------------------------------------
             o less a charge of up to 7.5% of the premiums paid for taxes attributable to premiums.

             o     less a charge for sales expenses of up to 15% of
                   the premiums paid.
             --------------------------------------------------------
                                        |
      --------------------------------------------------------------------
                             Invested Premium Amount

         To be invested in one or a combination of:


      o     40 variable investment options.

      o     The fixed rate option.


      --------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Contract Fund

On the Contract Date, the Contract Fund is equal to the invested premium amount minus any of the charges described below which may be due on that date. Thereafter, the value of the Contract Fund changes daily.
--------------------------------------------------------------------------------
                                        |
--------------------------------------------------------------------------------
                        Pruco Life of New Jersey adjusts
                             the Contract Fund for:

o     Addition of any new invested premium amounts.

o Addition of any increase due to investment results of the chosen variable investment options.


o Addition of guaranteed interest at an effective annual rate of 3% (plus any excess interest if applicable) on any portion of the Contract Fund allocated to the fixed rate option.


o Addition of guaranteed interest at an effective annual rate of 4% on the amount of any Contract loan. (Separately, interest charged on the loan accrues at an effective annual rate of 4.25% or 5%. See Contract Loans, page 33.)

o Subtraction of any decrease due to investment results of the chosen variable investment options.

o     Subtraction of any amount withdrawn.

o     Subtraction of the charges listed below, as applicable.
--------------------------------------------------------------------------------

                                        |
--------------------------------------------------------------------------------
                                 Daily Charges

o Management fees and expenses are deducted from the Fund assets. See Underlying Portfolio Expenses chart, below.

o We deduct a daily mortality and expense risk charge, equivalent to an annual rate of up to 0.5%, from assets of the variable investment options.
--------------------------------------------------------------------------------
                                        |
--------------------------------------------------------------------------------
                                 Monthly Charges


o We reduce the Contract Fund by a monthly administrative charge of up to $10 plus $0.05 per $1,000 of the basic insurance amount and TTR coverage amount.


o     We deduct a cost of insurance ("COI") charge.

o     If the Contract includes riders, we deduct rider charges from the Contract
      Fund.

o If the rating class of an insured results in an extra charge, we will deduct that charge from the Contract Fund.
--------------------------------------------------------------------------------
                                        |
--------------------------------------------------------------------------------
                           Possible Additional Charges

o     We assess an administrative charge of up to $25 for any withdrawals.

o We may assess an administrative charge of up to $25 for any change in basic insurance amount.

o We may assess an administrative charge of up to $25 for any change in the Target Term Rider coverage amount (see Riders, page 21).

o We assess an administrative charge of up to $25 for each transfer exceeding 12 in any Contract year.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Underlying Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Investment                                  Total Contractual   Total Actual
                      Portfolio                       Advisory Fee   Other Expenses   12B-1 Fees        Expenses         Expenses*
-----------------------------------------------------------------------------------------------------------------------------------
Series Fund
  Conservative Balanced                                   0.55%           0.03%           n/a            0.58%             0.58%
  Diversified Bond                                        0.40%           0.04%           n/a            0.44%             0.44%
  Equity                                                  0.45%           0.04%           n/a            0.49%             0.49%
  Flexible Managed                                        0.60%           0.04%           n/a            0.64%             0.64%
  Global                                                  0.75%           0.09%           n/a            0.84%             0.84%
  High Yield Bond                                         0.55%           0.05%           n/a            0.60%             0.60%
  Jennison                                                0.60%           0.04%           n/a            0.64%             0.64%
  Money Market                                            0.40%           0.03%           N/A            0.43%             0.43%
  Stock Index                                             0.35%           0.04%           N/A            0.39%             0.39%
  Value                                                   0.40%           0.04%           N/A            0.44%             0.44%
  SP Aggressive Growth Asset Allocation (1)               0.84%           0.90%           N/A            1.74%             1.04%
  SP Alliance Large Cap Growth                            0.90%           0.67%           N/A            1.57%             1.10%
  SP Balanced Asset Allocation (1)                        0.75%           0.52%           N/A            1.27%             0.92%
  SP Conservative Asset Allocation (1)                    0.71%           0.35%           N/A            1.06%             0.87%
  SP Davis Value                                          0.75%           0.28%           N/A            1.03%             0.83%
  SP Deutsche International Equity                        0.90%           2.37%           N/A            3.27%             1.10%
  SP Growth Asset Allocation (1)                          0.80%           0.66%           N/A            1.46%             0.97%
  SP INVESCO Small Company Growth                         0.95%           1.89%           N/A            2.84%             1.15%
  SP Large Cap Value                                      0.80%           1.18%           N/A            1.98%             0.90%
  SP MFS Capital Opportunities                            0.75%           2.29%           N/A            3.04%             1.00%
  SP MFS Mid-Cap Growth                                   0.80%           1.31%           N/A            2.11%             1.00%
  SP PIMCO High Yield                                     0.60%           0.48%           N/A            1.08%             0.82%
  SP PIMCO Total Return                                   0.60%           0.22%           N/A            0.82%             0.76%
  SP Small/Mid Cap Value                                  0.90%           0.66%           N/A            1.56%             1.05%
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund - Series I shares          0.60%           0.25%           N/A            0.85%             0.85%
American Century Variable Portfolios, Inc. (2)
  VP Income & Growth Fund                                 0.70%           0.00%           N/A            0.70%             0.70%
  VP Value Fund                                           0.97%           0.00%           N/A            0.97%             0.97%
Dreyfus Investment Portfolios (3)
  MidCap Stock Portfolio                                  0.75%           0.14%           N/A            0.89%             0.89%
Dreyfus Variable Investment Fund (3)
  Small Cap Portfolio                                     0.75%           0.04%           N/A            0.79%             0.79%
Franklin Templeton Variable Insurance Products Trust (4)
  Franklin Small Cap Fund - Class 2                       0.53%           0.31%          0.25%           1.09%             1.01%
Goldman Sachs Variable Insurance Trust (VIT) (5)
  CORE(SM) Small Cap Equity Fund                          0.75%           0.47%           N/A            1.22%             1.00%
INVESCO Variable Investment Funds, Inc.
  VIF - Technology Fund                                   0.75%           0.32%           N/A            1.07%             1.07%
  VIF - Utilities Fund (6)                                0.60%           0.77%           N/A            1.37%             1.15%
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares (7)(8)     0.65%           0.02%          0.25%           0.92%             0.92%
  Balanced Portfolio - Service Shares (7)(8)              0.65%           0.01%          0.25%           0.91%             0.91%
  Growth Portfolio - Institutional Shares (7)             0.65%           0.01%           N/A            0.66%             0.66%
  International Growth Portfolio - Service Shares(7)(8)   0.65%           0.06%          0.25%           0.96%             0.96%
MFS(R)Variable Insurance Trust(SM) (9)
  Emerging Growth Series                                  0.75%           0.12%           N/A            0.87%             0.86%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA (Service Shares)              0.64%           0.04%          0.25%           0.93%             0.93%
T. Rowe Price International Series, Inc. (10)
  International Stock Portfolio                           1.05%           0.00%           N/A            1.05%             1.05%
-----------------------------------------------------------------------------------------------------------------------------------
* Reflects fee waivers, reimbursement of expenses, or expense reductions, if any.
-----------------------------------------------------------------------------------------------------------------------------------

(1)   Prudential Series Fund, Inc.

      Each Asset Allocation Portfolio invests shares in other Fund Portfolios. The Advisory Fees for the Asset Allocation Portfolios are the product of a blend of the Advisory Fees of those other Fund Portfolios, plus a 0.05% annual advisory fee payable to PI.

(2)   American Century Variable Portfolios, Inc.

      The "Investment Advisory Fees" include ordinary expenses of managing and operating the Fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


(3)   American Century Variable Portfolios, Inc. - VP Value Fund

      The Fund has a stepped fee schedule. As a result, the Fund's management fee decreases as the Fund's assets increase.


(4)   Dreyfus Investment Portfolio / Dreyfus Variable Investment Fund

      The figures in the Expense Table are for the initial share class for the fiscal year ended December 31, 2001. "Total Actual Expenses" in the current year and in future years may be higher or lower than the figures given.

(5)   Franklin Templeton Variable Insurance Products Trust

      The manager has agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order by the Securities and Exchange Commission.

(6)   Goldman Sachs Variable Insurance Trust (VIT)

      The Investment Adviser had voluntarily agreed to reduce or limit certain "Other Expenses" to the extent such expenses exceed the percentage stated in the table above (as calculated per annum) of the Fund's average daily net assets.

(7)   INVESCO Variable Investment Funds, Inc.

      The Utilities Fund's actual "Other Expenses" and "Total Contractual Expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.


(8)   Janus Aspen Series (Institutional and Service Shares)

      The table reflects expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any offset arrangements.


(9)   Janus Aspen Series (Service Shares only)

      Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(10)  MFS Variable Insurance Trust(SM)

      An expense offset arrangement with the Fund's custodian resulted in a reduction in "Other Expenses" by 0.01% and is reflected in the "Total Actual Expenses."

(11)  Rowe Price International Series, Inc.

      The Investment Advisory Fee includes the ordinary recurring operating expenses of the Funds.

The expenses relating to the Funds (other than those of the Series Fund) have been provided to Pruco Life of New Jersey by the Funds. Pruco Life of New Jersey has not independently verified them.

Types of Death Benefit

There are three types of death benefit available. You may choose a Contract with a Type A (fixed) death benefit under which the cash value varies daily with investment experience, and the death benefit generally remains at the basic insurance amount you initially chose. However, the Contract Fund may grow to a point where the death benefit may increase and vary with investment experience. If you choose a Contract with a Type B (variable) death benefit, the cash value and the death benefit both vary with investment experience. If you choose a Contract with a Type C (return of premium) death benefit, the death benefit is increased by the amount of premiums paid into the Contract, less withdrawals, plus interest at a rate between 0% and 8% (in 1/2% increments) chosen by the Contract owner. For Type A and Type B death benefits, as long as the Contract is in-force, the death benefit will never be less than the basic insurance amount shown in your Contract. See Types of Death Benefit, page 19.

Life Insurance Definitional Tests

In order to qualify as life insurance for Federal tax purposes, the Contract must adhere to the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. Under the Cash Value Accumulation Test, there is a minimum death benefit to cash value ratio. Under the Guideline Premium Test, there is a limit to the amount of premiums that can be paid into the Contract, as well as a minimum death benefit to cash value ratio. For more information, see Tax Treatment of Contract Benefits, page 34.

Premium Payments

The Contract is a flexible premium contract - there are no scheduled premiums. Except for the minimum initial premium, and subject to a minimum of $25 per subsequent payment, you choose the timing and amount of premium payments. Paying insufficient premiums, poor investment results, or taking loans or withdrawals from the Contract will increase the possibility that the Contract will lapse. However, the Contract will remain in-force if the Contract Fund is greater than zero and more than any Contract debt. See Premiums, page 23 and Lapse and Reinstatement, page 29.

We offer and suggest regular billing of premiums even though you decide when to make premium payments and, subject to a $25 minimum, in what amounts. You should discuss your billing options with your Pruco Life of New Jersey representative when you apply for the Contract. See Premiums, page 23.

Refund

For a limited time, you may return your Contract for a refund in accordance with the terms of its "free-look" provision. See Short-Term Cancellation Right or "Free-Look," page 19.

For the DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, see page 1.

The replacement of life insurance is generally not in your best interest. In most cases, if you require additional coverage, the benefits of your existing contract can be protected by purchasing additional insurance or a supplemental contract. If you are considering replacing a contract, you should compare the benefits and costs of supplementing your existing contract with the benefits and costs of purchasing the Contract described in this prospectus and you should consult with a qualified tax adviser.

This prospectus may only be offered in jurisdictions in which the offering is lawful. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus and in the prospectuses and statements of additional information for the Funds.

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, THE PRUCO
  LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT, AND THE VARIABLE INVESTMENT
                      OPTIONS AVAILABLE UNDER THE CONTRACT

Pruco Life Insurance Company of New Jersey

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", "we", or "our") is a stock life insurance company, organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York.

Pruco Life of New Jersey is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a New Jersey stock life insurance company that has been doing business since 1875. Prudential is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company. As Pruco Life of New Jersey's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life of New Jersey and Prudential. However, neither Prudential Financial, nor any other related company has any legal responsibility to pay amounts that Pruco Life of New Jersey may owe under the contract or policy.

Pruco Life of New Jersey Variable Appreciable Account

We have established a separate account, the Pruco Life of New Jersey Variable Appreciable Account (the "Account"), to hold the assets that are associated with the Contracts. The Account was established on January 13, 1984 under New Jersey law and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 as a unit investment trust which is a type of investment company. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life of New Jersey's other assets.

Pruco Life of New Jersey is the legal owner of the assets in the Account. Pruco Life of New Jersey will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life of New Jersey conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life of New Jersey to commence operation of the Account and may include accumulations of the charges Pruco Life of New Jersey makes against the Account. From time to time these additional assets will be transferred to Pruco Life of New Jersey's general account. Before making any such transfer, Pruco Life of New Jersey will consider any possible adverse impact the transfer might have on the Account.

The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life of New Jersey.

Currently, you may choose to invest in one or more of the 40 available variable investment options. When you choose a variable investment option, we purchase shares of a mutual fund which are held as an investment for that option. We hold these shares in the Account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount. Pruco Life of New Jersey may add additional variable investment options in the future. The Account's financial statements begin on page A1.

The Funds

Listed below are the mutual funds (the "Funds") in which the variable investment options invest, the Funds' investment objectives, and investment advisers.

Each Fund has a separate prospectus that is provided with this prospectus. You should read the Fund prospectus before you decide to allocate assets to the variable investment option using that Fund. There is no assurance that the investment objectives of the Funds will be met.

The Prudential Series Fund, Inc. (the "Series Fund"):

o Conservative Balanced Portfolio: The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o Diversified Bond Portfolio: The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The Portfolio normally invests at least 80% of its investable assets in higher grade debt obligations and high quality money market investments.

o Equity Portfolio: The investment objective is capital appreciation. The Portfolio normally invests at least 80% of its investable assets in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation.

o Flexible Managed Portfolio: The investment objective is a high total return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o Global Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

o High Yield Bond Portfolio: The investment objective is a high total return. The Portfolio normally invests at least 80% of its investable assets in high yield/high risk debt securities.

o Jennison Portfolio (formerly Prudential Jennison Portfolio): The investment objective is long-term growth of capital. The Portfolio invests primarily in equity securities of major, established corporations that we believe offer above-average growth prospects.

o Money Market Portfolio: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in high quality short-term money market instruments issued by the U.S. government or its agencies, as well as domestic and foreign corporations and banks.

o Stock Index Portfolio: The investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. The Portfolio attempts to duplicate the price and yield of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") by investing at least 80% of its investable assets in S&P 500 stocks.

o Value Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in common stocks that are trading below their underlying asset value, cash generating ability, and overall earnings and earnings growth.

o SP Aggressive Growth Asset Allocation Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in large cap equity portfolios, international portfolios, and small/mid-cap equity portfolios.

o SP Alliance Large Cap Growth Portfolio: The investment objective is growth of capital. The Portfolio will pursue aggressive investment policies by investing at least 80% of the Portfolio's investable assets in stocks of companies considered to have large capitalizations.

o SP Balanced Asset Allocation Portfolio: The investment objective is to provide a balance between current income and growth of capital. The Portfolio invests primarily in fixed income portfolios, large cap equity portfolios, small/mid-cap equity portfolios, and international equity portfolios.

o SP Conservative Asset Allocation Portfolio: The investment objective is to provide current income with low to moderate capital appreciation. The Portfolio invests primarily in fixed income portfolios, large cap equity portfolios, and small/mid-cap equity portfolios.

o SP Davis Value Portfolio: The investment objective is growth of capital. The Portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

o SP Deutsche International Equity Portfolio: The investment objective is to invest for long-term capital appreciation. The Portfolio normally invests at least 80% of its investable assets in the stocks and other equity securities of companies in developed countries outside the United States.

o SP Growth Asset Allocation Portfolio: The investment objective is to provide long-term growth of capital with consideration also given to current income. The Portfolio invests at least 80% of its investable assets in large-cap equity portfolios, fixed income portfolios, international equity portfolios, and small/mid-cap equity portfolios.

o SP INVESCO Small Company Growth Portfolio: The investment objective is long-term capital growth. Most holdings are in small-capitalization companies - those with market capitalizations under $2 billion at the time of purchase.

o SP Large Cap Value Portfolio: The investment objective is long-term growth of capital. The Portfolio normally invests at least 80% of its investable assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's 500 Composite Stock Price Index or the Russell 1000 Index).

o SP MFS Capital Opportunities Portfolio: The investment objective is capital appreciation. The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities, and depositary receipts for those securities.

o SP MFS Mid-Cap Growth Portfolio: The investment objective is long-term capital growth. The Portfolio invests, under normal market conditions, at least 80% of its investable assets in common stocks and related securities, such as preferred stocks, convertible securities, and depositary receipts for those securities.

o SP PIMCO High Yield Portfolio: The investment objective is maximum total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade, but rated at least B by Moody's Investor Service, Inc. or Standard & Poor's Ratings Group, and investment grade fixed income instruments.

o SP PIMCO Total Return Portfolio: The investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Portfolio invests at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.

o SP Small/Mid Cap Value Portfolio: The investment objective is long-term growth of capital. The Portfolio normally invests at least 80% of its investable assets in securities of companies with small to medium market capitalizations.

Prudential Investments LLC ("PI"), an indirect wholly-owned subsidiary of Prudential Financial, serves as the overall investment adviser for the Series Fund. PI will furnish investment advisory services in connection with the management of the Series Fund portfolios under a "manager-of-managers" approach. Under this structure, PI is authorized to select (with approval of the Series Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. Ultimately, PI serves as the investment adviser for the SP Aggressive Growth Asset Allocation, the SP Balanced Asset Allocation, the SP Conservative Asset Allocation, and the SP Growth Asset Allocation Portfolios. PI's business address is 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-4077.

Jennison Associates LLC ("Jennison"), also an indirect wholly-owned subsidiary of Prudential Financial, serves as the sole sub-adviser for the Global and the Jennison Portfolios. Jennison serves as a sub-adviser for a portion of the assets of the Equity and the Value Portfolios. Jennison's business address is 466 Lexington Avenue, New York, New York 10017.

Prudential Investment Management, Inc.("PIM"), also an indirect wholly-owned subsidiary of Prudential Financial, serves as the sole sub-adviser for the Conservative Balanced, the Diversified Bond, the Flexible Managed, the High Yield Bond, the Money Market, and the Stock Index Portfolios. PIM's business address is 100 Mulberry Street, Gateway Center Two, Newark, New Jersey 07102.

Deutsche Asset Management, Inc. ("Deutsche"), formerly known as Morgan Grenfell, Inc., serves as the sub-adviser for the Deutsche International Equity Portfolio and as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances, Deutsche will manage approximately 25% of the Value Portfolio. Deutsche is a wholly-owned subsidiary of Deutsche Bank AG. Deutsche's business address is 280 Park Avenue, New York, New York 10017.

GE Asset Management Incorporated ("GEAM"), serves as a sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances GEAM will manage approximately 25% of the Portfolio. GEAM is a wholly-owned subsidiary of General Electric Company. GEAM's business address is 3003 Summer Street, Stamford, Connecticut 06904.

Salomon Brothers Asset Management, Inc. ("Salomon"), serves as a sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances Salomon will manage approximately 25% of the Portfolio. Salomon is a part of the global asset management arm of Citigroup, Inc. which was formed in 1998 as a result of the merger of Travelers Group and Citicorp, Inc. Salomon's business address is 388 Greenwich Street, New York, New York 10013.

Victory Capital Management ("Victory"), serves as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Victory will manage approximately 25% of the Portfolio. Victory is a wholly-owned subsidiary of KeyCorp, Inc. Victory's business address is 127 Public Square, Cleveland, Ohio 44114.

Alliance Capital Management, L.P. ("Alliance") serves as the sub-adviser to the SP Alliance Large Cap Growth Portfolio. Alliance's principal business address is 1345 Avenue of the Americas, New York, New York 10105.

Davis Selected Advisers, L.P. ("Davis") serves as the sub-adviser to the SP Davis Value Portfolio. The principal business address for Davis Selected Advisers, LP is 2429 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Fidelity Management & Research Company ("FMR") serves as the sub-adviser to the SP Large Cap Value Portfolio and the SP Small/Mid Cap Value Portfolio. FMR's principal business address is 82 Devonshire Street, Boston, Massachusetts 02109.

INVESCO Funds Group, Inc. ("INVESCO") serves as the sub-adviser to the SP INVESCO Small Company Growth Portfolio. INVESCO's principal business address is 7800 East Union Avenue, Denver, Colorado 80237.

Massachusetts Financial Services Company ("MFS") serves as the sub-adviser for the SP MFS Capital Opportunities Portfolio and the SP MFS Mid-Cap Growth Portfolio. The principal business address for MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Pacific Investment Management Company LLC ("PIMCO") serves as the sub-adviser to the SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio. PIMCO's principal business address is 840 Newport Center Drive, Newport Beach, California 92660.

As an investment adviser, PI charges the Series Fund a daily investment management fee as compensation for its services. PI pays each sub-adviser out of the fee that PI receives from the Series Fund. See Deductions from Portfolios, page 15.

AIM Variable Insurance Funds:

o     AIM V.I. Premier Equity Fund - Series I shares (formerly AIM V.I. Value
      Fund). Seeks long-term growth of capital. Income is a secondary objective.

A I M Advisors, Inc. ("AIM") is the investment adviser for the fund. The principal business address for AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

American Century Variable Portfolios, Inc.:

o American Century VP Income & Growth Fund. Seeks growth of capital by investing primarily in common stocks. Income as a secondary objective. The Fund seeks to achieve its objective by investing primarily from the largest 1,500 publicly traded U.S. companies.

o American Century VP Value Fund. Seeks long-term growth of capital with income as a secondary objective. The Fund seeks to achieve its objective by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

American Century Investment Management, Inc. ("ACIM") is the investment adviser for this fund. ACIM's principal business address is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The principal underwriter of the fund is American Century Investment Services, Inc., located at 4500 Main Street, Kansas City, Missouri 64111.

Dreyfus Investment Portfolios:

o MidCap Stock Portfolio. Seeks to achieve investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard and Poor's MidCap 400" Index ("S&P 400"). The portfolio invests at least 80% of its assets in midcap stocks. Midcap stocks are those with market caps between $1 billion and $15 billion.

Dreyfus Variable Investment Fund:

o Small Cap Portfolio. Seeks to maximize capital appreciation. The Portfolio generally invests at least 80% of its assets in small cap companies. Small cap companies are those with total market values of less than $2 billion.

The Dreyfus Corporation ("Dreyfus") is the investment adviser to each of the above mentioned portfolios. The principal distributor of the portfolios is Dreyfus Services Corporation ("DSC"). Dreyfus' and DSC's principal business address is 200 Park Avenue, New York, New York 10166.

Franklin Templeton Variable Insurance Products Trust:

o Franklin Small Cap Fund - Class 2. Seeks long-term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets in the equity securities of U.S. small capitalization (small cap) companies.

Franklin Advisers, Inc. (Advisers) is the Fund's investment manager. The principal business address for Franklin Advisers, Inc. is 777 Mariners Island Boulevard, San Mateo, California 94403-7777.

Goldman Sachs Variable Insurance Trust (VIT):

o CORE(SM) Small Cap Equity Fund. Seeks long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a broadly diversified portfolio of equity investments in small-cap U.S. issuers within the range of the market capitalization of companies constituting the Russell 2000 Index at the time of investment.

Goldman Sachs Asset Management ("GSAM"), a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the CORE" Small Cap Equity Fund. GSAM's principal business address is 32 Old Slip, New York, New York 10005.

INVESCO Variable Investment Funds, Inc.:

o VIF - Technology Fund. Seeks capital appreciation. The Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technology, bio-technology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure and networking companies.

o VIF - Utilities Fund. Seeks capital growth and current income. The Fund invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit, or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment adviser and principal underwriter of each of the above-mentioned funds. INVESCO's principal business address is 4350 South Monaco Street, Denver, Colorado 80237.

Janus Aspen Series:

o Aggressive Growth Portfolio - Service Shares. Seeks long-term growth of capital. The Portfolio invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies.

o Balanced Portfolio - Service Shares. Seeks long-term growth of capital, consistent with preservation of capital, and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

o Growth Portfolio - Institutional Shares. Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio normally invests in common stocks of larger, more established companies.

o International Growth Portfolio - Service Shares. Seeks long-term growth of capital. The Portfolio invests at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States.

Janus Capital Management LLC is the investment adviser and is responsible for the day-to-day management of the portfolio and other business affairs of the portfolio. Janus Capital Management LLC's principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

MFS(R) Variable Insurance Trust(SM):

o Emerging Growth Series. Seeks long-term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of those securities, of emerging growth companies.

MFS Investment Management(R) ("Massachusetts Financial Services Company"), a Delaware corporation, is the investment adviser to this MFS Series. The principal business address for MFS Investment Management" is 500 Boylston Street, Boston, Massachusetts 02116.

Oppenheimer Variable Account Funds:

o Aggressive Growth Fund/VA (Service Shares). Seeks capital appreciation by investing in "growth type" companies. The Fund invests primarily is stocks of mid-cap companies.

OppenheimerFunds, Inc. is the investment manager for this Fund. The principal business address for OppenheimerFunds, Inc. is 498 Seventh Avenue, 10th Floor, New York, New York 10018.

T. Rowe Price International Series, Inc.:

o International Stock Portfolio. Seeks long-term growth of capital The Portfolio invests primarily in common stocks of established, non-U.S. companies.

T. Rowe Price International, Inc. is the investment manager for this fund. The principal business address for T. Rowe Price International, Inc. is 100 East Pratt Street, Baltimore, Maryland 21202.

The investment advisers for the Funds charge a daily investment management fee as compensation for their services. These fees are described in the table under Deductions from Portfolios in the Charges and Expenses section, page 14, and are more fully described in the prospectus for each Fund.

In the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual funds. Although neither of the companies that invest in the Funds nor the Funds currently foresee any such disadvantage, the Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

      (1)   changes in state insurance law;

      (2)   changes in federal income tax law;

      (3)   changes in the investment management of any portfolio of the Funds;
            or

      (4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

An affiliate of each of the Funds may compensate Pruco Life of New Jersey based upon an annual percentage of the average assets held in the Fund by Pruco Life of New Jersey under the Contracts. These percentages may vary by Fund and/or Portfolio, and reflect administrative and other services we provide.

Voting Rights

We are the legal owner of the Fund shares associated with the variable investment options. However, we vote the shares in the Fund according to voting instructions we receive from Contract owners. We will mail you a proxy, which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote the shares for which we do not receive instructions and shares that we own, in the same proportion as the shares for which instructions are received. We may change the way your voting instructions are calculated if it is required by federal or state regulation. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life of New Jersey to vote shares of the Funds in its own right, it may elect to do so.


The Fixed Rate Option

If your policy has the Rider to Add a Fixed Interest Rate Investment Option, you may allocate a portion of each invested premium amount to the fixed rate option. Interest is accrued daily at a rate that of New Jersey declares periodically. Pruco Life of New Jersey credits your Contract Fund with a guaranteed rate of interest that will never be lower than an effective annual rate of 3%. Pruco Life of New Jersey is not obligated to pay any interest rate above 3%, although we may do so. See Riders, page 21.

Which Investment Option Should Be Selected?

Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of short or long-term debt securities, even though common stocks have been subject to much more dramatic changes in value over short periods of time. Accordingly, portfolios such as the Equity, Global, Jennison, Stock Index, Value, SP Alliance Large Cap Growth, SP Davis Value, SP INVESCO Small Company Growth, SP Small/Mid Cap Value, AIM V.I. Premier Equity Fund, American Century Income & Growth Fund, American Century VP Value Fund, Dreyfus MidCap Stock Portfolio, Dreyfus Small Cap Portfolio, Franklin Small Cap Fund, CORE(SM) Small Cap Equity Fund, INVESCO Technology Fund, INVESCO Utilities Fund, Janus Aggressive Growth Portfolio, Janus Balanced Portfolio, Janus Growth Portfolio, Janus International Growth Portfolio, MFS Emerging Growth Series, Oppenheimer Aggressive Growth Fund, or T. Rowe Price International Stock Portfolio, for example, may be desirable options if you are willing to accept such volatility in your Contract values. Each equity portfolio involves different policies and investment risks. See The Funds, page 7, for additional equity portfolios available under the Contract and their specific investment objectives.


You may prefer the somewhat greater protection against loss of principal (and reduced chance of high total return) provided by the Diversified Bond and SP PIMCO Total Return Portfolios. You may want even greater safety of principal and may prefer the Money Market Portfolio, recognizing that the level of short-term rates may change rather rapidly or you may want the fixed rate option, if available. If you are willing to take risks and possibly achieve a higher total return, you may prefer the High Yield Bond Portfolio and the SP PIMCO High Yield Portfolio, recognizing that the risks are greater for lower quality bonds with normally higher yields.


You may wish to obtain diversification by relying on Prudential's judgment for an appropriate asset mix by choosing the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the SP Aggressive Growth Asset Allocation Portfolio, the SP Balanced Asset Allocation Portfolio, the SP Conservative Asset Allocation Portfolio, or the SP Growth Asset Allocation Portfolio.

You may wish to divide your invested premium among two or more of the Portfolios. Your choice should take into account your willingness to accept investment risks, how your other assets are invested, and what investment results you may experience in the future. You should consult your Pruco Life of New Jersey representative from time to time about the choices available to you under the Contract. Pruco Life of New Jersey recommends against frequent transfers among the several options. Experience generally indicates that "market timing" investing, particularly by non-professional investors, is likely to prove unsuccessful.

                            DETAILED INFORMATION FOR
                           PROSPECTIVE CONTRACT OWNERS

Charges and Expenses


The total amount invested at any time in the Contract Fund consists of the sum of the amount credited to the variable investment options, the amount allocated to the fixed rate option, plus any interest credited on amounts allocated to the fixed rate option, and the principal amount of any Contract loan plus the amount of interest credited to the Contract upon that loan. See Contract Loans, page
33. Most charges, although not all, are made by reducing the Contract Fund.


This section provides a more detailed description of each charge that is described briefly in the chart on page 3.

In several instances we will use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life of New Jersey is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life of New Jersey is now charging. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.

Deductions from Premium Payments

(a) We charge up to 7.5% for taxes attributable to premiums. For these purposes, "taxes attributable to premiums" shall include any federal, state or local income, premium, excise, business or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Pruco Life of New Jersey. That charge is made up of two parts which currently equal a total of 3.75% of the premiums received. The first part is a charge for state and local premium taxes. The current amount for this first part is 2.5% of the premium. Tax rates vary from jurisdiction to jurisdiction and generally range from 0% to 5%. Pruco Life of New Jersey may collect more for this charge than it actually pays for state and local premium taxes. The second part is for federal income taxes measured by premiums, and it is currently equal to 1.25% of premiums. We believe that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 2001, Pruco Life of New Jersey received a total of approximately $123,000 in taxes attributable to premiums.

(b) We will deduct a charge for sales expenses. This charge, often called a "sales load", is deducted to compensate us for the cost of selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature. A portion of the sales load may be returned to you if the Contract is surrendered during the first four Contract years. See Return of Sales Charges, below.

      The amount used to determine the charge for sales expenses is called the "segment allocation amount" in your Contract. It may also be referred to as the Target Premium. Target Premiums vary by the age, sex (except where unisex rates apply), smoking status, and rating class of the insured and will drop to zero after 10 years. Each coverage segment has its own Target Premium. Target Premiums for each coverage segment are shown in the Segment Table located in your Contract data pages.


      For the first ten years of each coverage segment we charge up to 15% of premiums received each year up to the Target Premium and up to 2% on any excess. In years 11 and later of each coverage segment, we charge up to 2% of premiums received. Currently, for contracts issued on September 30, 2002 and later, for each coverage segment, we charge 7 1/2% of premiums received up to the Target Premium and 1 1/2% of any excess for the first four years of the coverage segment, 1% of premiums received up to the Target Premium and 1/2% of any excess for the next three years of the coverage segment and 0% of premiums received in all subsequent years of the coverage segment. For Contracts with a Contract date prior to September 30, 2002, for each coverage segment, we charged 13 1/2% of premiums received up to the Target Premium and 2% of any excess for the first 10 years of the coverage segment and 2% of premiums received in all subsequent years of the coverage segment. For information on determining the sales expense charge if there are two or more coverage segments in effect, see Increases in Basic Insurance Amount, page 29.


      Attempting to structure the timing and amount of premium payments to reduce the potential sales load may increase the risk that your Contract will lapse without value. In addition, there are circumstances where payment of premiums that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 34. During 2001, Pruco Life of New Jersey received a total of approximately $949,000 in sales charges.

Return of Sales Charges

If the Contract is fully surrendered within the first four Contract years and it is not in default, Pruco Life of New Jersey will return 50% of any sales charges deducted from premiums paid within 24 months prior to the date Pruco Life of New Jersey receives the surrender request at a Home Office.

Deductions from Portfolios

We deduct an investment advisory fee daily from each portfolio of the Funds at a rate, on an annualized basis, ranging from 0.35% for the Series Fund Stock Index Portfolio to 1.05% for the T. Rowe Price International Stock Portfolio. The expenses incurred in conducting the investment operations of the portfolios (such as custodian fees and preparation and distribution of annual reports) are paid out of the portfolio's income. These expenses also vary from portfolio to portfolio.

The total expenses of each Prudential Series Fund Portfolio for the year ended December 31, 2001, expressed as a percentage of the average assets during the year, are shown below:

------------------------------------------------------------------------------------------------------------------------------------
                                                      Total Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Total
                                                       Investment                                     Contractual      Total Actual
                       Portfolio                      Advisory Fee    Other Expenses   12B-1 Fees       Expenses         Expenses*
------------------------------------------------------------------------------------------------------------------------------------
Series Fund
  Conservative Balanced                                    0.55%           0.03%           n/a            0.58%            0.58%
  Diversified Bond                                         0.40%           0.04%           n/a            0.44%            0.44%
  Equity                                                   0.45%           0.04%           n/a            0.49%            0.49%
  Flexible Managed                                         0.60%           0.04%           n/a            0.64%            0.64%
  Global                                                   0.75%           0.09%           n/a            0.84%            0.84%
  High Yield Bond                                          0.55%           0.05%           n/a            0.60%            0.60%
  Jennison                                                 0.60%           0.04%           n/a            0.64%            0.64%
  Money Market                                             0.40%           0.03%           N/A            0.43%            0.43%
  Stock Index                                              0.35%           0.04%           N/A            0.39%            0.39%
  Value                                                    0.40%           0.04%           N/A            0.44%            0.44%
  SP Aggressive Growth Asset Allocation (1)                0.84%           0.90%           N/A            1.74%            1.04%
  SP Alliance Large Cap Growth                             0.90%           0.67%           N/A            1.57%            1.10%
  SP Balanced Asset Allocation (1)                         0.75%           0.52%           N/A            1.27%            0.92%
  SP Conservative Asset Allocation (1)                     0.71%           0.35%           N/A            1.06%            0.87%
  SP Davis Value                                           0.75%           0.28%           N/A            1.03%            0.83%
  SP Deutsche International Equity                         0.90%           2.37%           N/A            3.27%            1.10%
  SP Growth Asset Allocation (1)                           0.80%           0.66%           N/A            1.46%            0.97%
  SP INVESCO Small Company Growth                          0.95%           1.89%           N/A            2.84%            1.15%
  SP Large Cap Value                                       0.80%           1.18%           N/A            1.98%            0.90%
  SP MFS Capital Opportunities                             0.75%           2.29%           N/A            3.04%            1.00%
  SP MFS Mid-Cap Growth                                    0.80%           1.31%           N/A            2.11%            1.00%
  SP PIMCO High Yield                                      0.60%           0.48%           N/A            1.08%            0.82%
  SP PIMCO Total Return                                    0.60%           0.22%           N/A            0.82%            0.76%
  SP Small/Mid Cap Value                                   0.90%           0.66%           N/A            1.56%            1.05%
------------------------------------------------------------------------------------------------------------------------------------


AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund - Series I shares           0.60%           0.25%           N/A            0.85%            0.85%
American Century Variable Portfolios, Inc. (2)
  VP Income & Growth Fund                                  0.70%           0.00%           N/A            0.70%            0.70%
  VP Value Fund                                            0.97%           0.00%           N/A            0.97%            0.97%
Dreyfus Investment Portfolios (3)
  MidCap Stock Portfolio                                   0.75%           0.14%           N/A            0.89%            0.89%
Dreyfus Variable Investment Fund (3)
  Small Cap Portfolio                                      0.75%           0.04%           N/A            0.79%            0.79%
Franklin Templeton Variable Insurance Products
Trust (4)
  Franklin Small Cap Fund - Class 2                        0.53%           0.31%          0.25%           1.09%            1.01%
Goldman Sachs Variable Insurance Trust (VIT) (5)
  CORE(SM) Small Cap Equity Fund                           0.75%           0.47%           N/A            1.22%            1.00%
INVESCO Variable Investment Funds, Inc.
  VIF - Technology Fund                                    0.75%           0.32%           N/A            1.07%            1.07%
  VIF - Utilities Fund (6)                                 0.60%           0.77%           N/A            1.37%            1.15%
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares             0.65%           0.02%          0.25%           0.92%            0.92%
  Balanced Portfolio - Service Shares                      0.65%           0.01%          0.25%           0.91%            0.91%
  Growth Portfolio - Institutional Shares (7)              0.65%           0.01%           N/A            0.66%            0.66%
  International Growth Portfolio - Service Shares          0.65%           0.06%          0.25%           0.96%            0.96%
MFS(R)Variable Insurance Trust(SM) (8)
  Emerging Growth Series                                   0.75%           0.12%           N/A            0.87%            0.86%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA (Service Shares)               0.64%           0.04%          0.25%           0.93%            0.93%
T. Rowe Price International Series, Inc. (9)
  International Stock Portfolio                            1.05%           0.00%           N/A            1.05%            1.05%
------------------------------------------------------------------------------------------------------------------------------------
* Reflects fee waivers, reimbursement of expenses, or expense reductions, if any.
------------------------------------------------------------------------------------------------------------------------------------

(1)   Prudential Series Fund, Inc.

      Each Asset Allocation Portfolio invests shares in other Fund Portfolios. The Advisory Fees for the Asset Allocation Portfolios are the product of a blend of the Advisory Fees of those other Fund Portfolios, plus a 0.05% annual advisory fee payable to PI.

(2)   American Century Variable Portfolios, Inc.

      The "Investment Advisory Fees" include ordinary expenses of managing and operating the Fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


(3)   American Century Variable Portfolios, Inc. - VP Value Fund

      The Fund has a stepped fee schedule. As a result, the Fund's management fee decreases as the Fund's assets increase.


(4)   Dreyfus Investment Portfolio / Dreyfus Variable Investment Fund

      The figures in the Expense Table are for the initial share class for the fiscal year ended December 31, 2001. "Total Actual Expenses" in the current year and in future years may be higher or lower than the figures given.

(5)   Franklin Templeton Variable Insurance Products Trust

      The manager has agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order by the Securities and Exchange Commission.

(6)   Goldman Sachs Variable Insurance Trust (VIT)

      The Investment Adviser had voluntarily agreed to reduce or limit certain "Other Expenses" to the extent such expenses exceed the percentage stated in the table above (as calculated per annum) of the Fund's average daily net assets.

(7)   INVESCO Variable Investment Funds, Inc.

      The Utilities Fund's actual "Other Expenses" and "Total Contractual Expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.


(8)   Janus Aspen Series (Institutional and Service Shares)

      The table reflects expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any offset arrangements.

(9)   Janus Aspen Series (Service Shares only)

      Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.


(10)  MFS Variable Insurance Trust(SM)

      An expense offset arrangement with the Fund's custodian resulted in a reduction in "Other Expenses" by 0.01% and is reflected in the "Total Actual Expenses.

(11)  "Rowe Price International Series, Inc.

      The Investment Advisory Fee includes the ordinary recurring operating expenses of the Funds.

The expenses relating to the Funds (other than those of the Series Fund) have been provided to Pruco Life of New Jersey by the Funds. Pruco Life of New Jersey has not independently verified them.

Daily Deduction from the Contract Fund

Each day we deduct a charge from the assets of each of the variable investment options in an amount equivalent to an effective annual rate of up to 0.5%. Currently, we intend to charge 0.2%. This charge is intended to compensate Pruco Life of New Jersey for assuming mortality and expense risks under the Contract. The mortality risk assumed is that insureds may live for shorter periods of time than Pruco Life of New Jersey estimated when it determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than Pruco Life of New Jersey estimated in fixing its administrative charges. During 2001, Pruco Life of New Jersey received a total of approximately $26,000 in mortality and expense risk charges.

Monthly Deductions from the Contract Fund

Pruco Life of New Jersey deducts the following monthly charges proportionately from the dollar amounts held in each of the chosen investment option[s].


(a) An administrative charge based on the basic insurance amount is deducted. The charge is intended to compensate us for things like processing claims, keeping records and communicating with Contract owners. Pruco Life of New Jersey may charge up to $10 per Contract plus $0.05 per $1000 of basic insurance amount and TTR coverage amount each month. For Contracts dated on and after September 30, 2002, we currently charge a monthly amount equal to $10 plus $0.05 per $1,000 of basic insurance amount each month for the first 15 years, and $10 per month thereafter. For Contracts issued prior to September 30, 2002, we charge $10 per month in all years.

      For example, a Contract issued on or after September 30, 2002, with a basic insurance amount of $100,000 would currently have a charge equal to $10 plus $5 for a total of $15 per month for the first 15 years, and $10 per month thereafter. During 2001, Pruco Life of New Jersey received a total of approximately $7,000 in monthly administrative charges.

(b) A cost of insurance ("COI") charge is deducted. When an insured dies, the amount payable to the beneficiary (assuming there is no Contract debt) is larger than the Contract Fund - significantly larger if the insured dies in the early years of a Contract. The cost of insurance charges collected from all Contract owners enables Pruco Life of New Jersey to pay this larger death benefit. The maximum COI charge is determined by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit exceeds the Contract Fund) by maximum COI rates. The maximum COI rates are based upon the 1980 Commissioners Standard Ordinary ("CSO") Tables and an insured's current attained age, sex (except where unisex rates apply), smoker/non-smoker status, and extra rating class, if any. At most ages, Pruco Life of New Jersey's current COI rates are lower than the maximum rates. For additional information, see Increases in Basic Insurance Amount, page 29.

(c) You may add a Target Term Rider to the Contract. If you add this rider to the basic Contract, additional charges will be deducted.

(d) If an insured is in a substandard risk classification (for example, a person in a hazardous occupation), additional charges will be deducted.

(e) Although the Account is registered as a unit investment trust, it is not a separate taxpayer for purposes of the Code. The earnings of the Account are taxed as part of the operations of Pruco Life of New Jersey. Currently, no charge is being made to the Account for Pruco Life of New Jersey's federal income taxes. We will review the question of a charge to the Account for Pruco Life of New Jersey's federal income taxes periodically. Such a charge may be made in the future for any federal income taxes that would be attributable to the Account.

      Under current law, Pruco Life of New Jersey may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life of New Jersey that are attributable to the Account may result in a corresponding charge against the Account.

Transaction Charges

(a) We currently charge an administrative processing fee equal to the lesser of $25 or 2% of the withdrawal amount in connection with each withdrawal.

(b) We currently do not charge an administrative processing fee in connection with a change in basic insurance amount. We reserve the right to make such a charge in an amount of up to $25 for any change in basic insurance amount.

(c) We will charge an administrative processing fee of up to $25 for each transfer exceeding 12 in any Contract year.

(d) We may charge an administrative processing fee of up to $25 for any change in the Target Term Rider coverage amount for Contracts with this rider.

Allocated Charges

You may choose from which variable investment option(s) we deduct your Contract's monthly charges. Monthly charges include: (1) monthly administrative charges, (2) COI charges, (3) any rider charges, and (4) any charge for substandard risk classification. You may select up to two variable investment options for the allocation of monthly charges. Allocations must be designated in whole percentages. For example, 33% can be selected but 33"% cannot. Of course, the total allocation to the selected variable investment options must equal 100%. See Monthly Deductions from the Contract Fund, page 17.


If there are insufficient funds in one or both of the selected variable investment options to cover the monthly charges, the selected variable investment option(s) will be reduced to zero. Any remaining charge will be deducted from all other variable investment options and the fixed rate option proportionately to the dollar amount in each. Furthermore, if you do not specify an allocation of monthly charges, we will deduct monthly charges proportionately from your variable investment options and the fixed rate option.


Reduction of Charges

We reserve the right to reduce the sales charges and/or other charges on certain multiple life sales, where it is expected that the amount or nature of such multiple sales will result in savings of sales, administrative or other costs. We determine both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors:

      (1)   the number of individuals;

      (2) the total amount of premium payments expected to be received from these Contracts;

      (3) the nature of the association between these individuals, and the expected persistency of the individual Contracts;

      (4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that costs will be reduced; and

      (5) any other circumstances which we believe to be relevant in determining whether reduced costs may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed. We may withdraw or modify other reductions on a uniform basis. Our reductions in charges for these Contracts will not be unfairly discriminatory to the interests of any Contract owners.

Requirements for Issuance of a Contract

Pruco Life of New Jersey offers the Contract on a fully underwritten, simplified issue, and guaranteed issue basis. Fully underwritten Contracts require individualized evidence of the insured's insurability and rating class. Simplified issue Contracts reflect underwriting risk factors related to the issue of the Contract as one of several Contracts requiring some medical underwriting of the proposed insureds. Conversely, guaranteed issue Contracts are issued with minimal underwriting but may only be issued in certain circumstances on associated individuals, such as employees of a company who meet criteria established by Pruco Life of New Jersey. PruSelect(SM) III Contracts issued in New York are not eligible for simplified issue.

Pruco Life of New Jersey sets minimum face amounts that it offers. The minimum face amount offered may depend on whether the Contract is issued on a fully underwritten, simplified issue or guaranteed issue basis. Currently, the minimum total face amount (basic insurance amount plus any Target Term Rider coverage amount combined) that can be applied for is $100,000 for fully underwritten and simplified issue underwritten Contracts. Contracts underwritten on a guaranteed issue basis may have a lower minimum total face amount. If the Target Term Rider is added to the Contract, neither the basic insurance amount nor the rider coverage amount can be less than $5,000. See Riders, page 21. Pruco Life of New Jersey may reduce the minimum face amounts of the Contracts it will issue. Furthermore, the Contract owner may establish a schedule under which the basic insurance amount increases on designated Contract anniversaries. See Increases in Basic Insurance Amount, page 29.

Generally, the Contract may be issued on insureds between the ages of 20 and 75 for fully underwritten Contracts and between the ages of 20 and 64 for simplified and guaranteed issue Contracts. In its discretion, Pruco Life of New Jersey may issue the Contract on insureds of other ages.

Short-Term Cancellation Right or "Free-Look"

Generally, you may return the Contract for a refund within 10 days after you receive it. You can request a refund by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires and you exercise your short-term cancellation right, you will receive a refund of all premium payments made, with no adjustment for investment experience. For information on how premium payments are allocated during the "free-look" period, see Allocation of Premiums, page 23.

Types of Death Benefit

You may select from three types of death benefits. Generally, a Contract with a Type A (fixed) death benefit has a death benefit equal to the basic insurance amount. This type of death benefit does not vary with the investment performance of the investment options you selected, except in certain circumstances. See How a Type A (Fixed) Contract's Death Benefit Will Vary, page 25. The payment of additional premiums and favorable investment results of the variable investment options to which the assets are allocated will generally increase the cash value. See How a Contract's Surrender Value Will Vary, page 25.

A Contract with a Type B (variable) death benefit has a death benefit which will generally equal the basic insurance amount plus the Contract Fund. Since the Contract Fund is a part of the death benefit, favorable investment performance and payment of additional premiums generally result in an increase in the death benefit as well as in the cash value. Over time, however, the increase in the cash value will be less than under a Type A (fixed) Contract. This is because, given two Contracts with the same basic insurance amount and equal Contract Funds, generally the cost of insurance charge for a Type B (variable) Contract will be greater. Unfavorable investment performance will result in decreases in the death benefit and in the cash value. But, as long as the Contract is not in default, the death benefit may not fall below the basic insurance amount stated in the Contract. See How a Contract's Surrender Value Will Vary, page 25 and How a Type B (Variable) Contract's Death Benefit Will Vary, page 26.

A Contract with a Type C (return of premium) death benefit has a death benefit which will generally equal the basic insurance amount plus the total premiums paid into the Contract less withdrawals, accumulated at an interest rate (between 0% and 8%; in 1/2% increments) chosen by the Contract owner to the date of death. This death benefit allows the Contract owner, in effect, to recover the cost of the Contract, plus a predetermined rate of return, upon the death of the insured. Under certain circumstances, it is possible for a Type C Contract's death benefit to fall below the basic insurance amount. Favorable investment performance and payment of additional premiums will generally increase the Contract's cash value. Over time, however, the increase in cash value will be less than under a Type A (fixed) Contract. See How a Contract's Surrender Value Will Vary, page 25 and How a Type C (Return of Premium) Contract's Death Benefit Will Vary, page 27.

In choosing a death benefit type, you should also consider whether you intend to use the withdrawal feature. Contract owners of Type A (fixed) Contracts should note that any withdrawal may result in a reduction of the basic insurance amount. In addition, we will not allow you to make a withdrawal that will decrease the basic insurance amount below the minimum basic insurance amount. Furthermore, the sum of the basic insurance amount and the Target Term Rider must equal or exceed the minimum allowable total face amount of your Contract. See Requirements for Issuance of a Contract, page 19. For Type B (variable) and Type C (return of premium) Contracts, withdrawals will not change the basic insurance amount. See Withdrawals, page 28.

Changing the Type of Death Benefit

You may change the type of death benefit at any time and subject to Pruco Life of New Jersey's approval. We will increase or decrease the basic insurance amount so that the death benefit immediately after the change matches the death benefit immediately before the change.

If you are changing your Contract's type of death benefit from a Type A (fixed) to a Type B (variable) death benefit, we will reduce the basic insurance amount by the amount in your Contract Fund on the date the change takes place.

If you are changing from a Type A (fixed) to a Type C (return of premium) death benefit, we will change the basic insurance amount by subtracting the total premiums paid on this Contract minus total withdrawals on the date the change takes effect.

If you are changing from a Type B (variable) to a Type A (fixed) death benefit, we will increase the basic insurance amount by the amount in your Contract Fund on the date the change takes place.

If you are changing from a Type B (variable) to a Type C (return of premium) death benefit, we first find the difference between: (1) the amount in your Contract Fund and (2) the total premiums paid on this Contract minus total withdrawals, determined on the date the change takes effect. If (1) is larger than (2), we will increase the basic insurance amount by that difference. If (2) is larger than (1), we will reduce the basic insurance amount by that difference.

If you are changing from a Type C (return of premium) to a Type A (fixed) death benefit, we will change the basic insurance amount by adding the total premiums paid minus total withdrawals to this Contract both accumulated with interest at the rate(s) chosen by the Contract owner on the date the change takes place.

If you are changing from a Type C (return of premium) to a Type B (variable) death benefit, we first find the difference between: (1) the Contract Fund and
(2) the total premiums paid minus total withdrawals to this Contract both accumulated with interest at the rate(s) chosen by the Contract owner as of the date the change takes place. If (2) is larger than (1), we will increase the basic insurance amount by that difference. If (1) is larger than (2), we will reduce the basic insurance amount by that difference.

The basic insurance amount after a change may not be lower than the minimum basic insurance amount applicable to the Contract. In addition, the sum of the basic insurance amount and the Target Term Rider must equal or exceed the minimum allowable total face amount of your Contract. See Requirements for Issuance of a Contract, page 19. We reserve the right to make an administrative processing charge of up to $25 for any change in the basic insurance amount, although we do not currently do so. See Charges and Expenses, page 14.

The following chart illustrates the changes in basic insurance amount with each change of death benefit type described above. The chart assumes a $50,000 Contract Fund and a $300,000 death benefit. For changes to and from a Type C death benefit, the chart assumes $40,000 in total premiums minus total withdrawals and the rate chosen to accumulate premiums minus withdrawals is 0%.

          ------------------------------------------------------------
                             Basic Insurance Amount
          ============================================================
                FROM                              TO
          ------------------------------------------------------------
               Type A                Type B               Type C
              $300,000              $250,000             $260,000
          ------------------------------------------------------------
               Type B                Type A               Type C
              $250,000              $300,000             $260,000
          ------------------------------------------------------------
               Type C                Type A               Type B
              $260,000              $300,000             $250,000
          ------------------------------------------------------------

To request a change, fill out an application for change which can be obtained from your Pruco Life of New Jersey representative or a Home Office. If the change is approved, we will recompute the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change.

Riders

Contract owners may be able to obtain extra benefits which may involve an extra charge. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges applicable to riders will be deducted from the Contract Fund on each Monthly date.


Rider to Add a Fixed Interest Rate Investment Option

Because of exemptive and exclusionary provisions, interests in the fixed rate option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the fixed rate option are not subject to the provisions of these Acts, and Pruco Life of New Jersey has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed rate option. Any inaccurate or misleading disclosure regarding the fixed rate option may, however, be subject to certain generally applicable provisions of federal securities laws.

The fixed rate option is not available on all Contracts. Currently, if your basic insurance amount and Target Term Rider coverage amount on all Contracts you own combined is equal to or less than $200 million the Rider to Add a Fixed Interest Rate Investment Option would be available to you. Rules for allowing the fixed rate option are defined by Pruco Life of New Jersey and applied in a non-discriminatory way. Pruco Life of New Jersey may change these limits in the future. If your Contract includes the Rider to Add a Fixed Interest Rate Investment Option, you may choose to invest, either initially or by transfer, a portion to the fixed rate option with our consent. This amount becomes part of Pruco Life of New Jersey's general account. The general account consists of all assets owned by Pruco Life of New Jersey other than those in the Account and in other separate accounts that have been or may be established by Pruco Life of New Jersey. Subject to applicable law, Pruco Life of New Jersey has sole discretion over the investment of the general account assets, and Contract owners do not share in the investment experience of those assets. Instead, Pruco Life of New Jersey guarantees that the part of the Contract Fund allocated to the fixed rate option will accrue interest daily at an effective annual rate that Pruco Life of New Jersey declares periodically, but not less than an effective annual rate of 3%. Pruco Life of New Jersey is not obligated to credit interest at a rate higher than an effective annual rate of 3%, although we may do so.

Transfers into and out of the fixed rate option are subject to strict limits. See Transfers, page 24. The payment of any cash surrender value attributable to the fixed rate option may be delayed up to six months. See When Proceeds are Paid, page 31.


Target Term Rider

The Target Term Rider provides a flexible term insurance benefit to attained age 100 on the life of the insured. The Contract owner specifies the amount of term rider coverage he or she desires. This amount is called the rider coverage amount and is the maximum death benefit payable under the rider. The sum of the base Contract's basic insurance amount and the rider coverage amount equals the target coverage amount. The Rider death benefit fluctuates as the base Contract's death benefit changes, as described below. See Tax Treatment of Contract Benefits, page 34.


When the Contract Fund has not grown to the point where the base Contract's death benefit is increased to satisfy the Internal Revenue Code's definition of life insurance, the rider death benefit equals the rider coverage amount. However, once the Contract Fund has grown to the point where the base Contract's death benefit begins to vary as required by the Internal Revenue Code's definition of life insurance, the rider's death benefit will decrease (or increase) dollar for dollar as the base Contract's death benefit increases (or decreases). It is possible for the Contract Fund and, consequently, the base Contract's death benefit to grow to the point where the rider death benefit is reduced to zero. As we state above, however, the rider death benefit will never increase beyond the rider coverage amount. In addition, you may change the rider coverage amount once each Contract year while the rider is in-force.


                               [GRAPHIC OMITTED]

The following factors should be considered when adding a Target Term Rider to your Contract:

      1. The sales expense charge for a Contract with a Target Term Rider is less than that for an all base policy with the same death benefit. This is because the sales expense charge is based on the Target Premium (referred to as "segment allocation amount" in your Contract) of the Contract's basic insurance amount (BIA) only. For example, consider two identical $1,000,000 policies; the first with a $1,000,000 BIA and the other with a $500,000 BIA and $500,000 of rider coverage amount. The sales expense charge for the first policy will be based on the Target Premium of a $1,000,000 BIA while the sales expense charge for the second policy will be based on the Target Premium of a $500,000 BIA only. See Charges and Expenses, page 14.

      2. The current Cost of Insurance (COI) is different for the basic insurance amount and for the rider coverage amount. Cost of Insurance is determined by multiplying the COI rates by the Contract's "net amount at risk." The "net amount at risk" is the amount by which the Contract's death benefit exceeds the Contract Fund. The COI rates for both the basic insurance amount and the Target Term Rider will increase annually. However, current COI rates for the Target Term Rider are less than the current rates for the basic insurance amount death benefit for the first ten years, but are greater thereafter.

      3. You may increase or decrease both your basic insurance amount and rider coverage amount after issue subject to the underwriting requirements determined by Pruco Life of New Jersey. See Increases in Basic Insurance Amount, page 29 and Decreases in Basic Insurance Amount, page 30. Increasing your basic insurance amount after issue increases your sales expense charges on any premiums paid after the effective date of the increase for that portion of the premium allocated to the new coverage segment.

      4. The amount and timing of premium payments, loans, and withdrawals you make under the Contract and your choice of definition of life insurance test (see Tax Treatment of Contract Benefits, page 34) will all be factors in determining the relative performance of a Contract with and without a Target Term Rider.

      5. Investment experience will be a factor in determining the relative performance of a Contract with and without a Target Term Rider.

The five factors outlined above can have opposite effects on the financial performance of a Contract, including the amount of the Contract's cash value and death benefit. It is important that you ask your Pruco Life of New Jersey representative to see illustrations based on different combinations of all of the above. You can then discuss with your Pruco Life of New Jersey representative how these combinations may address your objectives.

Premiums

The Contract is a flexible premium contract. The minimum initial premium is due on or before the Contract date. It is the premium needed to start the Contract. There is no insurance under the Contract unless the minimum initial premium is paid. Thereafter, you decide when to make premium payments and, subject to a $25 minimum, in what amounts. We reserve the right to refuse to accept any payment that increases the death benefit by more than it increases the Contract Fund. See How a Type A (Fixed) Contract's Death Benefit Will Vary, page 25, How a Type B (Variable) Contract's Death Benefit Will Vary, page 26 and How a Type C (Return of Premium) Contract's Death Benefit Will Vary, page 27. There are circumstances under which the payment of premiums in amounts that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 34.

We can bill you for the amount you select annually, semi-annually, quarterly or monthly. Because the Contract is a flexible premium contract, there are no premium due dates. When you receive a premium notice, you are not required to pay this amount. The Contract will remain in-force if the Contract Fund is greater than zero and more than any Contract debt. When you apply for the Contract, you should discuss with your Pruco Life of New Jersey representative how frequently you would like to be billed (if at all) and for what amount.

Allocation of Premiums


On the Contract date, we deduct the charge for sales expenses and the charge for taxes attributable to premiums from the initial premium. See Charges and Expenses, page 14. Also on the Contract date, the remainder of the initial premium and any other premium received during the short-term cancellation right ("free-look") period, will be allocated to the Money Market investment option and the first monthly deductions are made. At the end of the "free-look" period, these funds will be allocated among the variable investment options and/or the fixed rate option according to your desired allocation, as specified in the application form. See Short-Term Cancellation Right or "Free-Look", page 19. If the first premium is received before the Contract date, there will be a period during which the Contract owner's initial premium will not be invested.

The charge for taxes attributable to premiums and the charge for sales expenses also apply to all subsequent premium payments. The remainder of each subsequent premium payment will be invested as of the end of the valuation period in which it is received at a Home Office, in accordance with the allocation you previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office or by telephoning a Home Office, provided you are enrolled to use the Telephone Transfer System. There is no charge for reallocating future premiums. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33"% cannot. Of course, the total allocation to all selected investment options must equal 100%. The percentage of premium that is allocated to the fixed rate option, if available, can not exceed 25%. Pruco Life of New Jersey may change this limit in the future.

Transfers


You may, up to 12 times each Contract year, transfer amounts from one investment option to another investment option without charge. Additional transfers may be made during each Contract year, but only with our consent. All or a portion of the amount credited to a variable investment option may be transferred. Transfers into and out of the fixed rate option are subject to strict limits as described later in this section. There is no administrative charge for the first 12 transfers per Contract year among investment options. There is an administrative charge of up to $25 for each transfer after the first 12 transfers per Contract year. Transfers will not be made until the end of the "free-look" period. See Short-Term Cancellation Right or "Free-Look", page 19.


Transfers among variable investment options will take effect as of the end of the valuation period in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $5,000 from one variable investment option to another, or may be in terms of a percentage reallocation among variable investment options. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on Contracts that are assigned (see Assignment, page 36), depending on the terms of the assignment.

We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life of New Jersey cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.


We will allow one transfer per Contract out of the fixed rate option during each Contract year. Additional transfers out of the fixed rate option may be made only with our consent. The maximum amount per Contract which may be transferred out of the fixed rate option each year is the greater of: (a) 25% of the amount in the fixed rate option; and (b) $2,000. For transfers into the fixed rate option, the amount being transferred in may not cause the fixed rate option to exceed 25% of the Contract Fund. Pruco Life of New Jersey may change these limits in the future. We may waive these restrictions for limited periods of time in a non-discriminatory way, (e.g., when interest rates are declining).


The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the investment option or to the disadvantage of other contract owners. If such a pattern were to be found, we may modify your right to make transfers by restricting the number, timing, and amount of transfers. We also reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one contract owner.

Dollar Cost Averaging


We offer a feature called Dollar Cost Averaging ("DCA"). Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the DCA Money Market investment option into variable investment options available under the Contract, excluding the fixed rate option. You may choose to have periodic transfers made monthly or quarterly. DCA transfers will not begin until the end of the "free-look" period. See Short-Term Cancellation Right or "Free-Look", page 19.


Each automatic transfer will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. Automatic transfers will continue until: (1) $50 or less remains of the amount designated for Dollar Cost Averaging, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature. Currently, a transfer that occurs under the DCA feature is not counted towards the 12 free transfers permitted each Contract year. We reserve the right to change this practice, modify the requirements, or discontinue the feature.

Auto-Rebalancing

As an administrative practice, we are currently offering a feature called Auto-Rebalancing. This feature allows you to automatically rebalance variable investment option assets at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of variable investment options X and Y is split 40% and 60%, respectively. Then, due to investment results, that split changes. You may instruct that those assets be rebalanced to your original or different allocation percentages. Auto-Rebalancing is not available until the end of the "free-look" period. See Short-Term Cancellation Right or "Free-Look", page 19.


Auto-Rebalancing can be performed on a quarterly, semi-annual, or annual basis. Each rebalance will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate, provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. The fixed rate option cannot participate in this administrative procedure. Currently, a transfer that occurs under the Auto-Rebalancing feature is not counted towards the 12 free transfers permitted each Contract year. We reserve the right to change this practice, modify the requirements, or discontinue the feature.


How a Contract's Surrender Value Will Vary


You may surrender the Contract for its surrender value. The Contract's surrender value on any date will be the Contract Fund less any Contract debt plus any return of sales charges. See Contract Loans, page 33 and Return of Sales Charges, page 15. The Contract Fund value changes daily, reflecting: (1) increases or decreases in the value of the variable investment option[s]; (2) interest credited on any loan; (3) the daily asset charge for mortality and expense risks assessed against the variable investment options and; (4) interest credited on any amounts allocated to the fixed rate option. The Contract Fund value also changes to reflect the receipt of premium payments and the monthly deductions described under Charges and Expenses, page 14. Upon request, Pruco Life of New Jersey will tell you the surrender value of your Contract. It is possible for the surrender value of a Contract to decline to zero because of unfavorable investment performance or outstanding Contract debt.


The tables on pages T1 through T10 of this prospectus illustrate approximately what the surrender values would be for representative Contracts, assuming hypothetical uniform investment results in the Fund portfolios. See Illustrations of Surrender Values, Death Benefits, and Accumulated Premiums, page 31.

How a Type A (Fixed) Contract's Death Benefit Will Vary

As described earlier, there are three types of death benefit available under the
Contract: (1) Type A, a generally fixed death benefit; (2) Type B, a variable death benefit and; (3) Type C, a return of premium death benefit. A Type B (variable) death benefit varies with investment performance while Type A (fixed) and Type C (return of premium) death benefits do not, unless they must be increased to comply with the Internal Revenue Code's definition of life insurance.

Under a Type A (fixed) Contract, the death benefit is generally equal to the basic insurance amount. If the Contract is kept in-force for several years, depending on how much premium you pay, and/or if investment performance is reasonably favorable, the Contract Fund may grow to the point where Pruco Life of New Jersey will increase the death benefit in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

The death benefit under a Type A (fixed) Contract will always be the greater of:

      (1)   the basic insurance amount; and

      (2) the Contract Fund before the deduction of any monthly charges due on that date plus any return of sales charges, multiplied by the attained age factor that applies.

A listing of attained age factors can be found on your Contract data pages. The second provision ensures that the Contract will always have a death benefit large enough to be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract owner may choose between two methods that we use to determine the tax treatment of the Contract. See Tax Treatment of Contract Benefits, page 34, for a discussion of these methods and the impact of each on the Contract's values, benefits and tax status.

The following table illustrates at different ages how the attained age factor affects the death benefit for different Contract Fund amounts. The table assumes that a $250,000 Type A (fixed) Contract was issued when the insured was a male nonsmoker, age 35, and there is no Contract debt.

                                     Type A (Fixed) Death Benefit
    ---------------------------------------------------------------------------------------------
                       IF                                           THEN
    ---------------------------------------------------------------------------------------------
                                                the             the Contract
              the              and the        attained        Fund multiplied
            insured            Contract          age          by the attained       and the Death
             is age             Fund is      factor is**       age factor is         Benefit is
    ---------------------------------------------------------------------------------------------
              40               $ 25,000          3.57               89,250            $250,000
              40               $ 75,000          3.57              267,750            $267,750*
              40               $100,000          3.57              357,000            $357,000*
    ---------------------------------------------------------------------------------------------
              60               $ 75,000          1.92              144,000            $250,000
              60               $125,000          1.92              240,000            $250,000
              60               $150,000          1.92              288,000            $288,000*
    ---------------------------------------------------------------------------------------------

              80               $150,000          1.28              192,000            $250,000
              80               $200,000          1.28              256,000            $256,000*
              80               $225,000          1.28              288,000            $288,000*

    ---------------------------------------------------------------------------------------------
    *     Note that the death benefit has been increased to comply with the
          Internal Revenue Code's definition of life insurance.
    **    Assumes the Contract Owner selected the Cash Value Accumulation Test.
    ---------------------------------------------------------------------------------------------

This means, for example, that if the insured has reached the age of 60, and the Contract Fund is $150,000, the death benefit will be $288,000, even though the basic insurance amount is $250,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $1.92. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund.

How a Type B (Variable) Contract's Death Benefit Will Vary

Under a Type B (variable) Contract, while the Contract is in-force, the death benefit will never be less than the basic insurance amount, but will also vary, immediately after it is issued, with the investment results of the selected variable investment options. The death benefit may be further increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

The death benefit under a Type B (variable) Contract will always be the greater of:

      (1) the basic insurance amount plus the Contract Fund before the deduction of any monthly charges due on that date; and

      (2) the Contract Fund before the deduction of any monthly charges due on that date plus any return of sales charges, multiplied by the attained age factor that applies.

For purposes of computing the death benefit, if the Contract Fund is less than zero we will consider it to be zero. A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough to be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract owner may choose between two methods that we use to determine the tax treatment of the Contract. See Tax Treatment of Contract Benefits, page 34, for a discussion of these methods and the impact of each on the Contract's values, benefits and tax status.

The following table illustrates various attained age factors and Contract Funds and the corresponding death benefits. The table assumes a $250,000 Type B (variable) Contract was issued when the insured was a male nonsmoker, age 35, and there is no Contract debt.

                                         Type B (Variable) Death Benefit
    ---------------------------------------------------------------------------------------------
                       IF                                           THEN
    ---------------------------------------------------------------------------------------------
                                                the             the Contract
              the              and the        attained        Fund multiplied
            insured            Contract          age          by the attained       and the Death
             is age             Fund is      factor is**       age factor is         Benefit is
    ---------------------------------------------------------------------------------------------
               40              $ 25,000          3.57                89,250           $275,000
               40              $ 75,000          3.57               267,750           $325,000
               40              $100,000          3.57               357,000           $357,000*
    ---------------------------------------------------------------------------------------------
               60              $ 75,000          1.92               144,000           $325,000
               60              $125,000          1.92               240,000           $375,000
               60              $150,000          1.92               288,000           $400,000
    ---------------------------------------------------------------------------------------------

               80              $150,000          1.28               192,000           $400,000
               80              $200,000          1.28               256,000           $450,000
               80              $225,000          1.28               288,000           $475,000

    ---------------------------------------------------------------------------------------------
    *     Note that the death benefit has been increased to comply with the
          Internal Revenue Code's definition of life insurance.
    **    Assumes the Contract Owner selected the Cash Value Accumulation Test.
    ---------------------------------------------------------------------------------------------

This means, for example, that if the insured has reached the age of 40, and the Contract Fund is $100,000, the death benefit will be $357,000, even though the basic insurance amount is $250,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $3.57. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund.

How a Type C (Return of Premium) Contract's Death Benefit Will Vary

Under a Type C (return of premium) Contract, while the Contract is in-force, the death benefit will be the greater of:

      (1) the basic insurance amount plus the total premiums paid into the Contract less any withdrawals, accumulated at an interest rate (between 0% and 8%; in 1/2% increments) chosen by the Contract owner to the date of death; and

      (2) the Contract Fund before the deduction of monthly charges due on that date plus any return of sales charges, multiplied by the attained age factor that applies.

A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract owner may choose between two methods that we use to determine the tax treatment of the Contract. See Tax Treatment of Contract Benefits, page 34, for a discussion of these methods and the impact of each on the Contract's values, benefits and tax status.

Unlike Type A and Type B Contracts, the death benefit of a Type C Contract may be less than the basic insurance amount in the event total withdrawals plus interest is greater than total premiums paid plus interest.

The following table illustrates various attained age factors and Contract Funds and the corresponding death benefits. The table assumes a $250,000 Type C (return of premium) Contract was issued when the insured was a male nonsmoker, age 35, and there is no Contract debt.

                                  Type C (Return of Premium) Death Benefit
-------------------------------------------------------------------------------------------------
                 IF                                                THEN
-------------------------------------------------------------------------------------------------
                          and the premiums       the           the Contract
  the         and the      paid less any       attained       Fund multiplied
insured      Contract     withdrawals with       age          by the attained       and the Death
is age        Fund is     interest equals     factor is**      age factor is         Benefit is
-------------------------------------------------------------------------------------------------
 40          $ 25,000          $ 15,000           3.57               89,250           $265,000
 40          $ 75,000          $ 60,000           3.57              267,750           $310,000
 40          $100,000          $ 80,000           3.57              357,000           $357,000*
-------------------------------------------------------------------------------------------------
 60          $ 75,000          $ 60,000           1.92              144,000           $310,000
 60          $125,000          $100,000           1.92              240,000           $350,000
 60          $150,000          $125,000           1.92              288,000           $375,000
-------------------------------------------------------------------------------------------------

 80          $150,000          $125,000           1.28              192,000           $375,000
 80          $200,000          $150,000           1.28              256,000           $400,000
 80          $225,000          $175,000           1.28              288,000           $425,000

-------------------------------------------------------------------------------------------------
*   Note that the death benefit has been increased to comply with the
    Internal Revenue Code's definition of life insurance.
**  Assumes the Contract owner selected the Cash Value Accumulation
    Test.
-------------------------------------------------------------------------------------------------

This means, for example, that if the insured has reached the age of 40, and the premiums paid with interest less any withdrawals equals $80,000, the death benefit will be $357,000, even though the basic insurance amount is $250,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $3.57. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund.

Surrender of a Contract

A Contract may be surrendered for its surrender value (or for a fixed reduced paid-up insurance benefit in New York state) while the insured is living. To surrender a Contract, we may require you to deliver or mail the Contract with a signed written request, to a Home Office. The surrender value of a surrendered Contract will be determined as of the end of the valuation period in which such a request is received in a Home Office. If the Contract is fully surrendered within the first four Contract years, you may be entitled to a return of sales charges. See Charges and Expenses, page 14. Surrender of a Contract may have tax consequences. See Tax Treatment of Contract Benefits, page 34.



Fixed reduced paid-up insurance (available in New York only) provides paid-up insurance, the amount of which will be paid when the insured dies. There will be cash values and loan values. The loan interest rate for fixed reduced paid-up insurance is 5%. Upon surrender of the Contract, the amount of fixed reduced paid-up insurance depends upon the net cash value and the insured's issue age, sex, smoker/non-smoker status, and the length of time since the Contract date.

Withdrawals

Under certain circumstances, you may withdraw a portion of the Contract's net cash value without surrendering the Contract. The withdrawal amount is limited by the requirement that the net cash value after the withdrawal may not be zero or less than zero. The amount withdrawn must be at least $500. There is an administrative processing fee for each withdrawal which is the lesser of: (a) $25 and; (b) 2% of the withdrawal amount. An amount withdrawn may not be repaid except as a premium subject to the applicable charges. Upon request, we will tell you how much you may withdraw. Withdrawals may have tax consequences. See Tax Treatment of Contract Benefits, page 34.

Generally, whenever a withdrawal is made, the death benefit will be immediately reduced by at least the amount of the withdrawal. Withdrawals under Type B (variable) and Type C (return of premium) Contracts, will not change the basic insurance amount. However, under a Type A (fixed) Contract, the withdrawal may require a reduction in the basic insurance amount, unless you provide evidence that the insured is insurable for the increase in net amount at risk. In addition, no withdrawal will be permitted under a Type A (fixed) Contract if it would result in a basic insurance amount of less than the minimum basic insurance amount. Furthermore, the sum of the basic insurance amount and the Target Term Rider must equal or exceed the minimum allowable total face amount of your Contract. See Requirements for Issuance of a Contract, page 19. It is important to note, however, that if the basic insurance amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 34. Before making any withdrawal which causes a decrease in basic insurance amount, you should consult with your tax adviser and your Pruco Life of New Jersey representative.


When a withdrawal is made, the Contract Fund is reduced by the sum of the cash withdrawn and the withdrawal fee. An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise. You may not direct a withdrawal to come from the fixed rate option.


Withdrawals increase the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default.

Lapse and Reinstatement

Pruco Life of New Jersey will determine the value of the Contract Fund on each Monthly date. If the Contract Fund is zero or less, the Contract is in default. If the Contract debt ever grows to be equal to or more than the Contract Fund, the Contract will be in default. Should this happen, Pruco Life of New Jersey will send you a notice of default setting forth the payment which we estimate will keep the Contract in-force for three months from the date of default. This payment must be received at a Home Office within the 61-day grace period after the notice of default is mailed or the Contract will end and have no value. A Contract that lapses with an outstanding Contract loan may have tax consequences. See Tax Treatment of Contract Benefits, page 34.

A Contract that ended in default may be reinstated within 5 years after the date of default if the following conditions are met: (1) renewed evidence of insurability is provided on the insured; (2) submission of certain payments sufficient to bring the Contract up to date plus a premium that we estimate will cover all charges and deductions for the next three months; and (3) any Contract debt with interest to date must be restored or paid back. If the Contract debt is restored and the debt with interest would exceed the loan value of the reinstated Contract, the excess must be paid to us before reinstatement. The reinstatement date will be the Monthly date that coincides with or next follows the date we approve your request. We will deduct all required charges from your payment and the balance will be placed into your Contract Fund.

Increases in Basic Insurance Amount

Subject to state approval and subject to the underwriting requirements determined by Pruco Life of New Jersey, you may increase the amount of insurance by increasing the basic insurance amount of the Contract. We will allow up to 98 increases during the life of the Contract. The following conditions must be met:

      (1) you must ask for the change in a form that meets Pruco Life of New Jersey's needs;

      (2) the amount of the increase must be at least equal to the minimum increase in basic insurance amount shown under Contract Limitations in your Contract data pages;

      (3)   you must prove to us that the insured is insurable for any increase;

      (4)   the Contract must not be in default; and

      (5) if we ask you to do so, you must send us the Contract to be endorsed.

If we approve the change, we will send you new Contract data pages showing the amount and effective date of the change and the recomputed charges, values and limitations. If the insured is not living on the effective date, the change will not take effect. No administrative processing charge is currently being made in connection with an increase in basic insurance amount. We reserve the right to make such a charge in an amount of up to $25.

Furthermore, you may establish a schedule under which the basic insurance amount increases on designated Contract anniversaries. The schedule of increases must meet the following conditions:

      (1) The amount of each scheduled increase must be at least equal to the minimum increase in basic insurance amount shown under Contract Limitations in your Contract data pages.

      (2)   The amount of each scheduled increase cannot exceed:

            (a) 20% of the underwritten death benefit (at issue, the underwritten death benefit is equal to the face amount on the Contract date) for increases scheduled to take place at attained ages up to and including 65; or

            (b) 10% of the underwritten death benefit for increases scheduled to take place at attained ages from 66 up to and including 70.

      (3)   Increases cannot be scheduled to take place after attained age 70.

      (4) The total face amount including scheduled increases can never exceed 4 times the underwritten death benefit for fully underwritten Contracts or 2 times the underwritten death benefit for Contracts issued on a simplified issue or guaranteed issue basis.

These are our current guidelines. We reserve the right to change these conditions.

For sales load purposes, the Target Premium (referred to as "segment allocation amount" in your Contract) is calculated separately for each coverage segment. When premiums are paid, each premium payment is allocated to each coverage segment based on the proportion of its Target Premium to the total of all Target Premiums currently in effect. Currently, the sales load charge for each segment is equal to 13 1/2% of the allocated premium paid in each Contract year up to the Target Premium and 2% on any excess. See Charges and Expenses, page 14.

The COI rates for an increase in basic insurance amount are based upon 1980 CSO Tables, the age at the increase effective date and the number of years since then, sex (except where unisex rates apply), smoker/nonsmoker status, and extra rating class, if any. The net amount at risk for the whole Contract (the death benefit minus the Contract Fund) is allocated to each basic insurance amount segment based on the proportion of its basic insurance amount to the total of all basic insurance amount segments. In addition, the attained age factor for a Contract with an increase in basic insurance amount is based on the Insured's attained age for the initial basic insurance amount segment. For a description of attained age factor, see How a Type A (Fixed) Contract's Death Benefit Will Vary, page 25, How a Type B (Variable) Contract's Death Benefit Will Vary, page 26 and How a Type C (Return of Premium) Contract's Death Benefit Will Vary, page 27.

Each Contract owner who elects to increase the basic insurance amount of his or her Contract will receive a "free-look" right which will apply only to the increase in basic insurance amount, not the entire Contract. This right is comparable to the right afforded to a purchaser of a new Contract except that, any cost of insurance charge for the increase in the basic insurance amount will be returned to the Contract Fund instead of a refund of premium. See Short-Term Cancellation Right or "Free-Look", page 19. Generally, the "free-look" right would have to be exercised no later than 10 days after receipt of the Contract as increased.

An increase in basic insurance amount may cause the Contract to be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 34. Therefore, before increasing the basic insurance amount, you should consult with your tax adviser and your Pruco Life of New Jersey representative.

Decreases in Basic Insurance Amount

As explained earlier, you may make a withdrawal. See Withdrawals, page 28. You also have the option of decreasing the basic insurance amount of your Contract without withdrawing any cash value. Contract owners who conclude that, because of changed circumstances, the amount of insurance is greater than needed will be able to decrease their amount of insurance protection, and the monthly deductions for the cost of insurance. The amount of the decrease must be at least equal to the minimum decrease in basic insurance amount shown under Contract Limitations in your Contract data pages. In addition, the basic insurance amount after the decrease must be at least equal to the minimum basic insurance amount shown under Contract Limitations in your Contract data pages. No administrative processing charge is currently being made in connection with a decrease in basic insurance amount. We reserve the right to make such a charge in an amount of up to $25. See Charges and Expenses, page 14. If we ask you to, you must send us your Contract to be endorsed. The Contract will be amended to show the new basic insurance amount, charges, values in the appropriate tables and the effective date of the decrease.

We may decline a reduction if we determine it would cause the Contract to fail to qualify as "life insurance" for purposes of Section 7702 of the Internal Revenue Code. See Tax Treatment of Contract Benefits, page 34. Furthermore, a decrease will not take effect if the insured is not living on the effective date.

It is important to note, however, that if the basic insurance amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 34. Before requesting any decrease in basic insurance amount, you should consult with your tax adviser and your Pruco Life of New Jersey representative.

When Proceeds Are Paid

Pruco Life of New Jersey will generally pay any death benefit, cash value, loan proceeds or withdrawal within seven days after all the documents required for such a payment are received at a Home Office. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life of New Jersey may delay payment of proceeds from the variable investment option[s] and the variable portion of the death benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.


With respect to the amount of any cash surrender value allocated to the fixed rate option, Pruco Life of New Jersey expects to pay the cash surrender value promptly upon request. However, Pruco Life of New Jersey has the right to delay payment of such cash surrender value for up to six months (or a shorter period if required by applicable law). Pruco Life of New Jersey will pay interest of at least 3% a year if it delays such a payment for 30 days or more (or a shorter period if required by applicable law).


Illustrations of Surrender Values, Death Benefits, and Accumulated Premiums

The following tables show how a Contract's death benefit and surrender values change with the investment experience of the Account. They are "hypothetical" because they are based, in part, upon several assumptions, which are described below. All the tables assume the following:

o a Contract bought by a 45 year old male, select, non-smoker, with no extra risks or substandard ratings, issued on a Guaranteed Issue basis.

o a given premium amount is paid on each Contract anniversary for seven years and no loans are taken.


o the Contract Fund has been invested in equal amounts in each of the 40 portfolios of the Funds and no portion of the Contract Fund has been allocated to the fixed rate option.


The first two tables (pages T1 and T2) assume: (1) a Type A (fixed) Contract has been purchased, (2) a $1,000,000 basic insurance amount and no riders have been added to the Contract, and (3) a Cash Value Accumulation Test has been elected for definition of life insurance testing. See Tax Treatment of Contract Benefits, page 34 and Types of Death Benefit, page 19. The first table assumes current charges will continue for the indefinite future while the second table assumes maximum contractual charges have been made from the beginning. See Charges and Expenses, page 14.

The third and fourth tables (pages T3 and T4) assume: (1) a Type A (fixed) Contract has been purchased, (2) a $5,000 basic insurance amount and a $995,000 Target Term Rider has been added to the Contract, and (3) a Cash Value Accumulation Test has been elected for definition of life insurance testing. See Tax Treatment of Contract Benefits, page 34 and Types of Death Benefit, page 19. The third table assumes current charges will continue for the indefinite future while the fourth table assumes maximum contractual charges have been made from the beginning. See Charges and Expenses, page 14.

The next two tables (pages T5 and T6) assume: (1) a Type A (fixed) Contract has been purchased, (2) a $1,000,000 basic insurance amount and no riders have been added to the Contract, and (3) a Guideline Premium Test has been elected for definition of life insurance testing. See Tax Treatment of Contract Benefits, page 34 and Types of Death Benefit, page 19. The fifth table assumes current charges will continue for the indefinite future while the sixth table assumes maximum contractual charges have been made from the beginning. See Charges and Expenses, page 14.

The tables on pages T7 and T8 assume: (1) a Type B (variable) Contract has been purchased, (2) a $1,000,000 basic insurance amount and no riders have been added to the Contract, and (3) a Cash Value Accumulation Test has been elected for definition of life insurance testing. See Tax Treatment of Contract Benefits, page 34 and Types of Death Benefit, page 19. The table on page T7 assumes current charges will continue for the indefinite future while the table on page T8 assumes maximum contractual charges have been made from the beginning. See Charges and Expenses, page 14.

The last two tables (pages T9 and T10) assume: (1) a Type C (return of premium) Contract has been purchased with premiums accumulating at 6%, (2) a $1,000,000 basic insurance amount and no riders have been added to the Contract, and (3) a Cash Value Accumulation Test has been elected for definition of life insurance testing. See Tax Treatment of Contract Benefits, page 34 and Types of Death Benefit, page 19. The table on page T9 assumes current charges will continue for the indefinite future while the table on page T10 assumes maximum contractual charges have been made from the beginning. See Charges and Expenses, page 14.

Finally, there are three assumptions, shown separately, about the average investment performance of the portfolios. The first is that there will be a uniform 0% gross rate of return with the average value of the Contract Fund uniformly adversely affected by very unfavorable investment performance. The other two assumptions are that investment performance will be at a uniform gross annual rate of 6% and 12%. Actual returns will fluctuate from year to year. In addition, death benefits and surrender values would be different from those shown if investment returns averaged 0%, 6%, and 12% but fluctuated from those averages throughout the years. Nevertheless, these assumptions help show how the Contract values will change with investment experience.

The first column in the following 10 tables (pages T1 through T10) shows the Contract year. The second column, to provide context, shows what the aggregate amount would be if the premiums had been invested to earn interest, after taxes, at 4% compounded annually. The next three columns show the death benefit payable in each of the years shown for the three different assumed investment returns. The last three columns show the surrender value payable in each of the years shown for the three different assumed investment returns.

A gross return (as well as the net return) is shown at the top of each column. The gross return represents the combined effect of investment income and capital gains and losses, realized or unrealized, of the portfolios before any reduction is made for investment advisory fees or other Fund expenses. The net return reflects average total annual expenses of the 40 portfolios of 0.84%, and the daily deduction from the Contract Fund of 0.20% per year for the tables based on current charges and 0.50% per year for the tables based on maximum charges. Thus, assuming current charges, gross returns of 0%, 6%, and 12% are the equivalent of net returns of -1.04%, 4.96%, and 10.96%, respectively. Assuming maximum charges, gross returns of 0%, 6%, and 12% are the equivalent of net returns of -1.34%, 4.66%, and 10.66%, respectively. The actual fees and expenses of the portfolios associated with a particular Contract may be more or less than 0.84% and will depend on which variable investment options are selected. The death benefits and surrender values shown reflect the deduction of all expenses and charges both from the Funds and under the Contract.

The Contract allows you to invest your net premium dollars in a variety of professionally managed funds. Fluctuating investment returns in these funds, together with the actual pattern of your premium payments, our Contract charges, and any loans and withdrawals you may make will generate different Contract values than those illustrated, even if the averages of the investment rates of return over the years were to match those illustrated. Because of this, we strongly recommend periodic Contract reviews with your Pruco Life of New Jersey representative. Reviews are an excellent way to monitor the performance of the policy against your expectations and to identify adjustments that may be necessary.

If you are considering the purchase of a variable life insurance contract from another insurance company, you should not rely upon these tables for comparison purposes. A comparison between two tables, each showing values for a 45 year old man, may be useful for a 45 year old man but would be inaccurate if made for insureds of other ages or sex. Your Pruco Life of New Jersey representative can provide you with a hypothetical illustration for your own age, sex, and rating class.

                                  ILLUSTRATIONS

                      PRUSELECT III LIFE INSURANCE CONTRACT
                          CASH VALUE ACCUMULATION TEST
                          TYPE A (FIXED) DEATH BENEFIT
               MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                        $1,000,000 BASIC INSURANCE AMOUNT
            ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                              USING CURRENT CHARGES

                                                 Death Benefit (1)                                  Surrender Value (1)
                                ---------------------------------------------------------------------------------------------------
                                       Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                  Premiums                  Annual Investment Return of                         Annual Investment Return of
   End Of        Accumulated    ---------------------------------------------------------------------------------------------------
   Policy      at 4% Interest     0% Gross           6% Gross           12% Gross      0% Gross          6% Gross       12% Gross
    Year          Per Year      (-1.04% Net)        (4.96% Net)       (10.96% Net)   (-1.04% Net)      (4.96% Net)     (10.96% Net)
------------   --------------   --------------------------------------------------   ----------------------------------------------
      1          $    56,919    $ 1,000,000        $  1,000,000       $  1,000,000    $    49,404      $     52,295    $     55,187
      2          $   116,115    $ 1,000,000        $  1,000,000       $  1,000,000    $    96,205      $    104,917    $    113,978
      3          $   177,679    $ 1,000,000        $  1,000,000       $  1,000,000    $   140,208      $    157,727    $    176,687
      4          $   241,705    $ 1,000,000        $  1,000,000       $  1,000,000    $   183,284      $    212,720    $    245,872
      5          $   308,293    $ 1,000,000        $  1,000,000       $  1,000,000    $   225,278      $    270,077    $    322,563
      6          $   377,544    $ 1,000,000        $  1,000,000       $  1,063,178    $   270,631      $    334,413    $    412,085
      7          $   449,565    $ 1,000,000        $  1,004,496       $  1,276,016    $   315,233      $    401,798    $    510,406
      8          $   467,547    $ 1,000,000        $  1,014,918       $  1,363,670    $   307,497      $    417,662    $    561,181
      9          $   486,249    $ 1,000,000        $  1,020,175       $  1,449,874    $   299,480      $    434,117    $    616,968
     10          $   505,699    $ 1,000,000        $  1,028,971       $  1,546,803    $   291,307      $    451,303    $    678,422
     15          $   615,260    $ 1,000,000        $  1,084,314       $  2,158,800    $   245,702      $    547,633    $  1,090,303
 20 (Age 65)     $   748,558    $ 1,000,000        $  1,158,944       $  3,048,417    $   196,004      $    669,910    $  1,762,091
     25          $   910,735    $ 1,000,000        $  1,274,253       $  4,428,071    $   145,232      $    827,437    $  2,875,371
     30          $ 1,108,049    $ 1,000,000        $  1,409,403       $  6,470,239    $    60,176      $  1,013,959    $  4,654,848
     35          $ 1,348,111    $         0(2)     $  1,623,328       $  9,844,495    $         0(2)   $  1,229,794    $  7,457,951
     40          $ 1,640,183    $         0        $  1,774,222       $ 14,212,614    $         0      $  1,478,519    $ 11,843,845
     45          $ 1,995,533    $         0        $  2,009,797       $ 21,265,481    $         0      $  1,762,980    $ 18,653,931

(1)   Assumes no Contract Loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 33, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T1

                      PRUSELECT III LIFE INSURANCE CONTRACT
                          CASH VALUE ACCUMULATION TEST
                          TYPE A (FIXED) DEATH BENEFIT
               MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                        $1,000,000 BASIC INSURANCE AMOUNT
            ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                                  Death Benefit (1)                             Surrender Value (1)
                                    ----------------------------------------------------------------------------------------------
                                        Assuming Hypothetical Gross (and Net)           Assuming Hypothetical Gross (and Net)
                     Premiums                Annual Investment Return of                      Annual Investment Return of
   End Of           Accumulated     ----------------------------------------------------------------------------------------------
   Policy         at 4% Interest      0% Gross        6% Gross        12% Gross        0% Gross        6% Gross        12% Gross
    Year             Per Year       (-1.34% Net)    (4.66% Net)     (10.66% Net)     (-1.34% Net)     (4.66% Net)     (10.66% Net)
-----------       --------------    --------------------------------------------     ---------------------------------------------
      1             $    56,919     $ 1,000,000     $ 1,000,000     $  1,000,000     $     41,962     $    44,380     $    46,802
      2             $   116,115     $ 1,000,000     $ 1,000,000     $  1,000,000     $     83,289     $    90,521     $    98,049
      3             $   177,679     $ 1,000,000     $ 1,000,000     $  1,000,000     $    119,887     $   134,411     $   150,138
      4             $   241,705     $ 1,000,000     $ 1,000,000     $  1,000,000     $    155,863     $   180,252     $   207,731
      5             $   308,293     $ 1,000,000     $ 1,000,000     $  1,000,000     $    183,012     $   219,940     $   263,248
      6             $   377,544     $ 1,000,000     $ 1,000,000     $  1,000,000     $    217,746     $   270,000     $   333,807
      7             $   449,565     $ 1,000,000     $ 1,000,000     $  1,029,920     $    251,845     $   322,333     $   411,968
      8             $   467,547     $ 1,000,000     $ 1,000,000     $  1,096,323     $    243,190     $   332,399     $   451,162
      9             $   486,249     $ 1,000,000     $ 1,000,000     $  1,160,869     $    234,131     $   342,579     $   493,987
     10             $   505,699     $ 1,000,000     $ 1,000,000     $  1,232,862     $    224,606     $   352,844     $   540,729
     15             $   615,260     $ 1,000,000     $ 1,000,000     $  1,674,111     $    167,484     $   404,437     $   845,510
 20 (Age 65)        $   748,558     $ 1,000,000     $ 1,000,000     $  2,263,440     $     83,538     $   451,751     $ 1,308,347
     25             $   910,735     $         0(2)  $ 1,000,000     $  3,072,931     $          0(2)  $   482,717     $ 1,995,410
     30             $ 1,108,049     $         0     $ 1,000,000     $  4,165,495     $          0     $   471,627     $ 2,996,759
     35             $ 1,348,111     $         0     $ 1,000,000     $  5,799,788     $          0     $   346,848     $ 4,393,778
     40             $ 1,640,183     $         0     $         0(2)  $  7,649,475     $          0     $         0(2)  $ 6,374,562
     45             $ 1,995,533     $         0     $         0     $ 10,457,481     $          0     $         0     $ 9,173,229

(1)   Assumes no Contract Loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 24, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 40, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T2

                      PRUSELECT III LIFE INSURANCE CONTRACT
                          CASH VALUE ACCUMULATION TEST
                          TYPE A (FIXED) DEATH BENEFIT
               MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
        $1,000,000 TARGET COVERAGE AMOUNT($5,000 BASIC INSURANCE AMOUNT,
                          $995,000 TARGET TERM RIDER)
            ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                              USING CURRENT CHARGES

                                             Death Benefit (1)                                  Surrender Value (1)
                               --------------------------------------------------------------------------------------------------
                                    Assuming Hypothetical Gross (and Net)             Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
  End Of       Accumulated     --------------------------------------------------------------------------------------------------
  Policy      at 4% Interest     0% Gross         6% Gross        12% Gross         0% Gross          6% Gross        12% Gross
   Year          Per Year      (-1.04% Net)     (4.96% Net)      (10.96% Net)     (-1.04% Net)       (4.96% Net)     (10.96% Net)
------------  --------------   ----------------------------------------------     -----------------------------------------------
     1         $    56,919     $  1,000,000     $  1,000,000     $  1,000,000     $     51,598      $     54,704    $      57,810
     2         $   116,115     $  1,000,000     $  1,000,000     $  1,000,000     $    101,059      $    110,446    $     120,208
     3         $   177,679     $  1,000,000     $  1,000,000     $  1,000,000     $    149,313      $    168,230    $     188,691
     4         $   241,705     $  1,000,000     $  1,000,000     $  1,000,000     $    196,619      $    228,430    $     264,228
     5         $   308,293     $  1,000,000     $  1,000,000     $  1,000,000     $    243,025      $    291,252    $     347,728
     6         $   377,544     $  1,000,000     $  1,000,000     $  1,137,213     $    289,460      $    357,770    $     440,780
     7         $   449,565     $  1,000,000     $  1,067,772     $  1,357,333     $    335,063      $    427,109    $     542,933
     8         $   467,547     $  1,000,000     $  1,080,570     $  1,452,219     $    328,141      $    444,679    $     597,621
     9         $   486,249     $  1,000,000     $  1,087,796     $  1,545,616     $    321,046      $    462,892    $     657,709
    10         $   505,699     $  1,000,000     $  1,098,706     $  1,650,493     $    313,890      $    481,889    $     723,901
    15         $   615,260     $  1,000,000     $  1,164,889     $  2,311,738     $    267,200      $    588,328    $   1,167,545
20 (Age 65)    $   748,558     $  1,000,000     $  1,245,151     $  3,264,474     $    210,644      $    719,740    $   1,886,979
    25         $   910,735     $  1,000,000     $  1,369,113     $  4,741,996     $    151,041      $    889,035    $   3,079,218
    30         $ 1,108,049     $  1,000,000     $  1,514,393     $  6,929,018     $     47,023      $  1,089,492    $   4,984,905
    35         $ 1,348,111     $          0(2)  $  1,744,319     $ 10,542,601     $          0(2)   $  1,321,454    $   7,986,819
    40         $ 1,640,183     $          0     $  1,906,519     $ 15,220,544     $          0      $  1,588,766    $  12,683,787
    45         $ 1,995,533     $          0     $  2,159,715     $ 22,773,648     $          0      $  1,894,487    $  19,976,884

(1)   Assumes no Contract Loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 32, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T3

                      PRUSELECT III LIFE INSURANCE CONTRACT
                          CASH VALUE ACCUMULATION TEST
                          TYPE A (FIXED) DEATH BENEFIT
               MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
        $1,000,000 TARGET COVERAGE AMOUNT($5,000 BASIC INSURANCE AMOUNT,
                          $995,000 TARGET TERM RIDER)
            ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                                    Death Benefit (1)                                  Surrender Value (1)
                                    -----------------------------------------------    ---------------------------------------------
                                           Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
                    Premiums                    Annual Investment Return of                      Annual Investment Return of
   End Of          Accumulated      -----------------------------------------------    ---------------------------------------------
   Policy        at 4% Interest       0% Gross          6% Gross        12% Gross        0% Gross         6% Gross       12% Gross
    Year            Per Year        (-1.34% Net)       (4.66% Net)     (10.66% Net)    (-1.34% Net)      (4.66% Net)    (10.66% Net)
------------     -------------      -----------------------------------------------    ---------------------------------------------
      1            $    56,919      $ 1,000,000       $  1,000,000    $   1,000,000    $     45,431      $    48,276    $     51,123
      2            $   116,115      $ 1,000,000       $  1,000,000    $   1,000,000    $     90,161      $    98,689    $    107,565
      3            $   177,679      $ 1,000,000       $  1,000,000    $   1,000,000    $    133,641      $   150,794    $    169,363
      4            $   241,705      $ 1,000,000       $  1,000,000    $   1,000,000    $    176,442      $   205,277    $    237,756
      5            $   308,293      $ 1,000,000       $  1,000,000    $   1,000,000    $    217,447      $   261,144    $    312,373
      6            $   377,544      $ 1,000,000       $  1,000,000    $   1,022,488    $    258,915      $   320,793    $    396,313
      7            $   449,565      $ 1,000,000       $  1,000,000    $   1,221,170    $    299,714      $   383,243    $    488,468
      8            $   467,547      $ 1,000,000       $  1,000,000    $   1,300,244    $    290,709      $   396,540    $    535,080
      9            $   486,249      $ 1,000,000       $  1,000,000    $   1,377,126    $    281,331      $   410,165    $    586,011
     10            $   505,699      $ 1,000,000       $  1,000,000    $   1,462,851    $    271,522      $   424,109    $    641,601
     15            $   615,260      $ 1,000,000       $  1,000,000    $   1,988,094    $    213,600      $   498,537    $  1,004,088
 20 (Age 65)       $   748,558      $ 1,000,000       $  1,003,494    $   2,689,417    $    130,348      $   580,054    $  1,554,576
     25            $   910,735      $         0(2)    $  1,026,606    $   3,652,548    $          0(2)   $   666,627    $  2,371,785
     30            $ 1,108,049      $         0       $  1,049,314    $   4,952,351    $          0      $   754,902    $  3,562,842
     35            $ 1,348,111      $         0       $  1,101,705    $   6,896,444    $          0      $   834,625    $  5,224,579
     40            $ 1,640,183      $         0       $  1,095,817    $   9,096,863    $          0      $   913,181    $  7,580,719
     45            $ 1,995,533      $         0       $  1,129,907    $  12,437,113    $          0      $   991,147    $ 10,909,748

(1)   Assumes no Contract Loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 25, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T4

                      PRUSELECT III LIFE INSURANCE CONTRACT
                              GUIDLINE PREMIUM TEST
                          TYPE A (FIXED) DEATH BENEFIT
               MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                        $1,000,000 BASIC INSURANCE AMOUNT
          ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS (3)
                              USING CURRENT CHARGES

                                             Death Benefit (1)                                 Surrender Value (1)
                               -------------------------------------------------------------------------------------------------
                                     Assuming Hypothetical Gross (and Net)             Assuming Hypothetical Gross (and Net)
                 Premiums                 Annual Investment Return of                       Annual Investment Return of
  End Of       Accumulated     -------------------------------------------------------------------------------------------------
  Policy      at 4% Interest     0% Gross        6% Gross         12% Gross         0% Gross        6% Gross         12% Gross
   Year         Per Year       (-1.04% Net)     (4.96% Net)      (10.96% Net)     (-1.04% Net)     (4.96% Net)      (10.96% Net)
----------    --------------   -----------------------------------------------    ----------------------------------------------
     1         $    56,919     $  1,000,000     $  1,000,000     $   1,000,000    $    49,404     $     52,295      $     55,187
     2         $   116,115     $  1,000,000     $  1,000,000     $   1,000,000    $    96,205     $    104,917      $    113,978
     3         $   177,679     $  1,000,000     $  1,000,000     $   1,000,000    $   140,208     $    157,727      $    176,687
     4         $   241,705     $  1,000,000     $  1,000,000     $   1,000,000    $   183,284     $    212,720      $    245,872
     5         $   257,701     $  1,000,000     $  1,000,000     $   1,000,000    $   179,250     $    221,259      $    270,954
     6         $   268,009     $  1,000,000     $  1,000,000     $   1,000,000    $   173,063     $    227,987      $    296,544
     7         $   278,730     $  1,000,000     $  1,000,000     $   1,000,000    $   166,330     $    234,523      $    324,549
     8         $   289,879     $  1,000,000     $  1,000,000     $   1,000,000    $   159,332     $    241,135      $    355,529
     9         $   301,474     $  1,000,000     $  1,000,000     $   1,000,000    $   151,980     $    247,754      $    389,786
    10         $   313,533     $  1,000,000     $  1,000,000     $   1,000,000    $   144,429     $    254,533      $    427,854
    15         $   381,461     $  1,000,000     $  1,000,000     $   1,000,000    $   100,857     $    288,908      $    692,432
20 (Age 65)    $   464,106     $  1,000,000     $  1,000,000     $   1,401,362    $    51,716     $    329,505      $  1,148,657
    25         $   564,656     $  1,000,000     $  1,000,000     $   2,220,813    $     1,289     $    383,008      $  1,914,494
    30         $   686,990     $          0(2)  $  1,000,000     $   3,413,891    $         0(2)  $    428,845      $  3,190,553
    35         $   835,828     $          0     $  1,000,000     $   5,595,131    $         0     $    453,241      $  5,328,696
    40         $ 1,016,913     $          0     $  1,000,000     $   9,298,740    $         0     $    417,319      $  8,855,942
    45         $ 1,237,231     $          0     $  1,000,000(2)  $  15,332,761    $         0     $    215,167(2)   $ 14,602,630

(1)   Assumes no Contract Loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 26, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 48, unless an additional premium payment was made.

(3) The Guideline Premium Test limits the premium payable in policy year 5 to $6,084.75, and zero in years 6 and 7.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T5

                      PRUSELECT III LIFE INSURANCE CONTRACT
                              GUIDLINE PREMIUM TEST
                          TYPE A (FIXED) DEATH BENEFIT
               MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                        $1,000,000 BASIC INSURANCE AMOUNT
          ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS (3)
                        USING MAXIMUM CONTRACTUAL CHARGES

                                                Death Benefit (1)                                 Surrender Value (1)
                                 ---------------------------------------------------------------------------------------------------
                                       Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                  Premiums                  Annual Investment Return of                        Annual Investment Return of
   End Of       Accumulated      ---------------------------------------------------------------------------------------------------
   Policy      at 4% Interest      0% Gross         6% Gross           12% Gross        0% Gross       6% Gross          12% Gross
    Year          Per Year       (-1.34% Net)      (4.66% Net)        (10.66% Net)    (-1.34% Net)    (4.66% Net)      (10.66% Net)
-----------    --------------    -------------------------------------------------    ----------------------------------------------
      1         $     56,919     $  1,000,000      $  1,000,000       $  1,000,000    $    41,962     $    44,380      $      46,802
      2         $    116,115     $  1,000,000      $  1,000,000       $  1,000,000    $    83,289     $    90,521      $      98,049
      3         $    177,679     $  1,000,000      $  1,000,000       $  1,000,000    $   119,887     $   134,411      $     150,138
      4         $    241,705     $  1,000,000      $  1,000,000       $  1,000,000    $   155,863     $   180,252      $     207,731
      5         $    257,701     $  1,000,000      $  1,000,000       $  1,000,000    $   145,641     $   180,297      $     221,332
      6         $    268,009     $  1,000,000      $  1,000,000       $  1,000,000    $   138,624     $   183,675      $     240,006
      7         $    278,730     $  1,000,000      $  1,000,000       $  1,000,000    $   131,262     $   186,837      $     260,404
      8         $    289,879     $  1,000,000      $  1,000,000       $  1,000,000    $   123,491     $   189,716      $     282,687
      9         $    301,474     $  1,000,000      $  1,000,000       $  1,000,000    $   115,235     $   192,234      $     307,035
     10         $    313,533     $  1,000,000      $  1,000,000       $  1,000,000    $   106,426     $   194,317      $     333,666
     15         $    381,461     $  1,000,000      $  1,000,000       $  1,000,000    $    51,325     $   195,117      $     511,395
 20 (Age 65)    $    464,106     $          0(2)   $  1,000,000       $  1,000,000    $         0(2)  $   166,354      $     806,608
     25         $    564,656     $          0      $  1,000,000       $  1,510,373    $         0     $    71,803      $   1,302,046
     30         $    686,990     $          0      $          0(2)    $  2,253,743    $         0     $         0(2)   $   2,106,302
     35         $    835,828     $          0      $          0       $  3,601,286    $         0     $         0      $   3,429,796
     40         $  1,016,913     $          0      $          0       $  5,807,863    $         0     $         0      $   5,531,298
     45         $  1,237,231     $          0      $          0       $  9,229,710    $         0     $         0      $   8,790,200

(1)   Assumes no Contract Loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 19, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 28, unless an additional premium payment was made.

(3) The Guideline Premium Test limits the premium payable in policy year 5 to $6,084.75, and zero in years 6 and 7.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T6

                      PRUSELECT III LIFE INSURANCE CONTRACT
                          CASH VALUE ACCUMULATION TEST
                         TYPE B (VARIABLE) DEATH BENEFIT
               MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                        $1,000,000 BASIC INSURANCE AMOUNT
            ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                              USING CURRENT CHARGES

                                                 Death Benefit (1)                                Surrender Value (1)
                                 -------------------------------------------------------------------------------------------------
                                        Assuming Hypothetical Gross (and Net)           Assuming Hypothetical Gross (and Net)
                  Premiums                   Annual Investment Return of                     Annual Investment Return of
  End Of         Accumulated     -------------------------------------------------------------------------------------------------
  Policy       at 4% Interest       0% Gross         6% Gross          12% Gross       0% Gross       6% Gross         12% Gross
   Year           Per Year       (-1.04% Net)      (4.96% Net)        (10.96% Net)   (-1.04% Net)    (4.96% Net)     (10.96% Net)
-----------    -------------     -------------------------------------------------   ---------------------------------------------
     1         $      56,919     $   1,047,352     $  1,050,243       $  1,053,134   $    49,404     $   52,295      $      55,187
     2         $     116,115     $   1,091,881     $  1,100,572       $  1,109,613   $    95,986     $  104,677      $     113,717
     3         $     177,679     $   1,135,501     $  1,152,937       $  1,171,806   $   139,606     $  157,042      $     175,910
     4         $     241,705     $   1,177,947     $  1,207,156       $  1,240,048   $   182,052     $  211,260      $     244,153
     5         $     308,293     $   1,223,195     $  1,267,512       $  1,319,424   $   223,195     $  267,512      $     319,424
     6         $     377,544     $   1,267,368     $  1,330,238       $  1,406,856   $   267,368     $  330,238      $     406,856
     7         $     449,565     $   1,310,382     $  1,395,352       $  1,503,127   $   310,382     $  395,352      $     503,127
     8         $     467,547     $   1,301,000     $  1,408,610       $  1,551,724   $   301,000     $  408,610      $     551,724
     9         $     486,249     $   1,291,257     $  1,422,052       $  1,605,159   $   291,257     $  422,052      $     605,159
    10         $     505,699     $   1,281,344     $  1,435,881       $  1,664,165   $   281,344     $  435,881      $     664,165
    15         $     615,260     $   1,226,252     $  1,508,258       $  2,104,733   $   226,252     $  508,258      $   1,062,997
20 (Age 65)    $     748,558     $   1,167,148     $  1,592,159       $  2,971,943   $   167,148     $  592,159      $   1,717,886
    25         $     910,735     $   1,109,568     $  1,697,716       $  4,316,956   $   109,568     $  697,716      $   2,803,218
    30         $   1,108,049     $   1,017,460     $  1,789,578       $  6,307,852   $    17,460     $  789,578      $   4,538,023
    35         $   1,348,111     $           0(2)  $  1,838,984       $  9,597,397   $         0(2)  $  838,984      $   7,270,756
    40         $   1,640,183     $           0     $  1,782,386       $ 13,855,853   $         0     $  782,386      $  11,546,545
    45         $   1,995,533     $           0     $  1,520,498(2)    $ 20,731,660   $         0     $  520,498(2)   $  18,185,667

(1)   Assumes no Contract Loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 31, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 50, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T7

                      PRUSELECT III LIFE INSURANCE CONTRACT
                          CASH VALUE ACCUMULATION TEST
                         TYPE B (VARIABLE) DEATH BENEFIT
               MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                        $1,000,000 BASIC INSURANCE AMOUNT
            ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                               Death Benefit (1)                                Surrender Value (1)
                               -------------------------------------------------------------------------------------------------
                                      Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
                 Premiums                 Annual Investment Return of                       Annual Investment Return of
  End Of       Accumulated     -------------------------------------------------------------------------------------------------
  Policy      at 4% Interest     0% Gross        6% Gross           12% Gross       0% Gross        6% Gross          12% Gross
   Year          Per Year      (-1.34% Net)     (4.66% Net)       (10.66% Net)    (-1.34% Net)     (4.66% Net)      (10.66% Net)
-----------   --------------   -----------------------------------------------    ----------------------------------------------
     1         $     56,919    $  1,037,719     $  1,040,130     $   1,042,543    $     41,824     $    44,235      $     46,647
     2         $    116,115    $  1,074,657     $  1,081,844     $   1,089,326    $     82,866     $    90,054      $     97,535
     3         $    177,679    $  1,110,803     $  1,125,197     $   1,140,781    $    119,012     $   133,406      $    148,991
     4         $    241,705    $  1,146,139     $  1,170,233     $   1,197,375    $    154,348     $   178,442      $    205,584
     5         $    308,293    $  1,180,645     $  1,217,001     $   1,259,623    $    180,645     $   217,001      $    259,623
     6         $    377,544    $  1,214,285     $  1,265,531     $   1,328,077    $    214,285     $   265,531      $    328,077
     7         $    449,565    $  1,247,010     $  1,315,843     $   1,403,335    $    247,010     $   315,843      $    403,335
     8         $    467,547    $  1,236,914     $  1,323,556     $   1,439,110    $    236,914     $   323,556      $    439,110
     9         $    486,249    $  1,226,341     $  1,330,996     $   1,478,048    $    226,341     $   330,996      $    478,048
    10         $    505,699    $  1,215,227     $  1,338,079     $   1,520,412    $    215,227     $   338,079      $    520,412
    15         $    615,260    $  1,149,235     $  1,364,722     $   1,794,807    $    149,235     $   364,722      $    794,807
20 (Age 65)    $    748,558    $  1,056,508     $  1,362,579     $   2,209,448    $     56,508     $   362,579      $  1,209,448
    25         $    910,735    $          0(2)  $  1,299,225     $   2,828,171    $          0(2)  $   299,225      $  1,828,171
    30         $  1,108,049    $          0     $  1,119,019     $   3,806,810    $          0     $   119,019      $  2,738,712
    35         $  1,348,111    $          0     $          0(2)  $   5,299,652    $          0     $         0(2)   $  4,014,888
    40         $  1,640,183    $          0     $          0     $   6,989,382    $          0     $         0      $  5,824,485
    45         $  1,995,533    $          0     $          0     $   9,554,649    $          0     $         0      $  8,381,271

(1)   Assumes no Contract Loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 23, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 32, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T8

                      PRUSELECT III LIFE INSURANCE CONTRACT
                          CASH VALUE ACCUMULATION TEST
                 TYPE C (RETURN OF PREMIUM AT 6%) DEATH BENEFIT
               MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                        $1,000,000 BASIC INSURANCE AMOUNT
            ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                              USING CURRENT CHARGES

                                                 Death Benefit (1)                                 Surrender Value (1)
                                ----------------------------------------------------------------------------------------------------
                                       Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                  Premiums                   Annual Investment Return of                        Annual Investment Return of
  End Of         Accumulated    ----------------------------------------------------------------------------------------------------
  Policy       at 4% Interest      0% Gross          6% Gross           12% Gross       0% Gross       6% Gross          12% Gross
   Year           Per Year       (-1.04% Net)      (4.96% Net)        (10.96% Net)    (-1.04% Net)    (4.96% Net)      (10.96% Net)
-----------    --------------   ---------------------------------------------------   ----------------------------------------------
     1         $      56,919    $   1,058,014     $    1,058,014     $    1,058,014   $    49,404     $    52,295      $      55,187
     2         $     116,115    $   1,119,508     $    1,119,508     $    1,119,508   $    95,935     $   104,638      $     113,691
     3         $     177,679    $   1,184,693     $    1,184,693     $    1,184,693   $   139,442     $   156,920      $     175,837
     4         $     241,705    $   1,253,788     $    1,253,788     $    1,253,788   $   181,662     $   210,980      $     244,009
     5         $     308,293    $   1,327,029     $    1,327,029     $    1,327,029   $   222,467     $   267,006      $     319,212
     6         $     377,544    $   1,404,665     $    1,404,665     $    1,404,665   $   266,115     $   329,398      $     406,598
     7         $     449,565    $   1,486,958     $    1,486,958     $    1,486,958   $   308,337     $   394,026      $     502,875
     8         $     467,547    $   1,516,176     $    1,516,176     $    1,516,176   $   297,906     $   406,654      $     551,585
     9         $     486,249    $   1,547,146     $    1,547,146     $    1,547,146   $   286,793     $   419,280      $     605,290
    10         $     505,699    $   1,579,975     $    1,579,975     $    1,579,975   $   275,194     $   432,100      $     664,769
    15         $     615,260    $   1,776,138     $    1,776,138     $    2,113,859   $   204,031     $   494,411      $   1,067,605
20 (Age 65)    $     748,558    $   2,038,647     $    2,038,647     $    2,984,928   $   111,177     $   554,181      $   1,725,392
    25         $     910,735    $   2,389,944     $    2,389,944     $    4,335,822   $       370     $   614,667      $   2,815,469
    30         $   1,108,049    $           0(2)  $    2,860,059     $    6,335,425   $         0(2)  $   583,975      $   4,557,860
    35         $   1,348,111    $           0     $    3,489,179     $    9,639,353   $         0     $   293,814      $   7,302,541
    40         $   1,640,183    $           0     $            0(2)  $   13,916,430   $         0     $         0(2)   $  11,597,025
    45         $   1,995,533    $           0     $            0     $   20,822,300   $         0     $         0      $  18,265,176

(1)   Assumes no Contract Loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 26, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 38, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T9

                      PRUSELECT III LIFE INSURANCE CONTRACT
                          CASH VALUE ACCUMULATION TEST
                 TYPE C (RETURN OF PREMIUM AT 6%) DEATH BENEFIT
               MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                        $1,000,000 BASIC INSURANCE AMOUNT
            ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                                 Death Benefit (1)                                 Surrender Value (1)
                                  -------------------------------------------------------------------------------------------------
                                       Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                   Premiums                 Annual Investment Return of                        Annual Investment Return of
   End Of         Accumulated     -------------------------------------------------------------------------------------------------
   Policy       at 4% Interest       0% Gross          6% Gross         12% Gross       0% Gross       6% Gross         12% Gross
    Year           Per Year        (-1.34% Net)      (4.66% Net)      (10.66% Net)    (-1.34% Net)    (4.66% Net)      (10.66% Net)
------------   ---------------    ------------------------------------------------    ---------------------------------------------
      1         $      56,919     $   1,058,014     $   1,058,014     $  1,058,014    $    41,769     $    44,182      $     46,597
      2         $     116,115     $   1,119,508     $   1,119,508     $  1,119,508    $    82,670     $    89,870      $     97,366
      3         $     177,679     $   1,184,693     $   1,184,693     $  1,184,693    $   118,559     $   132,989      $    148,618
      4         $     241,705     $   1,253,788     $   1,253,788     $  1,253,788    $   153,484     $   177,660      $    204,911
      5         $     308,293     $   1,327,029     $   1,327,029     $  1,327,029    $   179,171     $   215,684      $    258,535
      6         $     377,544     $   1,404,665     $   1,404,665     $  1,404,665    $   211,941     $   263,462      $    326,441
      7         $     449,565     $   1,486,958     $   1,486,958     $  1,486,958    $   243,464     $   312,746      $    401,001
      8         $     467,547     $   1,516,176     $   1,516,176     $  1,516,176    $   231,823     $   319,157      $    435,987
      9         $     486,249     $   1,547,146     $   1,547,146     $  1,547,146    $   219,283     $   324,953      $    474,042
     10         $     505,699     $   1,579,975     $   1,579,975     $  1,579,975    $   205,690     $   329,968      $    515,434
     15         $     615,260     $   1,776,138     $   1,776,138     $  1,776,138    $   115,122     $   335,583      $    784,360
 20 (Age 65)    $     748,558     $           0(2)  $   2,038,647     $  2,075,689    $         0(2)  $   271,709      $  1,199,820
     25         $     910,735     $           0     $   2,389,944     $  2,817,404    $         0     $    26,520      $  1,829,483
     30         $   1,108,049     $           0     $           0(2)  $  3,818,601    $         0     $         0(2)   $  2,747,195
     35         $   1,348,111     $           0     $           0     $  5,316,311    $         0     $         0      $  4,027,508
     40         $   1,640,183     $           0     $           0     $  7,011,369    $         0     $         0      $  5,842,808
     45         $   1,995,533     $           0     $           0     $  9,584,722    $         0     $         0      $  8,407,651

(1)   Assumes no Contract Loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 19, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 26, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T10

Contract Loans


You may borrow from Pruco Life of New Jersey an amount up to the current loan value of your Contract less any existing Contract debt using the Contract as the only security for the loan. The loan value at any time is equal to 99% of the cash value in states where it is approved, otherwise, the loan value at any time is equal to 90% of the cash value. If your Contract has the Rider to Add a Fixed Interest Rate Investment Option, the loan value at any time is equal to the sum of (a) 99% of the cash value attributable to the variable investment options and
(b) the balance of the cash value. You may borrow from the Contract Fund value provided the Contract is not in default. A Contract in default has no loan value. The minimum loan amount you may borrow is $200.


Interest charged on a loan accrues daily. Interest is due on each Contract anniversary or when the loan is paid back, whichever comes first. If interest is not paid when due, it becomes part of the loan and we will charge interest on it, too. Except in the case of preferred loans, we charge interest at an effective annual rate of 5%.

A portion of any amount you borrow on or after the 10th Contract anniversary may be considered a preferred loan if the Contract has not been surrendered for fixed reduced paid-up insurance. Fixed reduced paid-up insurance is available only in the state of New York. See Surrender of a Contract, page 28. The maximum preferred loan amount is the total amount you may borrow minus the total net premiums paid (net premiums equal premiums paid less total withdrawals, if any). If the net premium amount is less than zero, we will, for purposes of this calculation, consider it to be zero. Only new loans borrowed after the 10th Contract anniversary may be considered preferred loans. Standard loans will not automatically be converted into preferred loans. Preferred loans are charged interest at an effective annual rate of 4.25%.

The Contract debt is the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt equals or exceeds the Contract Fund, the Contract will go into default. If the Contract debt equals or exceeds the Contract Fund and you fail to keep the Contract in-force, the amount of unpaid Contract debt will be treated as a distribution and will be immediately taxable to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income which we are required to report to the Internal Revenue Service. See Lapse and Reinstatement, page 29 and Tax Treatment of Contract Benefits " Pre-Death Distributions, page 34.


When a loan is made, an amount equal to the loan proceeds is transferred out of the Account and/or the fixed rate option, as applicable. Unless you ask us to take the loan amount from specific investment options and we agree, the reduction will be made in the same proportions as the value in each investment option and the fixed rate option bears to the total value of the Contract. While a loan is outstanding, the amount that was so transferred will continue to be treated as part of the Contract Fund. It will be credited with an effective annual rate of return of 4%. On each Monthly date, we will increase the portion of the Contract Fund in the investment options by interest credits accrued on the loan since the last Monthly date. The net cost of a standard loan is 1% and the net cost of a preferred loan is 1/4%.


Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, you should know that the Internal Revenue Service may take the position that the loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and the Contract's crediting rate. Distributions are subject to income tax. Were the Internal Revenue Service to take this position, Prudential would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful.

Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See Tax Treatment of Contract Benefits, page 34.

Any Contract debt will directly reduce a Contract's cash value and will be subtracted from the death benefit to determine the amount payable. In addition, even if the loan is fully repaid, it may have an effect on future death benefits because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.

When you repay all or part of a loan, we will increase the portion of the Contract Fund in the investment options by the amount of the loan you repay using the investment allocation for future premium payments as of the loan payment date, plus interest credits accrued on the loan since the last transaction date. If loan interest is paid when due, it will not change the portion of the Contract Fund allocated to the investment options. We reserve the right to change the manner in which we allocate loan repayments.

Tax Treatment of Contract Benefits

This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own qualified tax adviser for complete information and advice.

Treatment as Life Insurance. The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract's investments. For further information on the diversification requirements, see Taxation of the Fund in the statement of additional information for the Series Fund.

In order to meet the definition of life insurance rules for federal income tax purposes, the Contract must satisfy one of the two following tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. At issue, the Contract owner chooses which of these two tests will apply to their Contract. This choice cannot be changed thereafter.

Under the Cash Value Accumulation Test, the Contract must maintain a minimum ratio of death benefit to cash value. Therefore, in order to ensure that the Contract qualifies as life insurance, the Contract's death benefit may increase as the Contract Fund value increases. The death benefit, at all times, must be at least equal to the Contract Fund multiplied by the applicable attained age factor. A listing of attained age factors can be found on your Contract data pages.

Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the death benefit. In addition, there is a minimum ratio of death benefit to cash value associated with this test. This ratio, however, is less than the required ratio under the Cash Value Accumulation test. Therefore, the death benefit required under this test is generally lower than that of the Cash Value Accumulation test.

The selection of the definition of life insurance test most appropriate for you is dependent on several factors, including the insured's age at issue, actual Contract earnings, and whether or not the Contract is classified as a Modified Endowment Contract. You should consult your own qualified tax adviser for complete information and advice with respect to the selection of the definition of life insurance test.

We believe we have taken adequate steps to insure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:

      o you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract, and

      o the Contract's death benefit will be income tax free to your beneficiary.

Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance.

Pre-Death Distributions. The tax treatment of any distribution you receive before the insured's death depends on whether the Contract is classified as a Modified Endowment Contract.

      Contracts Not Classified as Modified Endowment Contracts

            o If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash value used to repay Contract debt. In other words, you will immediately have taxable income to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income which we are required to report to the

                  Internal Revenue Service. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

            o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

            o Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, there is some risk the Internal Revenue Service might assert that the preferred loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and Contract's crediting rate. Were the Internal Revenue Service to take this position, Pruco Life of New Jersey would take reasonable steps to avoid this result, including modifying the Contract's loan provisions.

      Modified Endowment Contracts

            o The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the Contract to be classified as a Modified Endowment Contract. You should first consult a qualified tax adviser and your Pruco Life of New Jersey representative if you are contemplating any of these steps.

            o If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

            o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

            o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.

Investor Control. Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular variable investment options without causing you, instead of Pruco Life of New Jersey, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life of New Jersey reserves the right to make such changes as it deems necessary to assure that the Contract qualifies as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made with such notice to affected Contract owners as is feasible under the circumstances.

Withholding. You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

Other Tax Considerations. If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.

Business-Owned Life Insurance. If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract owners generally cannot deduct premium payments. Business Contract owners generally cannot take tax deductions for interest on Contract debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or death benefits received under business-owned life insurance policies.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits

The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits differ under Contracts issued on males and females of the same age. Employers and employee organizations considering the purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.

Exchange Right

In the state of New York, you have the right to exchange the Contract for a fixed benefit insurance plan issued by The Prudential Insurance Company of America on the insured's life. Such an exchange is permitted within the first 18 months after a Contract is issued, so long as the Contract is not in default. This is a general account policy with guaranteed minimum values. No evidence of insurability will be required to make an exchange. The new policy will have the same issue date and risk classification for the insured as the original Contract. The exchange may be subject to an equitable adjustment in premiums and values, and a payment may be required. You may wish to obtain tax advice before effecting such an exchange.

Option to Exchange Insured

Pruco Life of New Jersey will permit a Contract owner to exchange a contract for a new contract on the life of a new insured. Upon the exchange, the original contract ends and the cash value (not including return of sales charges) is moved to the new contract without subjecting it to new sales charges and the portion of the charge for taxes attributable to premiums for state and local premium taxes. See Charges and Expenses, page 14. We will, however, report this as a taxable surrender of your original Contract, which means that you will be subject to income tax to the extent of any gain in the Contract and that we will withhold applicable federal income taxes. Also, the cash value moved to the new Contract will be considered new premium, which may cause your Contract to be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 34.

Other General Contract Provisions

Assignment. This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life of New Jersey's consent. Pruco Life of New Jersey assumes no responsibility for the validity or sufficiency of any assignment. We will not be obligated to comply with any assignment unless we receive a copy at a Home Office.

Beneficiary. You designate and name your beneficiary in the application. Thereafter, you may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the insured die with no surviving beneficiary, the insured's estate will become the beneficiary.

Incontestability. We will not contest the Contract after it has been in-force during the insured's lifetime for two years from the issue date except when any change is made in the Contract that requires Pruco Life of New Jersey's approval and would increase our liability. We will not contest such change after it has been in effect for two years during the lifetime of the insured.

Misstatement of Age or Sex. If the insured's stated age or sex or both are incorrect in the Contract, Pruco Life of New Jersey will adjust the death benefits payable and any amount to be paid, as required by law, to reflect the correct age and sex. Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insured's correct age and sex.

Settlement Options. The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life of New Jersey representative authorized to sell this Contract can explain these options upon request.

Suicide Exclusion. Generally, if the insured, whether sane or insane, dies by suicide within two years from the Contract date, the Contract will end and Pruco Life of New Jersey will return the premiums paid, less any Contract debt, and less any withdrawals. Generally, if the insured, whether sane or insane, dies by suicide after two years from the issue date, but within two years of the effective date of an increase in the basic insurance amount, we will pay, as to the increase in amount, no more than the sum of the premiums paid on and after the effective date of an increase.

Substitution of Fund Shares

Although Pruco Life of New Jersey believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Pruco Life of New Jersey may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, may be required. Contract owners will be notified of any such substitution.

Reports to Contract Owners

Once each year, Pruco Life of New Jersey will send you a statement that provides certain information pertinent to your own Contract. This statement will detail values, transactions made, and specific Contract data that apply only to your particular Contract. You will also be sent annual and semi-annual reports of the Funds showing the financial condition of the portfolios and the investments held in each portfolio.

Sale of the Contract and Sales Commissions

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below.


Generally, representatives will receive a commission of no more than:

      (1) 30% of the premiums received in the first 12 months following the Contract Date on premiums up to the Target Premium (referred to as "segment allocation amount" in your Contract);
      (2) 4% of the premiums received in the first 12 months following the Contract Date to the extent that the total premium received since issue exceeds the Target Premium;
      (3) 7% of the premiums received in years two through four on premiums up to the Target Premium;
      (4) 2% of the premiums received in years two through four in excess of the Target Premium;
      (5) 3% of the premiums received in years five through seven on premiums up to the Target Premium;
      (6) 2% of the premiums received in years five through seven in excess of the Target Premium; and
      (7)   0% of all premiums received after year seven.

If the basic insurance amount is increased, representatives will generally receive a commission of no more than:

      (1) 30% of the premiums received in the first 12 months following the effective date of the increase on premiums up to the Target Premium (referred to as "segment allocation amount" in your Contract);
      (2) 4% of the premiums received in the first 12 months following the effective date of the increase to the extent that the total premium received since issue exceeds the Target Premium;
      (3) 7% of the premiums received in years two through four on premiums up to the Target Premium;
      (4) 2% of the premiums received in years two through four in excess of the Target Premium;
      (5) 3% of the premiums received in years five through seven on premiums up to the Target Premium;
      (6) 2% of the premiums received in years five through seven in excess of the Target Premium; and
      (7)   0% of all premiums received after year seven.

Moreover, trail commissions of up to 0.05% of an amount determined by averaging the Contract Fund less all outstanding loans as of the first and last day of each calendar quarter for years starting with the 5th Contract year through the 10th Contract Year, .025% for Contract years 11 through 20 and .0125% thereafter may be paid.


Representatives with less than four years of service may receive compensation on a different basis. Representatives who meet certain productivity or persistency standards may be eligible for additional compensation.

State Regulation

Pruco Life of New Jersey is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life of New Jersey is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life of New Jersey is required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

Experts

The financial statements of Pruco Life of New Jersey as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of the PruSelect III Variable Life Subaccounts of the Account as of December 31, 2001 and for each of the three years in the period then ended included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

Actuarial matters included in this prospectus have been examined by Pamela Schiz, FSA, MAAA, Vice President and Actuary of Prudential, whose opinion is filed as an exhibit to the registration statement.

Litigation and Regulatory Proceedings

We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against Pruco Life of New Jersey and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries, including Pruco Life of New Jersey, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied.

As of December 31, 2001 Prudential and/or Pruco Life of New Jersey remained a party to approximately 44 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 19 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and Pruco Life of New Jersey believed that those actions are governed by the class settlement release and expects them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or Pruco Life of New Jersey. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

Prudential has indemnified Pruco Life of New Jersey for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

Pruco Life of New Jersey's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life of New Jersey in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life of New Jersey's financial position.

Additional Information

Pruco Life of New Jersey has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, or by telephoning (800) SEC-0330, upon payment of a prescribed fee.

Further information may also be obtained from Pruco Life of New Jersey. Its address and telephone number are set forth on the inside front cover of this prospectus.

Financial Statements

The financial statements of the Account should be distinguished from the financial statements of Pruco Life of New Jersey, which should be considered only as bearing upon the ability of Pruco Life of New Jersey to meet its obligations under the Contracts.

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past 5 years, are shown below.

                             DIRECTORS OF PRUCO LIFE

JAMES J. AVERY, JR., Vice Chairman and Director - President, Prudential Individual Life Insurance since 1998; prior to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group.

VIVIAN L. BANTA, President, Chairman, and Director - Executive Vice President, Individual Financial Services, U.S. Consumer Group since 2000; 1998 to 1999:
Consultant, Individual Financial Services; prior to 1998: Consultant, Morgan Stanley.

RICHARD J. CARBONE, Director - Senior Vice President and Chief Financial Officer since 1997.

HELEN M. GALT, Director - Company Actuary, Prudential since 1993.



RONALD P. JOELSON, Director - Senior Vice President, Prudential Asset, Liability and Risk Management since 1999; prior to 1999: President, Guaranteed Products, Prudential Institutional.

DAVID R. ODENATH, JR., Director - President, Prudential Investments since 1999; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber.

                         OFFICERS WHO ARE NOT DIRECTORS

SHAUN M. BYRNES, Senior Vice President - Senior Vice President, Director of Mutual Funds, Annuities and UITs, Prudential Investments since 2001; 2000 to 2001: Senior Vice President, Director of Research, Prudential Investments; 1999 to 2000: Senior Vice President, Director of Mutual Funds, Prudential Investments; prior to 1999: Vice President, Mutual Funds, Prudential Investments.

C. EDWARD CHAPLIN, Treasurer - Senior Vice President and Treasurer, Prudential since 2000; prior to 2000, Vice President and Treasurer, Prudential.

THOMAS F. HIGGINS, Senior Vice President - Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999: Vice President, Mutual Funds, Prudential Individual Financial Services; prior to 1998: Principal, Mutual Fund Operations, The Vanguard Group.

CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary - Chief Counsel, Variable Products, Prudential Law Department since 1995.

ANDREW J. MAKO, Executive Vice President - Vice President, Finance, U.S. Consumer Group since 1999; prior to 1999: Vice President, Business Performance Management Group.

MELODY C. MCDAID, Senior Vice President - Vice President and Site Executive, Prudential Financial Services Customer Service Office since 1995.

ESTHER H. MILNES, Senior Vice President - Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group.

JAMES M. O'CONNOR, Senior Vice President and Actuary - Vice President, Guaranteed Products since 2001; 1998 to 2000: Corporate Vice President, Guaranteed Products; prior to 1998: Corporate Actuary, Prudential Investments.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary - Vice President and Associate Actuary, Prudential since 1996.

WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Officer - Vice President and IFS Controller, Prudential Enterprise Financial Management since 2000; 1999 to 2000: Vice President and Individual Life Controller, Prudential Enterprise Financial Management; prior to 1999: Vice President, Accounting, Enterprise Financial Management.

The business address of all directors and officers of Pruco Life of New Jersey is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life of New Jersey directors and officers are elected annually.

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS (unaudited)
June 30, 2002

                                                                                          SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                               Prudential   Prudential                   Prudential     Prudential
                                                                 Money      Diversified   Prudential      Flexible     Conservative
                                                                 Market        Bond         Equity         Managed       Balanced
                                                               Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                               ---------     ---------     ---------      ---------    -----------
ASSETS
    Investment in The Prudential Series Fund, Inc.
      Portfolios and non-Prudential administered funds,
      at net asset value [Note 3] ........................   $  9,710,842  $ 26,385,776  $ 127,375,301  $ 188,741,703  $ 94,409,557
                                                             ------------  ------------  -------------  -------------  ------------
    Net Assets ...........................................   $  9,710,842  $ 26,385,776  $ 127,375,301  $ 188,741,703  $ 94,409,557
                                                             ============  ============  =============  =============  ============

NET ASSETS, representing:
     Accumulation units [Note 9] .........................   $  9,710,842  $ 26,385,776  $ 127,375,301  $ 188,741,703  $ 94,409,557
                                                             ------------  ------------  -------------  -------------  ------------
                                                             $  9,710,842  $ 26,385,776  $ 127,375,301  $ 188,741,703  $ 94,409,557
                                                             ============  ============  =============  =============  ============

     Units outstanding ...................................      5,370,043     7,760,679     20,200,829     44,669,496    26,223,372
                                                             ============  ============  =============  =============  ============

                                                                              SUBACCOUNTS (Continued)
                                                            ----------------------------------------------------
                                                            Prudential
                                                            High Yield     Prudential   Prudential    Prudential
                                                               Bond       Stock Index      Value        Global
                                                             Portfolio     Portfolio     Portfolio     Portfolio
                                                            ----------    -----------   ----------    ----------
ASSETS
    Investment in The Prudential Series Fund, Inc.
     Portfolios and non-Prudential administered funds,
     at net asset value [Note 3] .....................      $60,849,337   $60,222,307   $12,179,509   $ 5,064,944
                                                            -----------   -----------   -----------   -----------
    Net Assets .......................................      $60,849,337   $60,222,307   $12,179,509   $ 5,064,944
                                                            ===========   ===========   ===========   ===========

NET ASSETS, representing:
     Accumulation units [Note 9] .....................      $60,849,337   $60,222,307   $12,179,509   $ 5,064,944
                                                            -----------   -----------   -----------   -----------
                                                            $60,849,337   $60,222,307   $12,179,509   $ 5,064,944
                                                            ===========   ===========   ===========   ===========

     Units outstanding ...............................       27,784,609    49,702,321     2,709,176     3,531,417
                                                            ===========   ===========   ===========   ===========

                                                                              SUBACCOUNTS (Continued)
                                                            -------------------------------------------------------
                                                                         T. Rowe Price       AIM V.I.       Janus
                                                                         International       Premier        Aspen
                                                              Jennison       Stock        Equity Series    Growth
                                                             Portfolio    Portfolio           Fund        Portfolio
                                                             ---------   -------------    -------------   ---------
ASSETS
    Investment in The Prudential Series Fund, Inc.
     Portfolios and non-Prudential administered funds,
     at net asset value [Note 3] .....................      $15,682,583    $ 79,999         $277,315       $395,437
                                                            -----------    --------         --------       --------
    Net Assets .......................................      $15,682,583    $ 79,999         $277,315       $395,437
                                                            ===========    ========         ========       ========

NET ASSETS, representing:
     Accumulation units [Note 9] .....................      $15,682,583    $ 79,999         $277,315       $395,437
                                                            -----------    --------         --------       --------
                                                            $15,682,583    $ 79,999         $277,315       $395,437
                                                            ===========    ========         ========       ========

     Units outstanding ...............................        8,652,895     124,782          476,779        753,429
                                                            ===========    ========         ========       ========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                     A1 & A2

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS (unaudited)
June 30, 2002

                                                                                        SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                              MFS          American                     Prudential       Prudential
                                                            Emerging        Century     Franklin       SP Alliance        SP Davis
                                                          Growth Series    VP Value     Small Cap    Large Cap Growth       Value
                                                            Portfolio        Fund         Fund          Portfolio         Portfolio
                                                          -------------   ---------    ----------    ----------------   -----------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds,at net asset value [Note 3] .............      $153,695      $ 77,768      $155,915         $ 46,300        $208,108
                                                             --------      --------      --------         --------        --------
    Net Assets ........................................      $153,695      $ 77,768      $155,915         $ 46,300        $208,108
                                                             ========      ========      ========         ========        ========

NET ASSETS, representing:
     Accumulation units [Note 9] ......................      $153,695      $ 77,768      $155,915         $ 46,300        $208,108
                                                             --------      --------      --------         --------        --------
                                                             $153,695      $ 77,768      $155,915         $ 46,300        $208,108
                                                             ========      ========      ========         ========        ========

     Units outstanding ................................       328,440        60,513       267,356           62,341         244,119
                                                             ========      ========      ========         ========        ========

                                                                                 SUBACCOUNTS (Continued)
                                                           ---------------------------------------------------------------------
                                                            Prudential        Prudential        Janus Aspen        Janus Aspen
                                                           SP Small/Mid   SP INVESCO Small   Aggressive Growth     Balanced
                                                            Cap Value      Company Growth        Portfolio          Portfolio
                                                            Portfolio         Portfolio        Service Shares     Service Shares
                                                           ------------   ----------------   -----------------    --------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds,at net asset value [Note 3] .............      $204,445          $40,709            $ 41,030           $ 69,203
                                                             --------          -------            --------           --------
    Net Assets ........................................      $204,445          $40,709            $ 41,030           $ 69,203
                                                             ========          =======            ========           ========

NET ASSETS, representing:
     Accumulation units [Note 9] ......................      $204,445          $40,709            $ 41,030           $ 69,203
                                                             --------          -------            --------           --------
                                                             $204,445          $40,709            $ 41,030           $ 69,203
                                                             ========          =======            ========           ========

     Units outstanding ................................       192,289           50,891             110,611             76,479
                                                             ========          =======            ========           ========

                                                                                 SUBACCOUNTS (Continued)
                                                           ---------------------------------------------------------

                                                            Prudential     Prudential   Prudential      Prudential
                                                             SP PIMCO       SP PIMCO     SP Large     SP MFS Capital
                                                           Total Return    High Yield    Cap Value     Opportunities
                                                             Portfolio      Portfolio    Portfolio      Portfolio
                                                           ------------    ----------   -----------   --------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds,at net asset value [Note 3] .............      $238,006        $56,474      $82,042         $16,743
                                                             --------        -------      -------         -------
    Net Assets ........................................      $238,006        $56,474      $82,042         $16,743
                                                             ========        =======      =======         =======

NET ASSETS, representing:
     Accumulation units [Note 9] ......................      $238,006        $56,474      $82,042         $16,743
                                                             --------        -------      -------         -------
                                                             $238,006        $56,474      $82,042         $16,743
                                                             ========        =======      =======         =======

     Units outstanding ................................       223,350         57,567       91,149          25,579
                                                             ========        =======      =======         =======

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                      A3 & A4

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS (unaudited)
June 30, 2002

                                                                                  SUBACCOUNTS
                                                       -----------------------------------------------------------------
                                                       Prudential      Prudential        Prudential        Prudential
                                                       SP MFS Mid   SP Conservative      SP Balanced        SP Growth
                                                       Cap Growth   Asset Allocation  Asset Allocation  Asset Allocation
                                                        Portfolio       Portfolio         Portfolio         Portfolio
                                                       ----------   ----------------  ----------------  ----------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds,at net asset value [Note 3] ..........      $43,006        $ 20,591         $107,319            $83,869
                                                          -------        --------         --------            -------
    Net Assets .....................................      $43,006        $ 20,591         $107,319            $83,869
                                                          =======        ========         ========            =======
NET ASSETS, representing:
     Accumulation units [Note 9] ...................      $43,006        $ 20,591         $107,319            $83,869
                                                          -------        --------         --------            -------
                                                          $43,006        $ 20,591         $107,319            $83,869
                                                          =======        ========         ========            =======

     Units outstanding .............................       79,590          21,659          117,457             95,636
                                                          =======        ========         ========            =======

                                                                              SUBACCOUNTS (Continued)
                                                         -----------------------------------------------------------------
                                                               Prudential             Prudential            Janus Aspen
                                                         SP Aggressive Growth        SP Deutsche            International
                                                           Asset Allocation      International Equity     Growth Portfolio
                                                               Portfolio              Portfolio            Service Shares
                                                         ---------------------   --------------------     ----------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds,at net asset value [Note 3] ..........            $26,989                $57,980                $39,048
                                                                -------                -------                -------
    Net Assets .....................................            $26,989                $57,980                $39,048
                                                                =======                =======                =======
NET ASSETS, representing:
     Accumulation units [Note 9] ...................            $26,989                $57,980                $39,048
                                                                -------                -------                -------
                                                                $26,989                $57,980                $39,048
                                                                =======                =======                =======

     Units outstanding .............................             31,802                 69,831                 65,051
                                                                =======                =======                =======


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                     A5 & A6

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                                       SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                       Prudential                          Prudential
                                                                      Money Market                      Diversified Bond
                                                                        Portfolio                           Portfolio
                                                        -------------------------------------  -------------------------------------
                                                         01/01/2002    01/01/2001  01/01/2000  01/01/2002   01/01/2001   01/01/2000
                                                             to            to          to          to           to           to
                                                          6/30/2002    12/31/2001  12/31/2000   6/30/2002   12/31/2001   12/31/2000
                                                        (unaudited)                            (unaudited)
                                                        -----------    ----------  ----------  -----------  -----------  -----------
INVESTMENT INCOME
   Dividend income ..................................      $ 67,472    $ 311,620    $ 440,102  $ 2,352,925  $ 1,551,331  $ 1,453,002
                                                           --------    ---------    ---------  -----------  -----------  -----------

EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk [Note 4A] ....        24,324       45,910       43,718       76,333      151,840      139,022
                                                           --------    ---------    ---------  -----------  -----------  -----------
   Reimbursement for excess expenses
      [Note 4D] .....................................        (1,231)      (2,325)      (2,905)      (4,292)     (10,110)     (11,804
                                                           --------    ---------    ---------  -----------  -----------  -----------
NET EXPENSES ........................................        23,093       43,585       40,813       72,041      141,730      127,218
                                                           --------    ---------    ---------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS) ........................        44,379      268,035      399,289    2,280,884    1,409,601    1,325,784
                                                           --------    ---------    ---------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..............             0            0            0            0            0        2,919
  Realized gain (loss) on shares redeemed ...........             0            0            0        6,608      105,815       53,547
  Net change in unrealized gain (loss) on investments             0            0            0   (1,986,400)      24,833      665,982
                                                           --------    ---------    ---------  -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS ......................             0            0            0   (1,979,792)     130,648      722,448
                                                           --------    ---------    ---------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .......................      $ 44,379    $ 268,035    $ 399,289  $   301,092  $ 1,540,249  $ 2,048,232
                                                           ========    =========    =========  ===========  ===========  ===========

                                                                         SUBACCOUNTS (Continued)
                                                               -------------------------------------------
                                                                                 Prudential
                                                                                  Equity
                                                                                  Portfolio
                                                               -------------------------------------------
                                                               01/01/2002       01/01/2001    01/01/2000
                                                                    to               to            to
                                                                6/30/2002       12/31/2001    12/31/2000
                                                               (unaudited)
                                                               ------------    ------------   ------------
INVESTMENT INCOME
   Dividend income ..................................          $     32,520    $  1,282,928   $  3,310,665
                                                               ------------    ------------   ------------
EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk [Note 4A] ....               413,033         927,931      1,052,093
                                                               ------------    ------------   ------------
   Reimbursement for excess expenses
      [Note 4D] .....................................               (69,727)       (152,606)      (165,294)
                                                               ------------    ------------   ------------
NET EXPENSES ........................................               343,306         775,325        886,799
                                                               ------------    ------------   ------------

NET INVESTMENT INCOME (LOSS) ........................              (310,786)        507,603      2,423,866
                                                               ------------    ------------   ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..............                     0       8,232,241     28,254,310
  Realized gain (loss) on shares redeemed ...........              (356,551)       (276,033)     5,712,248
  Net change in unrealized gain (loss) on investments           (16,691,611)    (28,252,361)   (31,851,882)
                                                               ------------    ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS ......................           (17,048,162)    (20,296,153)     2,114,676
                                                               ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .......................          $(17,358,948)   $(19,788,550)  $  4,538,542
                                                               ============    ============   ============

                                                                            SUBACCOUNTS (Continued)
                                                              --------------------------------------------------
                                                                                 Prudential
                                                                              Flexible Managed
                                                                                  Portfolio
                                                              --------------------------------------------------
                                                               01/01/2002         01/01/2001         01/01/2000
                                                                   to                 to                 to
                                                               6/30/2002          12/31/2001         12/31/2000
                                                               (unaudited)
                                                              ------------       ------------       ------------
INVESTMENT INCOME
   Dividend income ..................................         $  5,625,811       $  7,986,177       $  8,423,889
                                                              ------------       ------------       ------------

EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk [Note 4A] ....              612,273          1,309,601          1,448,957
                                                              ------------       ------------       ------------
   Reimbursement for excess expenses
      [Note 4D] .....................................             (212,615)          (490,928)          (539,155)
                                                              ------------       ------------       ------------
NET EXPENSES ........................................              399,658            818,673            909,802
                                                              ------------       ------------       ------------

NET INVESTMENT INCOME (LOSS) ........................            5,226,153          7,167,504          7,514,087
                                                              ------------       ------------       ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..............                    0          3,084,677          3,321,644
  Realized gain (loss) on shares redeemed ...........             (383,232)          (359,305)         1,182,171
  Net change in unrealized gain (loss) on investments          (19,701,536)       (23,428,493)       (16,361,667)
                                                              ------------       ------------       ------------

NET GAIN (LOSS) ON INVESTMENTS ......................          (20,084,768)       (20,703,121)       (11,857,852)
                                                              ------------       ------------       ------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .......................         $(14,858,615       $(13,535,617)      $ (4,343,765)
                                                              ============       ============       ============


                                                                        SUBACCOUNTS (Continued)
                                                           -----------------------------------------------
                                                                              Prudential
                                                                        Conservative Balanced
                                                                                Portfolio
                                                           -----------------------------------------------
                                                           01/01/2002        01/01/2001        01/01/2000
                                                                to               to               to
                                                            6/30/2002        12/31/2001        12/31/2000
                                                           (unaudited)
                                                           -----------       -----------       -----------
INVESTMENT INCOME
   Dividend income ..................................      $   250,641       $ 3,518,834       $ 4,041,954

EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk [Note 4A] ....          305,629           644,366           693,384
                                                           -----------       -----------       -----------
   Reimbursement for excess expenses
      [Note 4D] .....................................          (83,841)         (177,587)         (202,407)
                                                           -----------       -----------       -----------
NET EXPENSES ........................................          221,788           466,779           490,977
                                                           -----------       -----------       -----------

NET INVESTMENT INCOME (LOSS) ........................           28,853         3,052,055         3,550,977
                                                           -----------       -----------       -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..............                0         1,082,007           823,803
  Realized gain (loss) on shares redeemed ...........          (78,971)          (22,178)          573,190
  Net change in unrealized gain (loss) on investments       (6,171,441)       (6,728,564)       (5,935,872)
                                                           -----------       -----------       -----------

NET GAIN (LOSS) ON INVESTMENTS ......................       (6,250,412)       (5,668,735)       (4,538,879)
                                                           -----------       -----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .......................      $(6,221,559)      $(2,616,680)      $  (987,902)
                                                           ===========       ===========       ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                     A7 & A8

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                               SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
                                                           Prudential                                   Prudential
                                                         High Yield Bond                               Stock Index
                                                            Portfolio                                    Portfolio
                                              ---------------------------------------   ------------------------------------------
                                               01/01/2002   01/01/2001    01/01/2000    01/01/2002      01/01/2001      01/01/2000
                                                   to          to             to             to             to              to
                                               6/30/2002    12/31/2001    12/31/2000     6/30/2002      12/31/2001      12/31/2000
                                              (unaudited)                               (unaudited)
                                              -----------   -----------   -----------   ------------   ------------   ------------
INVESTMENT INCOME
 Dividend income ...........................  $ 5,363,878   $ 3,949,700   $ 3,549,924   $     90,746   $    935,452   $    761,936
                                              -----------   -----------   -----------   ------------   ------------   ------------

EXPENSES
 Charges to contract owners for assuming
   mortality risk and expense risk [Note 4A]      101,056       195,440       182,255        192,034        479,993        521,945
                                              -----------   -----------   -----------   ------------   ------------   ------------
 Reimbursement for excess expenses
   [Note 4D] ...............................            0             0             0              0              0              0
                                              -----------   -----------   -----------   ------------   ------------   ------------
NET EXPENSES ...............................      101,056       195,440       182,255        192,034        479,993        521,945
                                              -----------   -----------   -----------   ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ...............    5,262,822     3,754,260     3,367,669       (101,288)       455,459        239,991
                                              -----------   -----------   -----------   ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
 Capital gains distributions received ......            0             0             0        695,156      5,402,695      3,072,410
 Realized gain (loss) on shares redeemed ...      (98,564)     (129,005)     (102,471)    (3,458,841)       242,550        618,918
 Net change in unrealized gain (loss) on
   investments .............................   (6,717,238)   (4,326,984)   (5,925,033)    (7,560,392)   (17,922,602)   (13,317,734)
                                              -----------   -----------   -----------   ------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS .............   (6,815,802)   (4,455,989)   (6,027,504)   (10,324,077)   (12,277,357)    (9,626,406)
                                              -----------   -----------   -----------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..............  $(1,552,980)  $  (701,729)  $(2,659,835)  $(10,425,365)  $(11,821,898)  $ (9,386,415)
                                              ===========   ===========   ===========   ============   ============   ============


                                                                         SUBACCOUNTS (Continued)
                                              --------------------------------------------------------------------------------
                                                            Prudential                             Prudential
                                                              Value                                 Global
                                                            Portfolio                              Portfolio
                                              ------------------------------------  ------------------------------------------
                                              01/01/2002   01/01/2001   01/01/2000  01/01/2002     01/01/2001      01/01/2000
                                                   to          to          to           to             to              to
                                               6/30/2002   12/31/2001   12/31/2000  6/30/2002      12/31/2001      12/31/2000
                                              (unaudited)                                          (unaudited)
                                              -----------  -----------  ----------  ------------   ------------   ------------
INVESTMENT INCOME
 Dividend income ...........................  $     1,872  $   214,768  $  255,532  $    505,545   $    215,564   $    589,378
                                              -----------  -----------  ----------  ------------   ------------   ------------

EXPENSES
 Charges to contract owners for assuming
   mortality risk and expense risk [Note 4A]       39,094       80,796      67,287       110,634        370,495        491,115
                                              -----------  -----------  ----------  ------------   ------------   ------------
 Reimbursement for excess expenses
   [Note 4D] ...............................            0            0           0             0              0              0
                                              -----------  -----------  ----------  ------------   ------------   ------------
NET EXPENSES ...............................       39,094       80,796      67,287       110,634        370,495        491,115
                                              -----------  -----------  ----------  ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ...............      (37,222)     133,972     188,245       394,911       (154,931)        98,263
                                              -----------  -----------  ----------  ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
 Capital gains distributions received ......            0    1,268,282     894,397             0     14,209,672      5,399,070
 Realized gain (loss) on shares redeemed ...      (16,819)     472,503      19,473   (16,576,305)      (137,203)       546,962
 Net change in unrealized gain (loss) on
   investments .............................   (1,435,568)  (1,776,579)    524,291    13,440,641    (26,692,302)   (21,942,646)
                                              -----------  -----------  ----------  ------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS .............   (1,452,387)     (35,794)  1,438,161    (3,135,664)   (12,619,833)   (15,996,614)
                                              -----------  -----------  ----------  ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..............  $(1,489,609) $    98,178  $1,626,406  $ (2,740,753)  $(12,774,764)  $(15,898,351)
                                              ===========  ===========  ==========  ============   ============   ============


                                                       SUBACCOUNTS (Continued)
                                              ----------------------------------------
                                                             Jennison
                                                             Portfolio
                                              ----------------------------------------
                                              01/01/2002    01/01/2001   01/01/2000
                                                  to            to           to
                                               6/30/2002    12/31/2001   12/31/2000
                                              (unaudited)
                                              -----------   -----------   ------------
INVESTMENT INCOME
 Dividend income ...........................  $     2,053   $    35,503   $     21,894
                                              -----------   -----------   ------------

EXPENSES
 Charges to contract owners for assuming
   mortality risk and expense risk [Note 4A]       53,286       132,894        197,538
                                              -----------   -----------   ------------
 Reimbursement for excess expenses
   [Note 4D] ...............................            0             0              0
                                              -----------   -----------   ------------
NET EXPENSES ...............................       53,286       132,894        197,538
                                              -----------   -----------   ------------

NET INVESTMENT INCOME (LOSS) ...............      (51,233)      (97,391)      (175,644)
                                              -----------   -----------   ------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
 Capital gains distributions received ......            0       210,333      4,317,956
 Realized gain (loss) on shares redeemed ...     (424,733)   (2,463,081)        22,827
 Net change in unrealized gain (loss) on
   investments .............................   (3,212,306)   (3,214,381)   (11,283,218)
                                              -----------   -----------   ------------

NET GAIN (LOSS) ON INVESTMENTS .............   (3,637,039)   (5,467,129)    (6,942,435)
                                              -----------   -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..............  $(3,688,272)  $(5,564,520)  $ (7,118,079)
                                              ===========   ===========   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                    A9 & A10

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                               SUBACCOUNTS
                                             ----------------------------------------------------------------------------------
                                                          T.Rowe Price                               AIM V.I.
                                                       International Stock                    Premier Equity Series
                                                            Portfolio                                  Fund
                                             ---------------------------------------   ----------------------------------------
                                              01/01/2002   01/01/2001    05/01/2000*   01/01/2002    01/01/2001     05/01/2000*
                                                  to          to             to             to           to             to
                                              6/30/2002    12/31/2001    12/31/2000     6/30/2002    12/31/2001     12/31/2000
                                             (unaudited)                               (unaudited)
                                             -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME
   Dividend income ........................  $         0   $     1,781   $        27   $         0   $       422   $       404
                                             -----------   -----------   -----------   -----------   -----------   -----------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk [Note 4A]          360           685            15         1,171         2,667           956
                                             -----------   -----------   -----------   -----------   -----------   -----------

 Reimbursement for excess expenses
  [Note 4D] ...............................            0             0             0             0             0             0
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET EXPENSES ..............................          360           685            15         1,171         2,667           956
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS) ..............         (360)        1,096            12        (1,171)       (2,245)         (552)
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
 Capital gains distributions received .....            0             0           130             0         6,409        14,073
 Realized gain (loss) on shares redeemed ..         (604)         (705)         (789)       (2,258)       (4,794)         (478)
 Net change in unrealized gain (loss) on
  investments .............................       (2,653)      (20,517)         (265)      (69,283)      (42,641)      (78,145)
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS ............       (3,257)      (21,222)         (924)      (71,541)      (41,026)      (64,550)
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............  $    (3,617)  $   (20,126)  $      (912)  $   (72,712)  $   (43,271)  $   (65,102)
                                             ===========   ===========   ===========   ===========   ===========   ===========


                                                                         SUBACCOUNTS (Continued)
                                              --------------------------------------------------------------------------------
                                                              Janus                                MFS Emerging
                                                          Aspen Growth                             Growth Series
                                                            Portfolio                                Portfolio
                                             ---------------------------------------   ---------------------------------------
                                             01/01/2002    01/01/2001    05/01/2000*   01/01/2002    01/01/2001    05/01/2000*
                                                 to            to             to           to           to            to
                                              6/30/2002    12/31/2001    12/31/2000     6/30/2002    12/31/2001    12/31/2000
                                             (unaudited)                               (unaudited)
                                             -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME
   Dividend income ........................  $         0   $       276   $        14   $         0   $         0   $         0
                                             -----------   -----------   -----------   -----------   -----------   -----------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk [Note 4A]        1,875         3,147            17           466           646           156
                                             -----------   -----------   -----------   -----------   -----------   -----------

 Reimbursement for excess expenses
  [Note 4D] ...............................            0             0             0             0             0             0
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET EXPENSES ..............................        1,875         3,147            17           466           646           156
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS) ..............       (1,875)       (2,871)           (3)         (466)         (646)         (156)
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
 Capital gains distributions received .....            0           758             0             0         5,520             0
 Realized gain (loss) on shares redeemed ..       (4,468)       (4,405)          (17)       (4,307)       (6,878)         (390)
 Net change in unrealized gain (loss) on
  investments .............................      (66,848)     (115,101)       (1,353)      (37,044)      (21,850)      (14,321)
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS ............      (71,316)     (118,748)       (1,370)      (41,351)      (23,208)      (14,711)
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............  $   (73,191)  $  (121,619)  $    (1,373)  $   (41,817)  $   (23,854)  $   (14,867)
                                             ===========   ===========   ===========   ===========   ===========   ===========


                                               SUBACCOUNTS (Continued)
                                             --------------------------
                                                      American
                                                  Century VP Value
                                                        Fund
                                             --------------------------
                                              01/01/2002    06/29/2001*
                                                  to            to
                                               6/30/2002    12/31/2001
                                              (unaudited)
                                             -----------   -----------
INVESTMENT INCOME
   Dividend income ........................  $     3,640   $         0
                                             -----------   -----------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk [Note 4A]          293           117
                                             -----------   -----------

 Reimbursement for excess expenses
  [Note 4D] ...............................            0             0
                                             -----------   -----------

NET EXPENSES ..............................          293           117
                                             -----------   -----------

NET INVESTMENT INCOME (LOSS) ..............        3,347          (117)
                                             -----------   -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
 Capital gains distributions received .....          183             0
 Realized gain (loss) on shares redeemed ..           92            25
 Net change in unrealized gain (loss) on
  investments .............................       (7,079)        5,663
                                             -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS ............       (6,804)        5,688
                                             -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............  $    (3,457)  $     5,571
                                             ===========   ===========

*Date subaccounts became available (Note 1)

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                  A-11 & A-12

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                               SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                                                                    Prudential
                                                                 Franklin                           SP Alliance
                                                                 Small Cap                       Large Cap Growth
                                                                   Fund                              Portfolio
                                                   ---------------------------------------   -------------------------
                                                   01/01/2002    01/01/2001    10/16/2000*   01/01/2002    02/12/2001*
                                                       to            to            to            to             to
                                                   06/30/2002    12/31/2001    12/31/2000    06/30/2002    12/31/2001
                                                   (unaudited)                               (unaudited)
                                                   -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME
   Dividend income ..............................  $       377   $       497   $         0   $         0   $         0
                                                   -----------   -----------   -----------   -----------   -----------
EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk [Note 4A]           469           813            57            49             3
                                                   -----------   -----------   -----------   -----------   -----------
   Reimbursement for excess expenses
      [Note 4D] .................................            0             0             0             0             0
                                                   -----------   -----------   -----------   -----------   -----------
NET EXPENSES ....................................          469           813            57            49             3
                                                   -----------   -----------   -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS) ....................          (92)         (316)          (57)          (49)           (3)
                                                   -----------   -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..........            0             0             0             0             0
  Realized gain (loss) on shares redeemed .......         (965)       (2,055)          (50)         (158)            0
  Net change in unrealized gain (loss) on
    investments .................................      (29,886)      (10,713)       (2,730)       (6,420)           94
                                                   -----------   -----------   -----------   -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS ..................      (30,851)      (12,768)       (2,780)       (6,578)           94
                                                   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...................  $   (30,943)  $   (13,084)  $    (2,837)  $    (6,627)  $        91
                                                   ===========   ===========   ===========   ===========   ===========


                                                                                SUBACCOUNTS (Continued)
                                                   -------------------------------------------------------------------------------
                                                          Prudential                 Prudential               Prudential SP
                                                           SP Davis                 SP Small/Mid              INVESCO Small
                                                             Value                    Cap Value               Company Growth
                                                           Portfolio                  Portfolio                  Portfolio
                                                   -------------------------  ------------- -----------  -------------------------
                                                   01/01/2002    02/12/2001*   01/01/2002   02/12/2001*  01/01/2002    06/29/2001*
                                                        to            to             to         to           to           to
                                                   06/30/2002    12/31/2001    06/30/2002   12/31/2001   06/30/2002    12/31/2001
                                                   (unaudited)                 (unaudited)               (unaudited)
                                                   -----------   -----------  -----------   -----------  -----------   -----------
INVESTMENT INCOME
   Dividend income ..............................  $        11   $        32  $         0   $        11  $         0   $         0
                                                   -----------   -----------  -----------   -----------  -----------   -----------

EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk [Note 4A]           209            24          144             3           20             0
                                                   -----------   -----------  -----------   -----------  -----------   -----------
   Reimbursement for excess expenses
      [Note 4D] .................................            0             0            0             0            0             0
                                                   -----------   -----------  -----------   -----------  -----------   -----------
NET EXPENSES ....................................          209            24          144             3           20             0
                                                   -----------   -----------  -----------   -----------  -----------   -----------
NET INVESTMENT INCOME (LOSS) ....................         (198)            8         (144)            8          (20)            0
                                                   -----------   -----------  -----------   -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..........            0             0            0             0            0             0
  Realized gain (loss) on shares redeemed .......         (203)            1         (145)            0          (62)            0
  Net change in unrealized gain (loss) on
    investments .................................      (15,382)          897       (4,261)          121       (3,686)           16
                                                   -----------   -----------  -----------   -----------  -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS ..................      (15,585)          898       (4,406)          121       (3,748)           16
                                                   -----------   -----------  -----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...................  $   (15,783)  $       906  $    (4,550)  $       129  $    (3,768)  $        16
                                                   ===========   ===========  ===========   ===========  ===========   ===========

                                                     SUBACCOUNTS (Continued)
                                                   --------------------------
                                                           Janus Aspen
                                                        Aggressive Growth
                                                            Portfolio
                                                         Service Shares
                                                   --------------------------
                                                   01/01/2002    06/29/2001*
                                                       to            to
                                                   06/30/2002    12/31/2001
                                                   (unaudited)
                                                   -----------   -----------
INVESTMENT INCOME
   Dividend income ..............................  $         0   $         0
                                                   -----------   -----------

EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk [Note 4A]            31            31
                                                   -----------   -----------
   Reimbursement for excess expenses
      [Note 4D] .................................            0             0
                                                   -----------   -----------
NET EXPENSES ....................................           31            31
                                                   -----------   -----------
NET INVESTMENT INCOME (LOSS) ....................          (31)          (31)
                                                   -----------   -----------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..........            0             0
  Realized gain (loss) on shares redeemed .......         (170)         (177)
  Net change in unrealized gain (loss) on
    investments .................................       (7,261)       (1,557)
                                                   -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS ..................       (7,431)       (1,734)
                                                   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...................  $    (7,462)  $    (1,765)
                                                   ===========   ===========

*Date subaccounts became available (Note 1)

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                   A13 & A14

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                                    SUBACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                          Janus Aspen                Prudential                  Prudential
                                                           Balanced                   SP PIMCO                    SP PIMCO
                                                           Portfolio                 Total Return                High Yield
                                                        Service Shares                Portfolio                   Portfolio
                                                 --------------------------   ------------  -----------   -------------------------
                                                 01/01/2002     06/29/2001    01/01/2002    08/06/2001*   01/01/2002    08/06/2001*
                                                    to             to            to            to            to            to
                                                 06/30/2002     12/31/2001    06/30/2002    12/31/2001    06/30/2002    12/31/2001
                                                 (unaudited)                  (unaudited)                 (unaudited)
                                                 -----------    -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME
   Dividend income ...........................   $       645    $       594   $     2,604   $       377   $     1,601   $       157
                                                 -----------    -----------   -----------   -----------   -----------   -----------

EXPENSES
 Charges to contract owners for assuming
     mortality risk and expense risk [Note 4A]            50             42           216            24            57             5
                                                 -----------    -----------   -----------   -----------   -----------   -----------
 Reimbursement for excess expenses
    [Note 4D] ................................             0              0             0             0             0             0
                                                 -----------    -----------   -----------   -----------   -----------   -----------
NET EXPENSES .................................            50             42           216            24            57             5
                                                 -----------    -----------   -----------   -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS) .................           595            552         2,388           353         1,544           152
                                                 -----------    -----------   -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
 Capital gains distributions received ........             0              0             0           602             0             0
 Realized gain (loss) on shares redeemed .....            (2)           (65)           49            58           (12)            0
 Net change in unrealized gain (loss) on
  investments ................................        (3,301)            83           133          (729)       (3,792)         (135)
                                                 -----------    -----------   -----------   -----------   -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS ...............        (3,303)            18           182           (69)       (3,804)         (135)
                                                 -----------    -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................   $    (2,708)   $       570   $     2,570   $       284   $    (2,260)  $        17
                                                 ===========    ===========   ===========   ===========   ===========   ===========

*Date subaccounts became available (Note 1)


                                                                                 SUBACCOUNTS (Continued)
                                                 ---------------------------------------------------------------------------------
                                                         Prudential                 Prudential                  Prudential
                                                          SP Large                SP MFS Capital               SP MFS Mld
                                                         Cap Value                 Opportunities                Cap Growth
                                                          Portfolio                  Portfolio                   Portfolio
                                                 --------------------------   -------------------------   -------------------------
                                                 01/01/2002     08/06/2001*   01/01/2002    02/12/2001*   01/01/2002    02/12/2001*
                                                     to             to            to            to            to            to
                                                 06/30/2002     12/31/2001    06/30/2002    12/31/2001    06/30/2002    12/31/2001
                                                 (unaudited)                  (unaudited)                 (unaudited)
                                                 ------------   -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME
   Dividend income ...........................    $         0   $         0   $         0   $         0   $         0   $         0
                                                  -----------   -----------   -----------   -----------   -----------   -----------

EXPENSES
 Charges to contract owners for assuming
     mortality risk and expense risk [Note 4A]             44             0             8             0            40             6
                                                  -----------   -----------   -----------   -----------   -----------   -----------
 Reimbursement for excess expenses
    [Note 4D] ................................              0             0             0             0             0             0
                                                  -----------   -----------   -----------   -----------   -----------   -----------
NET EXPENSES .................................             44             0             8             0            40             6
                                                  -----------   -----------   -----------   -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS) .................            (44)            0            (8)            0           (40)           (6)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
 Capital gains distributions received ........              0             0             0             0             0             0
 Realized gain (loss) on shares redeemed .....            (51)            0           (48)            0          (347)            1
 Net change in unrealized gain (loss) on
  investments ................................         (4,310)            5        (2,106)            7       (12,934)          359
                                                  -----------   -----------   -----------   -----------   -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS ...............         (4,361)            5        (2,154)            7       (13,281)          360
                                                  -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................    $    (4,405)  $         5   $    (2,162)  $         7   $   (13,321)  $       354
                                                  ===========   ===========   ===========   ===========   ===========   ===========


                                                   SUBACCOUNTS (Continued)
                                                  --------------------------
                                                       Prudential SP
                                                     Conservativei Asset
                                                         Allocation
                                                          Portfolio
                                                  --------------------------
                                                  01/01/2002     08/06/2001*
                                                      to              to
                                                  06/30/2002     12/31/2001
                                                  (unaudited)    (unaudited)
                                                  -----------    -----------
INVESTMENT INCOME                                 $        14    $         4
   Dividend income ...........................    -----------    -----------

EXPENSES
 Charges to contract owners for assuming                    9              0
     mortality risk and expense risk [Note 4A]    -----------    -----------

 Reimbursement for excess expenses                          0              0
    [Note 4D] ................................    -----------    -----------
                                                            9              0
NET EXPENSES .................................    -----------    -----------

                                                            5              4
NET INVESTMENT INCOME (LOSS) .................    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                     3              0
 Capital gains distributions received ........            (11)             0
 Realized gain (loss) on shares redeemed
 Net change in unrealized gain (loss) on                 (828)             2
  investments ................................    -----------    -----------

                                                         (836)             2
NET GAIN (LOSS) ON INVESTMENTS ...............    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS             $      (831)   $         6
  RESULTING FROM OPERATIONS ..................    ===========    ===========


                                   A15 & A16

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                                   SUBACCOUNTS
                                                   ----------------------------------------------------------------------
                                                                                                            Prudential SP
                                                         Prudential SP                 Prudential SP         Aggressive
                                                         Balanced Asset                 Growth Asset        Growth Asset
                                                           Allocation                    Allocation          Allocation
                                                            Portfolio                     Portfolio           Portfolio
                                                   --------------------------   --------------------------  -------------
                                                    01/01/2002    08/06/2001*    01/01/2002    08/06/2001*    01/01/2002
                                                        to             to            to             to            to
                                                    06/30/2002    12/31/2001     06/30/2002    12/31/2001     06/30/2002
                                                   (unaudited)                  (unaudited)                  (unaudited)
                                                   -----------    -----------   -----------    -----------   -----------
INVESTMENT INCOME
   Dividend income .............................   $         1    $         0   $         0    $         0   $         0
                                                   -----------    -----------   -----------    -----------   -----------

EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk [Note 4A]            31              0            46              0             8
                                                   -----------    -----------   -----------    -----------   -----------
   Reimbursement for excess expenses
      [Note 4D] ................................             0              0             0              0             0
                                                   -----------    -----------   -----------    -----------   -----------
NET EXPENSES ...................................            31              0            46              0             8
                                                   -----------    -----------   -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS) ...................           (30)             0           (46)             0            (8)
                                                   -----------    -----------   -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received .........            13              0            14              0             0
  Realized gain (loss) on shares redeemed ......           (18)             0          (146)             0           (77)
  Net change in unrealized gain (loss) on
     investments ...............................        (3,749)             0        (5,403)             7        (1,217)
                                                   -----------    -----------   -----------    -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS .................        (3,754)             0        (5,535)             7        (1,294)
                                                   -----------    -----------   -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..................   $    (3,784)   $         0   $    (5,581)   $         7   $    (1,302)
                                                   ===========    ===========   ===========    ===========   ===========


                                                                    SUBACCOUNTS (Continued)
                                                   --------------------------------------------------------
                                                         Prudential SP                 Janus Aspen
                                                     Deutsche International        International Growth
                                                             Equity                      Portfolio
                                                            Portfolio                  Service Shares
                                                   --------------------------    --------------------------
                                                    01/01/2002    02/12/2001*     01/01/2002    06/29/2001*
                                                       to             to             to             to
                                                    06/30/2002    12/31/2001      06/30/2002    12/31/2001
                                                   (unaudited)                   (unaudited)
                                                   -----------    -----------    -----------    -----------
INVESTMENT INCOME
   Dividend income .............................   $         0    $         0    $       143    $       143
                                                   -----------    -----------    -----------    -----------

EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk [Note 4A]            44              2             29             25
                                                   -----------    -----------    -----------    -----------
   Reimbursement for excess expenses
      [Note 4D] ................................             0              0              0              0
                                                   -----------    -----------    -----------    -----------
NET EXPENSES ...................................            44              2             29             25
                                                   -----------    -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS) ...................           (44)            (2)           114            118
                                                   -----------    -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received .........             0              0              0              0
  Realized gain (loss) on shares redeemed ......             2              0            (77)          (457)
  Net change in unrealized gain (loss) on
     investments ...............................            43            119         (4,946)          (825)
                                                   -----------    -----------    -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS .................            45            119         (5,023)        (1,282)
                                                   -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..................   $         1    $       117    $    (4,909)   $    (1,164)
                                                   ===========    ===========    ===========    ===========


*Date subaccounts became available (Note 1)

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                    A17 & A18

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                                 SUBACCOUNTS
                                              ----------------------------------------------------------------------------------
                                                            Prudential                                 Prudential
                                                           Money Market                             Diversified Bond
                                                             Portfolio                                  Portfolio
                                              ----------------------------------------   ---------------------------------------
                                              01/01/2002     01/01/2001    01/01/2000    01/01/2002    01/01/2001    01/01/2000
                                                  to             to            to           to             to            to
                                               6/30/2002     12/31/2001    12/31/2000     6/30/2002    12/31/2001    12/31/2000
                                              (unaudited)                                (unaudited)
                                              -----------   ------------   -----------   -----------   -----------   -----------
OPERATIONS
  Net investment income (loss) .............  $    44,379   $    268,035   $   399,289   $ 2,280,884   $ 1,409,601   $ 1,325,784
  Capital gains distributions received .....            0              0             0             0             0         2,919
  Realized gain (loss) on shares redeemed ..            0              0             0         6,608       105,815        53,547
  Net change in unrealized gain (loss)
    on investments .........................            0              0             0    (1,986,400)       24,833       665,982
                                              -----------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................       44,379        268,035       399,289       301,092     1,540,249     2,048,232
                                              -----------   ------------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ..............    5,692,223     22,330,932     1,417,335       648,995     1,033,234       949,512
  Policy Loans .............................      (83,247)      (119,774)     (451,268)     (281,883)     (600,783)     (823,629)
  Policy Loan Repayments and Interest ......       75,495        145,830       114,450       173,994       397,828       412,241
  Surrenders, Withdrawals and Death Benefits     (918,606)      (373,531)     (530,444)     (306,796)     (793,289)     (794,828)
  Net Transfers From (to) Other Subaccounts
     or Fixed Rate Option ..................   (2,000,677)   (21,357,864)     (748,090)      538,744       264,320      (105,737)
  Withdrawal and Other Charges .............   (1,079,847)      (299,681)     (234,773)     (418,160)     (600,202)     (535,298)
                                              -----------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .......................    1,685,341        325,912      (432,790)      354,894      (298,892)     (897,739)
                                              -----------   ------------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....    1,729,720        593,947       (33,501)      655,986     1,241,357     1,150,493

NET ASSETS
  Beginning of period ......................    7,981,122      7,387,175     7,420,676    25,729,790    24,488,433    23,337,940
                                              -----------   ------------   -----------   -----------   -----------   -----------
  End of period ............................  $ 9,710,842   $  7,981,122   $ 7,387,175   $26,385,776   $25,729,790   $24,488,433
                                              ===========   ============   ===========   ===========   ===========   ===========


                                                                              SUBACCOUNTS (Continued)
                                              ------------------------------------------------------------------------------------
                                                             Prudential                                  Prudential
                                                               Equity                                 Flexible Manage
                                                              Portfolio                                  Portfolio
                                              ----------------------------- ------------  ----------------------------------------
                                               01/01/2002     01/01/2001     01/01/2000    01/01/2002    01/01/2001    01/01/2000
                                                   to            to             to             to           to              to
                                               6/30/2002      12/31/2001     12/31/2000     6/30/2002    12/31/2001    12/31/2000
                                              (unaudited)                                  (unaudited)
                                              ------------   ------------   ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income (loss) .............  $   (310,786)  $    507,603   $  2,423,866  $  5,226,153  $  7,167,504  $  7,514,087
  Capital gains distributions received .....             0      8,232,241     28,254,310             0     3,084,677     3,321,644
  Realized gain (loss) on shares redeemed ..      (356,551)      (276,033)     5,712,248      (383,232)     (359,305)    1,182,171
  Net change in unrealized gain (loss)
    on investments .........................   (16,691,611)   (28,252,361)   (31,851,882)  (19,701,536)  (23,428,493)  (16,361,667)
                                              ------------   ------------   ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................   (17,358,948)   (19,788,550)     4,538,542   (14,858,615)  (13,535,617)   (4,343,765)
                                              ------------   ------------   ------------  ------------  ------------  ------------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ..............     3,664,558      7,170,174      6,903,314     7,294,470    14,979,604    14,061,606
  Policy Loans .............................    (1,545,587)    (4,223,901)    (5,748,041)   (2,295,119)   (5,716,384)   (6,167,119)
  Policy Loan Repayments and Interest ......     1,980,850      4,514,428      4,060,348     2,504,756     5,732,813     5,589,669
  Surrenders, Withdrawals and Death Benefits    (2,511,588)    (8,325,637)    (7,764,547)   (4,157,845)  (12,388,245)  (12,338,277)
  Net Transfers From (to) Other Subaccounts
     or Fixed Rate Option ..................      (954,636)      (811,488)   (18,619,709)   (1,497,195)   (1,302,894)   (7,239,375)
  Withdrawal and Other Charges .............    (2,318,990)    (4,653,648)    (4,763,451)   (4,206,731)   (8,718,191)   (9,108,467)
                                              ------------   ------------   ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .......................    (1,685,393)    (6,330,072)   (25,932,086)   (2,357,664)   (7,413,297)  (15,201,963)
                                              ------------   ------------   ------------  ------------  ------------  ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....   (19,044,341)   (26,118,622)   (21,393,544)  (17,216,279)  (20,948,914)  (19,545,728)

NET ASSETS
  Beginning of period ......................   146,419,642    172,538,264    193,931,808   205,957,982   226,906,896   246,452,624
                                              ------------   ------------   ------------  ------------  ------------  ------------
  End of period ............................  $127,375,301   $146,419,642   $172,538,264  $188,741,703  $205,957,982  $226,906,896
                                              ============   ============   ============  ============  ============  ============


                                                          SUBACCOUNTS (Continued)
                                              ---------------------------------------------
                                                                Prudential
                                                         Conservative Balanced
                                                                Portfolio
                                              ---------------------------------------------
                                              01/01/2002       01/01/2001      01/01/2000
                                                 to                to              to
                                               6/30/2002       12/31/2001      12/31/2000
                                              (unaudited)
                                              -------------   -------------   -------------
OPERATIONS
  Net investment income (loss) .............  $      28,853   $   3,052,055   $   3,550,977
  Capital gains distributions received .....              0       1,082,007         823,803
  Realized gain (loss) on shares redeemed ..        (78,971)        (22,178)        573,190
  Net change in unrealized gain (loss)
    on investments .........................     (6,171,441)     (6,728,564)     (5,935,872)
                                              -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................     (6,221,559)     (2,616,680)       (987,902)
                                              -------------   -------------   -------------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ..............      3,799,703       7,421,780       7,155,408
  Policy Loans .............................       (886,473)     (2,385,300)     (2,686,924)
  Policy Loan Repayments and Interest ......      1,049,265       2,372,140       2,275,856
  Surrenders, Withdrawals and Death Benefits     (1,966,501)     (5,670,009)     (5,277,744)
  Net Transfers From (to) Other Subaccounts
     or Fixed Rate Option ..................       (720,035)       (495,252)     (3,856,084)
  Withdrawal and Other Charges .............     (2,159,749)     (4,483,120)     (4,635,229)
                                              -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .......................       (883,790)     (3,239,761)     (7,024,717)
                                              -------------   -------------   -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....     (7,105,349)     (5,856,441)     (8,012,619)

NET ASSETS
  Beginning of period ......................    101,514,906     107,371,347     115,383,966
                                              -------------   -------------   -------------
  End of period ............................  $  94,409,557   $ 101,514,906   $ 107,371,347
                                              =============   =============   =============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                   A19 & A20

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                                 SUBACCOUNTS
                                              ----------------------------------------------------------------------------------
                                                            Prudential                                 Prudential
                                                         High Yield Bond                               Stock Index
                                                             Portfolio                                  Portfolio
                                              ----------------------------------------   ---------------------------------------
                                              01/01/2002     01/01/2001    01/01/2000    01/01/2002    01/01/2001    01/01/2000
                                                  to             to            to           to             to            to
                                               6/30/2002     12/31/2001    12/31/2000     6/30/2002    12/31/2001    12/31/2000
                                              (unaudited)                                (unaudited)
                                              -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS
  Net investment income (loss) .............  $ 5,262,822   $ 3,754,260   $ 3,367,669   $  (101,288)  $   455,459   $   239,991
  Capital gains distributions received .....            0             0             0       695,156     5,402,695     3,072,410
  Realized gain (loss) on shares redeemed ..      (98,564)     (129,005)     (102,471)   (3,458,841)      242,550       618,918
  Net change in unrealized gain (loss)
     on investments ........................   (6,717,238)   (4,326,984)   (5,925,033)   (7,560,392)  (17,922,602)  (13,317,734)
                                              -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................   (1,552,980)     (701,729)   (2,659,835)  (10,425,365)  (11,821,898)   (9,386,415)
                                              -----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ..............      189,158       777,492       357,729    16,435,922     1,305,448     1,662,388
  Policy Loans .............................      (30,294)     (178,056)     (118,636)     (436,790)     (894,245)   (1,030,955)
  Policy Loan Repayments and Interest ......       95,071       172,178       104,423       262,020       739,154       557,262
  Surrenders, Withdrawals and Death Benefits      (50,754)     (282,162)     (446,020)     (379,763)   (1,030,476)   (1,876,277)
  Net Transfers From (To) Other Subaccounts
     or Fixed Rate Option ..................   29,567,910     4,861,724      (618,028)  (36,709,400)   16,553,115    14,910,332
  Withdrawal and Other Charges .............     (162,017)     (289,706)     (283,224)     (675,105)     (994,900)     (944,712)
                                              -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .......................   29,609,074     5,061,470    (1,003,756)  (21,503,116)   15,678,096    13,278,038
                                              -----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....   28,056,094     4,359,741    (3,663,591)  (31,928,481)    3,856,198     3,891,623

NET ASSETS
  Beginning of period ......................   32,793,243    28,433,502    32,097,093    92,150,788    88,294,590    84,402,967
                                              -----------   -----------   -----------   -----------   -----------   -----------
  End of period ............................  $60,849,337   $32,793,243   $28,433,502   $60,222,307   $92,150,788   $88,294,590
                                              ===========   ===========   ===========   ===========   ===========   ===========


                                                                              SUBACCOUNTS (Continued)
                                              ------------------------------------------------------------------------------------
                                                              Prudential                                Prudential
                                                                Value                                     Global
                                                              Portfolio                                  Portfolio
                                              ----------------------------  ------------  ----------------------------------------
                                               01/01/2002     01/01/2001     01/01/2000    01/01/2002    01/01/2001    01/01/2000
                                                   to            to             to             to           to              to
                                               6/30/2002      12/31/2001     12/31/2000     6/30/2002    12/31/2001    12/31/2000
                                              (unaudited)                                  (unaudited)
                                              ------------   ------------   ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income (loss) .............  $   (37,222)  $   133,972   $   188,245   $   394,911   $  (154,931)  $    98,263
  Capital gains distributions received .....            0     1,268,282       894,397             0    14,209,672     5,399,070
  Realized gain (loss) on shares redeemed ..      (16,819)      472,503        19,473   (16,576,305)     (137,203)      546,962
  Net change in unrealized gain (loss)
     on investments ........................   (1,435,568)   (1,776,579)      524,291    13,440,641   (26,692,302)  (21,942,646)
                                              -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................   (1,489,609)       98,178     1,626,406    (2,740,753)  (12,774,764)  (15,898,351)
                                              -----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ..............    1,102,558       616,561       547,515       235,741       472,779       (36,670)
  Policy Loans .............................      (97,959)     (252,264)     (231,609)      (56,554)     (202,114)     (228,803)
  Policy Loan Repayments and Interest ......      114,208       288,339       194,515        79,269       181,082       142,448
  Surrenders, Withdrawals and Death Benefits     (127,933)     (501,908)     (320,926)      (99,247)     (346,712)     (747,884)
  Net Transfers From (To) Other Subaccounts
     or Fixed Rate Option ..................     (636,470)      717,608      (492,258)  (49,540,835)     (102,232)    3,209,197
  Withdrawal and Other Charges .............     (190,123)     (372,741)     (305,866)     (209,457)     (487,951)     (517,820)
                                              -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .......................      164,281       495,595      (608,629)  (49,591,083)     (485,148)    1,820,468
                                              -----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....   (1,325,328)      593,773     1,017,777   (52,331,836)  (13,259,912)  (14,077,883)

NET ASSETS
  Beginning of period ......................   13,504,837    12,911,064    11,893,287    57,396,780    70,656,692    84,734,575
                                              -----------   -----------   -----------   -----------   -----------   -----------
  End of period ............................  $12,179,509   $13,504,837   $12,911,064   $ 5,064,944   $57,396,780   $70,656,692
                                              ===========   ===========   ===========   ===========   ===========   ===========


                                                      SUBACCOUNTS (Continued)
                                              ---------------------------------------
                                                               Jennison
                                                               Portfolio
                                              ---------------------------------------
                                              01/01/2002    01/01/2001    01/01/2000
                                                   to           to            to
                                               6/30/2002    12/31/2001    12/31/2000
                                              (unaudited)
                                              -----------   -----------   -----------
OPERATIONS
  Net investment income (loss) .............  $   (51,233)  $   (97,391)  $  (175,644)
  Capital gains distributions received .....            0       210,333     4,317,956
  Realized gain (loss) on shares redeemed ..     (424,733)   (2,463,081)       22,827
  Net change in unrealized gain (loss)
     on investments ........................   (3,212,306)   (3,214,381)  (11,283,218)
                                              -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................   (3,688,272)   (5,564,520)   (7,118,079)
                                              -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ..............      909,197     2,438,873     1,004,701
  Policy Loans .............................     (184,147)     (699,421)     (876,131)
  Policy Loan Repayments and Interest ......      291,049       494,070       501,862
  Surrenders, Withdrawals and Death Benefits     (334,352)   (1,202,046)     (825,690)
  Net Transfers From (To) Other Subaccounts
     or Fixed Rate Option ..................     (390,206)   (5,759,410)   13,062,339
  Withdrawal and Other Charges .............     (420,007)     (687,525)     (646,100)
                                              -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .......................     (128,466)   (5,415,459)   12,220,981
                                              -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....   (3,816,738)  (10,979,979)    5,102,902

NET ASSETS
  Beginning of period ......................   19,499,321    30,479,300    25,376,398
                                              -----------   -----------   -----------
  End of period ............................  $15,682,583   $19,499,321   $30,479,300
                                              ===========   ===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                   A21 & A22

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                                 SUBACCOUNTS
                                              ----------------------------------------------------------------------------------
                                                          T. Rowe Price                                 AIM V.I.
                                                       International Stock                       Premier Equity Series
                                                             Portfolio                                   Fund
                                              ----------------------------------------   ---------------------------------------
                                              01/01/2002     01/01/2001    05/01/2000*   01/01/2002    01/01/2001    01/01/2000*
                                                  to             to            to            to            to            to
                                               6/30/2002     12/31/2001    12/31/2000     6/30/2002    12/31/2001    12/31/2000
                                              (unaudited)                                (unaudited)
                                              -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS
   Net investment income (loss)  ............  $      (360)  $     1,096   $        12   $    (1,171)  $    (2,245)  $      (552)
   Capital gains distributions received .....            0             0           130             0         6,409        14,073
   Realized gain (loss) on shares redeemed ..         (604)         (705)         (789)       (2,258)       (4,794)         (478)
   Net change in unrealized gain (loss)
     on investments .........................       (2,653)      (20,517)         (265)      (69,283)      (42,641)      (78,145)
                                               -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................       (3,617)      (20,126)         (912)      (72,712)      (43,271)      (65,102)
                                               -----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
   Contract Owner Net Payments ..............        1,068         6,484            54        33,933        22,187             6
   Policy Loans .............................            0             0             0             0             0             0
   Policy Loan Repayments and Interest ......            0             0             0             0             0             0
   Surrenders, Withdrawals and Death Benefits            0             0             0             0        (1,044)            0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................          833        94,201         6,692         3,245        28,423       384,483
   Withdrawal and Other Charges .............       (1,703)       (2,808)         (167)       (4,574)       (6,414)       (1,845)
                                               -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .......................          198        97,877         6,579        32,604        43,152       382,644
                                               -----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....       (3,419)       77,751         5,667       (40,108)         (119)      317,542

NET ASSETS
   Beginning of period ......................       83,418         5,667             0       317,423       317,542             0
                                               -----------   -----------   -----------   -----------   -----------   -----------
   End of period ............................  $    79,999   $    83,418   $     5,667   $   277,315   $   317,423   $   317,542
                                               ===========   ===========   ===========   ===========   ===========   ===========


                                                                              SUBACCOUNTS (Continued)
                                              ------------------------------------------------------------------------------------
                                                                Janus                                    MFS
                                                            Aspen Growth                            Emerging Growth
                                                              Portfolio                             Series Portfolio
                                               ---------------------------------------   ---------------------------------------
                                               01/01/2002    01/01/2001    05/01/2000*   01/01/2002    01/01/2001    05/01/2000*
                                                   to           to             to             to           to            to
                                               6/30/2002     12/31/2001    12/31/2000    6/30/2002     12/31/2001    12/31/2000
                                              (unaudited)                                (unaudited)
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS
   Net investment income (loss)  ............  $    (1,875)  $    (2,871)  $        (3)  $      (466)  $      (646)  $      (156)
   Capital gains distributions received .....            0           758             0             0         5,520             0
   Realized gain (loss) on shares redeemed ..       (4,468)       (4,405)          (17)       (4,307)       (6,878)         (390)
   Net change in unrealized gain (loss)
     on investments .........................      (66,848)     (115,101)       (1,353)      (37,044)      (21,850)      (14,321)
                                               -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................      (73,191)     (121,619)       (1,373)      (41,817)      (23,854)      (14,867)
                                               -----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
   Contract Owner Net Payments ..............       76,664        75,202         4,423        75,461        64,303            25
   Policy Loans .............................            0             0             0             0             0             0
   Policy Loan Repayments and Interest ......            0             0             0             0             0             0
   Surrenders, Withdrawals and Death Benefits            0             0             0             0          (654)            0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................       (1,750)      448,073        15,791        (6,605)       41,065        70,208
   Withdrawal and Other Charges .............      (10,951)      (15,554)         (278)       (4,042)       (4,733)         (795)
                                               -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .......................       63,963       507,721        19,936        64,814        99,981        69,438
                                               -----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....       (9,228)      386,102        18,563        22,997        76,127        54,571

NET ASSETS
   Beginning of period ......................      404,665        18,563             0       130,698        54,571             0
                                               -----------   -----------   -----------   -----------   -----------   -----------
   End of period ............................  $   395,437   $   404,665   $    18,563   $   153,695   $   130,698   $    54,571
                                               ===========   ===========   ===========   ===========   ===========   ===========


                                                 SUBACCOUNTS (Continued)
                                              ---------------------------
                                                      American Century
                                                        VP Value
                                                          Fund
                                              ---------------------------
                                               01/01/2002     06/29/2001*
                                                   to             to
                                               6/30/2002      12/31/2001
                                              (unaudited)
                                               -----------   -----------
OPERATIONS
   Net investment income (loss)  ............  $     3,347   $      (117)
   Capital gains distributions received .....          183             0
   Realized gain (loss) on shares redeemed ..           92            25
   Net change in unrealized gain (loss)
     on investments .........................       (7,079)        5,663
                                               -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................       (3,457)        5,571
                                               -----------   -----------

CONTRACT OWNER TRANSACTIONS
   Contract Owner Net Payments ..............        4,577             0
   Policy Loans .............................            0             0
   Policy Loan Repayments and Interest ......            0             0
   Surrenders, Withdrawals and Death Benefits            0             0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................       18,293        54,647
   Withdrawal and Other Charges .............       (1,192)         (671)
                                               -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .......................       21,678        53,976
                                               -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....       18,221        59,547

NET ASSETS
   Beginning of period ......................       59,547             0
                                               -----------   -----------
   End of period ............................  $    77,768   $    59,547
                                               ===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                   A23 & A24

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                         SUBACCOUNTS
                                              --------------------------------------------------------------------
                                                                                               Prudential
                                                              Franklin                         SP Alliance
                                                              Small Cap                     Large Cap Growth
                                                                Fund                            Portfolio
                                              ----------------------------------------   -------------------------
                                              01/01/2002     01/01/2001    05/01/2000*   01/01/2002    02/12/2001*
                                                  to             to            to            to             to
                                               6/30/2002     12/31/2001    12/31/2000     6/30/2002    12/31/2001
                                              (unaudited)                                (unaudited)
                                               -----------   -----------   -----------   -----------   -----------
OPERATIONS
   Net investment income (loss)  ............  $       (92)  $      (316)  $       (57)  $       (49)  $        (3)
   Capital gains distributions received .....            0             0             0             0             0
   Realized gain (loss) on shares redeemed ..         (965)       (2,055)          (50)         (158)            0
   Net change in unrealized gain (loss)
      on investments ........................      (29,886)      (10,713)       (2,730)       (6,420)           94
                                               -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................      (30,943)      (13,084)       (2,837)       (6,627)           91
                                               -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
   Contract Owner Net Payments ..............       40,250        25,199           (51)       35,106           287
   Policy Loans .............................            0             0             0             0             0
   Policy Loan Repayments and Interest ......            0             0             0             0             0
   Surrenders, Withdrawals and Death Benefits            0          (728)            0             0             0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................        8,608       127,202        15,638        26,613         6,389
   Withdrawal and Other Charges .............       (6,449)       (6,513)         (377)      (15,442)         (117)
                                               -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .......................       42,409       145,160        15,210        46,277         6,559
                                               -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....       11,466       132,076        12,373        39,650         6,650

NET ASSETS
   Beginning of period ......................      144,449        12,373             0         6,650             0
                                               -----------   -----------   -----------   -----------   -----------
   End of period ............................  $   155,915   $   144,449   $    12,373   $    46,300   $     6,650
                                               ===========   ===========   ===========   ===========   ===========


                                                                             SUBACCOUNTS (Continued)
                                               ---------------------------------------------------------------------------------
                                                      Prudential                   Prudential                 Prudential
                                                       SP Davis                   SP Small/Mid             SP INVESCO Small
                                                         Value                      Cap Value               Company Growth
                                                       Portfolio                    Portfolio                  Portfolio
                                               -------------------------   -------------------------   -------------------------
                                               01/01/2002    02/12/2001*   01/01/2002    02/12/2001*   01/01/2002    02/12/2001*
                                                   to             to           to             to           to             to
                                                6/30/2002    12/31/2001    6/30/2002     12/31/2001    6/30/2002     12/31/2001
                                               (unaudited)                 (unaudited)                 (unaudited)
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS
   Net investment income (loss)  ............  $      (198)  $         8   $      (144)  $         8   $       (20)  $         0
   Capital gains distributions received .....            0             0             0             0             0             0
   Realized gain (loss) on shares redeemed ..         (203)            1          (145)            0           (62)            0
   Net change in unrealized gain (loss)
      on investments ........................      (15,382)          897        (4,261)          121        (3,686)           16
                                               -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................      (15,783)          906        (4,550)          129        (3,768)           16
                                               -----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
   Contract Owner Net Payments ..............       91,799           546       110,743           507        22,642            19
   Policy Loans .............................            0             0             0             0             0             0
   Policy Loan Repayments and Interest ......            0             0             0             0             0             0
   Surrenders, Withdrawals and Death Benefits           (2)            0       (12,006)            0            (1)            0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................      142,849        31,057       146,899        14,339        30,123         1,297
   Withdrawal and Other Charges .............      (43,011)         (253)      (51,391)         (225)       (9,612)           (7)
                                               -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .......................      191,635        31,350       194,245        14,621        43,152         1,309
                                               -----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....      175,852        32,256       189,695        14,750        39,384         1,325

NET ASSETS
   Beginning of period ......................       32,256             0        14,750             0         1,325             0
                                               -----------   -----------   -----------   -----------   -----------   -----------
   End of period ............................  $   208,108   $    32,256   $   204,445   $    14,750   $    40,709   $     1,325
                                               ===========   ===========   ===========   ===========   ===========   ===========


                                                SUBACCOUNTS (Continued)
                                               ------------------------
                                                      Janus Aspen
                                                   Aggressive Growth
                                                       Portfolio
                                                    Service Shares
                                               ------------------------
                                               01/01/2002   06/29/2001*
                                                   to           to
                                                6/30/2002   12/31/2001
                                               (unaudited)
                                               -----------  -----------
OPERATIONS
   Net investment income (loss)  ............  $       (31) $       (31)
   Capital gains distributions received .....            0            0
   Realized gain (loss) on shares redeemed ..         (170)        (177)
   Net change in unrealized gain (loss)
      on investments ........................       (7,261)      (1,557)
                                               -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................       (7,462)      (1,765)
                                               -----------  -----------

CONTRACT OWNER TRANSACTIONS
   Contract Owner Net Payments ..............       22,733       11,700
   Policy Loans .............................            0            0
   Policy Loan Repayments and Interest ......            0            0
   Surrenders, Withdrawals and Death Benefits            0            0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................            0       17,397
   Withdrawal and Other Charges .............       (1,092)        (481)
                                               -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .......................       21,641       28,616
                                               -----------  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....       14,179       26,851

NET ASSETS
   Beginning of period ......................       26,851            0
                                               -----------  -----------
   End of period ............................  $    41,030  $    26,851
                                               ===========  ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                   A25 & A26

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                                 SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                    Janus Aspen                   Prudential                  Prudential
                                                      Balanced                     SP PIMCO                    SP PIMCO
                                                      Portfolio                  Total Return                 High Yield
                                                    Service Shares                 Portfolio                   Portfolio
                                               -------------------------   -------------------------   -------------------------
                                               01/01/2002    06/29/2001*   01/01/2002    08/06/2001*   01/01/2002    08/06/2001*
                                                   to             to           to             to           to             to
                                                6/30/2002    12/31/2001    6/30/2002     12/31/2001    6/30/2002     12/31/2001
                                               (unaudited)                 (unaudited)                 (unaudited)
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS
  Net investment income (loss)  .............  $       595   $       552   $     2,388   $       353   $     1,544   $       152
  Capital gains distributions received ......            0             0             0           602             0             0
  Realized gain (loss) on shares redeemed ...           (2)          (65)           49            58           (12)            0
  Net change in unrealized gain (loss)
     on investments .........................       (3,301)           83           133          (729)       (3,792)         (135)
                                               -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................       (2,708)          570         2,570           284        (2,260)           17
                                               -----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
   Contract Owner Net Payments ..............       34,101        16,206        93,113         3,259        20,223            82
   Policy Loans .............................            0             0             0             0             0             0
   Policy Loan Repayments and Interest ......            0             0             0             0             0             0
   Surrenders, Withdrawals and Death Benefits            0             0           (23)            0           (79)            0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................            0        23,442       148,046        28,317        37,028         9,964
   Withdrawal and Other Charges .............       (1,770)         (638)      (37,127)         (433)       (8,367)         (134)
                                               -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .......................       32,331        39,010       204,009        31,143        48,805         9,912
                                               -----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....       29,623        39,580       206,579        31,427        46,545         9,929

NET ASSETS
   Beginning of period ......................       39,580             0        31,427             0         9,929             0
                                               -----------   -----------   -----------   -----------   -----------   -----------

   End of period ............................  $    69,203   $    39,580   $   238,006   $    31,427   $    56,474   $     9,929
                                               ===========   ===========   ===========   ===========   ===========   ===========


                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                      Prudential                   Prudential                Prudential
                                                       SP Large                  SP MFS Capital            SP MFS Mid Cap
                                                       Cap Value                  Opportunities                Growth
                                                         Fund                       Portfolio                 Portfolio
                                               -------------------------   -------------------------  -------------------------
                                               01/01/2002    08/06/2001*   01/01/2002    02/12/2001*   01/01/2002   02/12/2001*
                                                   to             to           to             to           to           to
                                                6/30/2002    12/31/2001    6/30/2002     12/31/2001    6/30/2002    12/31/2001
                                               (unaudited)                 (unaudited)                (unaudited)
                                               -----------   -----------   -----------   -----------  -----------   -----------
OPERATIONS
  Net investment income (loss)  .............  $       (44)  $         0   $        (8)  $         0  $       (40)  $        (6)
  Capital gains distributions received ......            0             0             0             0            0             0
  Realized gain (loss) on shares redeemed ...          (51)            0           (48)            0         (347)            1
  Net change in unrealized gain (loss)
     on investments .........................       (4,310)            5        (2,106)            7      (12,934)          359
                                               -----------   -----------   -----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................       (4,405)            5        (2,162)            7      (13,321)          354
                                               -----------   -----------   -----------   -----------  -----------   -----------

CONTRACT OWNER TRANSACTIONS
   Contract Owner Net Payments ..............       51,586            23         8,274             0       29,141             1
   Policy Loans .............................            0             0             0             0            0             0
   Policy Loan Repayments and Interest ......            0             0             0             0            0             0
   Surrenders, Withdrawals and Death Benefits           (2)            0            (4)            0           (1)            0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................       57,242           712        14,585           490       32,869         5,526
   Withdrawal and Other Charges .............      (23,076)          (43)       (4,447)            0      (11,529)          (34)
                                               -----------   -----------   -----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .......................       85,750           692        18,408           490       50,480         5,493
                                               -----------   -----------   -----------   -----------  -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....       81,345           697        16,246           497       37,159         5,847

NET ASSETS
   Beginning of period ......................          697             0           497             0        5,847             0
                                               -----------   -----------   -----------   -----------  -----------   -----------

   End of period ............................  $    82,042   $       697   $    16,743   $       497  $    43,006   $     5,847
                                               ===========   ===========   ===========   ===========  ===========   ===========


                                                SUBACCOUNTS (Continued)
                                               -------------------------
                                                      Prudential
                                                   SP Conservative
                                                   Asset Allocation
                                                      Portfolio
                                               -------------------------
                                               01/01/2002    08/06/2001*
                                                   to             to
                                                6/30/2002    12/31/2001
                                               (unaudited)
                                               -----------   -----------
OPERATIONS
  Net investment income (loss)  .............  $         5   $         4
  Capital gains distributions received ......            3             0
  Realized gain (loss) on shares redeemed ...          (11)            0
  Net change in unrealized gain (loss)
     on investments .........................         (828)            2
                                               -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................         (831)            6
                                               -----------   -----------

CONTRACT OWNER TRANSACTIONS
   Contract Owner Net Payments ..............       11,533            97
   Policy Loans .............................            0             0
   Policy Loan Repayments and Interest ......            0             0
   Surrenders, Withdrawals and Death Benefits            0             0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................       16,593           371
   Withdrawal and Other Charges .............       (7,129)          (49)
                                               -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .......................       20,997           419
                                               -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....       20,166           425

NET ASSETS
   Beginning of period ......................          425             0
                                               -----------   -----------

   End of period ............................  $    20,591   $       425
                                               ===========   ===========

*Date subaccounts became available (Note 1)

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                   A27 & A28

                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2002, and the years ended December 31, 2001 and 2000

                                                                            SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                      Prudential                   Prudential            Prudential
                                                   SP Balanced Asset            SP Growth Asset     SP Aggressive Growth
                                                      Allocation                   Allocation         Asset Allocation
                                                       Portfolio                   Portfolio             Portfolio
                                               -------------------------  ------------------------- --------------------
                                               01/01/2002    08/06/2001*  01/01/2002    08/06/2001*     01/01/2002
                                                   to             to          to            to              to
                                                6/30/2002    12/31/2001   6/30/2002     12/31/2001       6/30/2002
                                               (unaudited)                (unaudited)                   (unaudited)
                                               -----------   -----------  -----------   -----------     -----------
OPERATIONS
   Net investment income (loss)  ............  $       (30)  $         0  $       (46)  $         0     $        (8)
   Capital gains distributions received .....           13             0           14             0               0
   Realized gain (loss) on shares redeemed ..          (18)            0         (146)            0             (77)
   Net change in unrealized gain (loss)
     on investments .........................       (3,749)            0       (5,403)            7          (1,217)
                                               -----------   -----------  -----------   -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................       (3,784)            0       (5,581)            7          (1,302)
                                               -----------   -----------  -----------   -----------     -----------

CONTRACT OWNER TRANSACTIONS
   Contract Owner Net Payments ..............       45,749             0       59,423             0          14,096
   Policy Loans .............................            0             0            0             0               0
   Policy Loan Repayments and Interest ......            0             0            0             0               0
   Surrenders, Withdrawals and Death Benefits            0             0            0             0               0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................       85,770            22       58,729           763          21,262
   Withdrawal and Other Charges .............      (20,438)            0      (29,472)            0          (7,067)
                                               -----------   -----------  -----------   -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .......................      111,081            22       88,680           763          28,291
                                               -----------   -----------  -----------   -----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....      107,297            22       83,099           770          26,989

NET ASSETS
   Beginning of period ......................           22             0          770             0               0
                                               -----------   -----------  -----------   -----------     -----------
   End of period ............................  $   107,319   $        22  $    83,869   $       770     $    26,989
                                               ===========   ===========  ===========   ===========     ===========


                                                             SUBACCOUNTS (Continued)
                                               -----------------------------------------------------
                                                      Prudential                  Janus Aspen
                                                      SP Deutsche            International Growth
                                                 International Equity              Portfolio
                                                       Portfolio                 Service Shares
                                               -------------------------   -------------------------
                                                01/01/2002    02/12/2001*   01/01/2002   06/29/2001*
                                                    to             to           to            to
                                                6/30/2002     12/31/2001    6/30/2002    12/31/2001
                                               (unaudited)                 (unaudited)
                                               -----------   -----------   -----------   -----------
OPERATIONS
   Net investment income (loss)  ............  $       (44)  $        (2)  $       114   $       118
   Capital gains distributions received .....            0             0             0             0
   Realized gain (loss) on shares redeemed ..            2             0           (77)         (457)
   Net change in unrealized gain (loss)
     on investments .........................           43           119        (4,946)         (825)
                                               -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................            1           117        (4,909)       (1,164)
                                               -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
   Contract Owner Net Payments ..............       34,842             9        20,459         9,697
   Policy Loans .............................            0             0             0             0
   Policy Loan Repayments and Interest ......            0             0             0             0
   Surrenders, Withdrawals and Death Benefits          (41)            0             0             0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................       33,372         5,175             0        16,400
   Withdrawal and Other Charges .............      (15,391)         (104)       (1,049)         (386)
                                               -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS .......................       52,782         5,080        19,410        25,711
                                               -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....       52,783         5,197        14,501        24,547

NET ASSETS
   Beginning of period ......................        5,197             0        24,547             0
                                               -----------   -----------   -----------   -----------
   End of period ............................  $    57,980   $     5,197   $    39,048   $    24,547
                                               ===========   ===========   ===========   ===========


*Date subaccounts became available (Note 1)

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A31 THROUGH A41


                                   A29 & A30

                        NOTES TO FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
                            June 30, 2002 (unaudited)

Note 1: General

     Pruco Life of New Jersey Variable Appreciable Account (the "Account") was established on January 13, 1984 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets. Proceeds from the purchases of Pruco Life of New Jersey Variable Appreciable Life ("VAL"), Pruco Life of New Jersey PRUvider Variable Appreciable Life ("PRUvider"), effective November 10, 1999 Pruco Life of New Jersey PruSelect III ("PSEL III"), effective May 1, 2000 Pruco Life of New Jersey Survivorship Variable Universal Life ("SVUL") and effective February 12, 2001 Pruco Life of New Jersey PruLife Custom Premier ("VUL") contracts are invested in the Account.

     The Account is registered under the Investment Company act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual life insurance contracts. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or one of the non-Prudential administered funds. Investment options vary by contract. Options available to the PSEL III contracts which invest in a corresponding portfolio of the Series Fund are: Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential Equity Portfolio, Prudential Flexible Managed Portfolio, Prudential Conservative Balanced Portfolio, Prudential High Yield Bond Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, Prudential Global Portfolio, Jennison Portfolio, Prudential SP Alliance Large Cap Growth Portfolio, Prudential SP Davis Value Portfolio, Prudential SP Small/Mid Cap Value Portfolio, Prudential SP INVESCO Small Company Growth Portfolio, Prudential SP PIMCO Total Return Portfolio, Prudential SP PIMCO High Yield Portfolio, Prudential SP Large Cap Value Portfolio, Prudential SP MFS Capital Opportunities Portfolio, Prudential SP MFS Mid Cap Growth Portfolio, Prudential SP Conservative Asset Allocation Portfolio, Prudential SP Balanced Asset Allocation Portfolio, Prudential SP Growth Asset Allocation Portfolio, Prudential SP Aggressive Growth Asset Allocation Portfolio and Prudential Deutsche International Equity Portfolio. Options available to the PSEL III contracts which invest in a corresponding portfolio of the non-Prudential administered funds are: T. Rowe Price International Stock Portfolio, AIM V.I. Premier Equity Series Fund, Janus Aspen Growth Portfolio, MFS Emerging Growth Series Portfolio, American Century VP Value Fund, Franklin Templeton Small Cap Fund, Janus Aspen Aggressive Growth Portfolio - Service Shares, Janus Aspen Balanced Portfolio - Service Shares and Janus Aspen International Growth Portfolio - Service Shares. These financial statements relate only to the subaccounts available to the PSEL III contract owners.

     The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

Note 2: Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     Investments - The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio, which value their investment securities at fair value.

     Security Transactions - Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

     Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.


                                     A31

Note 3: Investment Information for The Pruco Life of New Jersery Variable Appreciable Account

     The net asset value per share for each portfolio of the Series Fund or the non-Prudential administered funds, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at June 30, 2002 were as follows: (unaudited)

                                                                PORTFOLIOS
                               -----------------------------------------------------------------------------
                                Prudential      Prudential                      Prudential      Prudential
                                  Money        Diversified      Prudential       Flexible      Conservative
                                 Marketo           Bond           Equity         Managed         Balanced
                                Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                               ------------    ------------    ------------    ------------    ------------
Number of shares (rounded):         971,084       2,510,540       7,045,094      14,127,373       7,352,769
Net asset value per share:     $      10.00    $      10.51    $      18.08    $      13.36    $      12.84
Cost:                          $  9,710,842    $ 27,227,433    $157,983,263    $226,083,629    $104,371,712


                                                          PORTFOLIOS (Continued)
                               ----------------------------------------------------------------------------
                                Prudential      Prudential
                                High Yield        Stock         Prudential      Prudential
                                   Bond           Index           Value           Global         Jennison
                                Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                               ------------    ------------    ------------    ------------    ------------
Number of shares (rounded):      13,114,081       2,210,804         761,219         387,524       1,039,959
Net asset value per share:     $       4.64    $      27.24    $      16.00    $      13.07    $      15.08
Cost:                          $ 78,312,194    $ 73,057,725    $ 14,159,249    $  7,482,778    $ 26,658,987


                                                          PORTFOLIOS (Continued)
                               ----------------------------------------------------------------------------
                               T. Rowe Price     AIM V.I.         Janus            MFS           American
                               International  Premier Equity      Aspen          Emerging        Century
                                  Stock           Series          Growth       Growth Series     VP Value
                                Portfolio          Fund         Portfolio        Portfolio       Portfolio
                               ------------   --------------   ------------    -------------   ------------
Number of shares (rounded):           7,266          15,071          23,566          11,210          11,555
Net asset value per share:     $      11.01    $      18.40    $      16.78    $      13.71    $       6.73
Cost:                          $    103,434    $    467,384    $    578,739    $    226,910    $     79,184


                                                          PORTFOLIOS (Continued)
                               ------------------------------------------------------------------------------
                                                Prudential      Prudential     Prudential      Prudential SP
                                 Franklin      SP Alliance       SP Davis    SP Small/Mid Cap  INVESCO Small
                                Small Cap    Large Cap Growth      Value          Value       Company Growth
                                   Fund         Portfolio        Portolio       Portfolio        Portfolio
                               ------------  ----------------  ------------  ----------------  --------------
Number of shares (rounded):          10,628           7,955          25,410          17,504            7,154
Net asset value per share:     $      14.67    $       5.82    $       8.19    $      11.68     $       5.69
Cost:                          $    199,244    $     52,626    $    222,593    $    208,585     $     44,379


                                                                PORTFOLIOS (Continued)
                               -----------------------------------------------------------------------------------------------
                                 Janus Aspen        Janus Aspen        Prudential         Prudential         Prudential
                                 Aggressive          Balanced           SP PIMCO           SP PIMCO         SP Large Cap
                              Growth Portfolio-     Portfolio-        Total Return        High Yield            Value
                               Service Shares     Service-Shares        Portfolio          Portfolio          Portfolio
                              -----------------   ---------------    ---------------    ---------------    ---------------
Number of shares (rounded):              2,341              3,100             21,835              6,138              9,177
Net asset value per share:     $         17.53    $         22.32    $         10.90    $          9.20    $          8.94
Cost:                          $        49,848    $        72,421    $       238,602    $        60,401    $        86,347


                                      A32

Note 3: Investment Information for The Pruco Life of New Jersery Variable Appreciable Account (Continued)

                                                                   PORTFOLIOS (Continued)
                               -----------------------------------------------------------------------------------------------
                                  Prudential          Prudential          Prudential          Prudential          Prudential
                                SP MFS Capital          SP MFS         SP Conservative       SP Balanced       SP Growth Asset
                                Opportunities       Mid Cap Growth     Asset Allocation    Asset Allocation       Allocation
                                  Portfolio           Portfolio           Portfolio           Portfolio           Portfolio
                               ----------------    ----------------    ----------------    ----------------    ----------------
Number of shares (rounded):               2,958               9,189               2,228              12,822              11,153
Net asset value per share:     $           5.66    $           4.68    $           9.24    $           8.37    $           7.52
Cost:                          $         18,842    $         55,581    $         21,417    $        111,068    $         89,265


                                                    PORTFOLIOS (Continued)
                              ---------------------------------------------------------------
                                    Prudential            Prudential           Janus Aspen
                              SP Aggressive Growth       SP Deutsche          International
                                 Asset Allocation    International Equity    Growth-Portfolio
                                    Portfolio             Portfolio           Service Shares
                              --------------------   --------------------    ----------------
Number of shares (rounded):                 3,951                 7,986                 1,915
Net asset value per share:       $           6.83      $           7.26      $          20.39
Cost:                            $         28,206      $         57,818      $         44,819


                                      A33

Note 4: Charges and Expenses

     A. Mortality Risk and Expense Risk Charges

     The mortality risk and expense risk charges, at an effective annual rate of up to 0.60%, 0.90%, 0.50%, 0.90% and 0.45% are applied daily against the net assets of VAL, PRUvider, PruSelect III, SVUL and VUL contract owners held in each subaccount, respectively. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life of New Jersey. Pruco Life of New Jersey currently intends to charge only 0.20% on PSEL III contracts but reserves the right to make the full 0.50% charge. For VUL contracts Pruco Life of New Jersey intends to charge only 0.25% but reserves the right to charge 0.45%.

     B. Deferred Sales Charge

     A deferred sales charge is imposed upon surrenders of certain VAL, PRUvider, SVUL and VUL contracts to compensate Pruco Life of New Jersey for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the contract was issued. No sales charge will be imposed after the tenth year of the contract. No sales charge

     C. Partial Withdrawal Charge

     A charge is imposed by Pruco Life of New Jersey on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% and $25 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a VAL or PRUvider contract and PSEL III, SVUL or VUL contract, respectively.

     D. Expense Reimbursement

     The Account is reimbursed by Pruco Life of New Jersey for expenses in excess of 0.40% of the VAL product's average daily net assets incurred by the Money Market, Diversified Bond, Equity, Flexible Managed and Conservative Balanced Portfolios of the Series Fund.

     E. Cost of Insurance and Other Related Charges

     Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; and (3) sales charges which are deducted in order to compensate Pruco Life of New Jersey for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract and to compensate Pruco Life of New Jersey for the guaranteed minimum death benefit risk.

Note 5: Taxes

     Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.


                                      A34

Note 6: Unit Activity

     Transactions in units (including transfers among subaccounts) for the six months ended June 30, 2002, and the years ended December 2001 and 2000 were as follows:

                                                                     SUBACCOUNTS
                                -------------------------------------------------------------------------------------
                                              Prudential                                   Prudential
                                             Money Market                               Diversified Bond
                                               Portfolio                                   Portfolio
                                ----------------------------------------     ----------------------------------------
                                01/01/2002     01/01/2001     01/01/2000     01/01/2002     01/01/2001     01/01/2000
                                    to             to             to             to             to             to
                                 6/30/2002     12/31/2001     12/31/2000      6/30/2002     12/31/2001     12/31/2000
                                (unaudited)                                  (unaudited)
                                ----------     ----------     ----------     ----------     ----------     ----------
Contract Owner Contributions:     5,297,551     22,696,520      1,942,266        930,943      1,661,959        683,886
Contract Owner Redemptions:      (3,779,254)   (22,442,074)    (2,035,300)      (600,162)    (1,731,229)      (981,340)


                                                                SUBACCOUNTS (Continued)
                                -------------------------------------------------------------------------------------
                                              Prudential                                   Prudential
                                                Equity                                  Flexible Managed
                                               Portfolio                                    Portfolio
                                ----------------------------------------     ----------------------------------------
                                01/01/2002     01/01/2001     01/01/2000     01/01/2002     01/01/2001     01/01/2000
                                    to             to             to             to             to             to
                                 6/30/2002     12/31/2001     12/31/2000      6/30/2002     12/31/2001     12/31/2000
                                (unaudited)                                  (unaudited)
                                ----------     ----------     ----------     ----------     ----------     ----------
Contract Owner Contributions:     1,254,822      1,813,281      1,560,425      2,216,173      4,626,015      4,041,146
Contract Owner Redemptions:      (1,194,300)    (2,562,975)    (4,722,060)    (2,661,491)    (6,104,009)    (6,990,317)


                                                                SUBACCOUNTS (Continued)
                                -------------------------------------------------------------------------------------
                                               Prudential                                   Prudential
                                          Conservative Balanced                          High Yield Bond
                                                Portfolio                                   Portfolio
                                ----------------------------------------     ----------------------------------------
                                01/01/2002     01/01/2001     01/01/2000     01/01/2002     01/01/2001     01/01/2000
                                    to             to             to             to             to             to
                                 6/30/2002     12/31/2001     12/31/2000      6/30/2002     12/31/2001     12/31/2000
                                (unaudited)                                  (unaudited)
                                ----------     ----------     ----------     ----------     ----------     ----------
Contract Owner Contributions:     1,290,153      2,671,759      2,331,679     13,381,645      2,461,548        265,372
Contract Owner Redemptions:      (1,464,893)    (3,426,688)    (4,008,763)      (180,309)      (389,368)      (680,602)


                                                                SUBACCOUNTS (Continued)
                                -------------------------------------------------------------------------------------
                                              Prudential                                   Prudential
                                              Stock Index                                     Value
                                               Portfolio                                    Portfolio
                                ----------------------------------------     ----------------------------------------
                                01/01/2002     01/01/2001     01/01/2000     01/01/2002     01/01/2001     01/01/2000
                                    to             to             to             to             to             to
                                 6/30/2002     12/31/2001     12/31/2000      6/30/2002     12/31/2001     12/31/2000
                                (unaudited)                                  (unaudited)
                                ----------     ----------     ----------     ----------     ----------     ----------
Contract Owner Contributions:    20,633,566     27,486,019      3,205,888        800,528     16,981,292        310,937
Contract Owner Redemptions:      (9,120,230)    (5,200,149)      (910,208)      (730,746)   (16,748,332)      (430,110)


                                                                SUBACCOUNTS (Continued)
                                -------------------------------------------------------------------------------------
                                               Prudential
                                                 Global                                      Jennison
                                               Portfolio                                     Portfolio
                                ----------------------------------------     ----------------------------------------
                                01/01/2002     01/01/2001     01/01/2000     01/01/2002     01/01/2001     01/01/2000
                                    to             to             to             to             to             to
                                 6/30/2002     12/31/2001     12/31/2000      6/30/2002     12/31/2001     12/31/2000
                                (unaudited)                                  (unaudited)
                                ----------     ----------     ----------     ----------     ----------     ----------
Contract Owner Contributions:       684,373        666,932      1,770,930      1,141,386      2,004,849      4,440,077
Contract Owner Redemptions:     (30,326,768)      (876,609)    (1,120,283)      (877,355)    (4,034,561)    (1,064,529)


                                                                SUBACCOUNTS (Continued)
                                -------------------------------------------------------------------------------------
                                             T. Rowe Price                                  AIM V.I.
                                          International Stock                        Premier Equity Series
                                                Portfolio                                     Fund
                                ----------------------------------------     ----------------------------------------
                                01/01/2002     01/01/2001    05/01/2000*     01/01/2002     01/01/2001    05/01/2000*
                                    to             to             to             to             to             to
                                 6/30/2002     12/31/2001    12/31/2000       6/30/2002     12/31/2001     12/31/2000
                                (unaudited)                                  (unaudited)
                                ----------     ----------     ----------     ----------     ----------    -----------
Contract Owner Contributions:         4,039        123,969         21,479         50,772         72,431        382,505
Contract Owner Redemptions:          (3,602)        (6,136)       (14,967)        (6,621)       (20,166)        (2,142)

* Date subaccounts became available (Note 1)


                                      A35

                                                                SUBACCOUNTS (Continued)
                                -------------------------------------------------------------------------------------
                                                                                               MFS
                                            Janus Aspen Growth                        Emerging Growth Series
                                                Portfolio                                    Portfolio
                                ----------------------------------------     ----------------------------------------
                                01/01/2002     01/01/2001    05/01/2000*     01/01/2002     01/01/2001    05/01/2000*
                                    to             to             to             to             to            to
                                 6/30/2002     12/31/2001    12/31/2000       6/30/2002     12/31/2001    12/31/2000
                                (unaudited)                                  (unaudited)
                                ----------     ----------     ----------     ----------     ----------    -----------
Contract Owner Contributions:       131,009        649,427         22,488        136,469        189,069         68,452
Contract Owner Redemptions:         (25,490)       (23,687)          (318)       (25,142)       (37,887)        (2,521)


                                                                SUBACCOUNTS (Continued)
                                -------------------------------------------------------------------------------------
                                      American Century                                      Franklin
                                          VP Value                                          Small Cap
                                         Portfolio                                             Fund
                                --------------------------                   ----------------------------------------
                                01/01/2002     06/29/2001*                   01/01/2002     01/01/2001    10/16/2000*
                                    to             to                            to             to            to
                                 6/30/2002     12/31/2001                     6/30/2002     12/31/2001    12/31/2000
                                (unaudited)                                  (unaudited)
                                ----------     -----------                   ----------     ----------    -----------
Contract Owner Contributions:       18,207         44,855                        74,178        213,823         14,932
Contract Owner Redemptions:         (2,020)          (529)                       (9,853)       (25,322)          (402)


                                                 SUBACCOUNTS (Continued)
                                --------------------------------------------------------
                                      Prudential SP                 Prudential
                                 Alliance Large Cap Growth        SP Davis Value
                                        Portfolio                    Portfolio
                                --------------------------    --------------------------
                                01/01/2002     02/12/2001*    01/01/2002     02/12/2001*
                                    to             to             to             to
                                 6/30/2002     12/31/2001      6/30/2002     12/31/2001
                                (unaudited)                   (unaudited)
                                ----------     -----------    ----------     -----------
Contract Owner Contributions:        74,164          7,020        261,568         33,713
Contract Owner Redemptions:         (18,720)          (124)       (50,894)          (267)


                                                 SUBACCOUNTS (Continued)
                                --------------------------------------------------------
                                       Prudential                   Prudential SP
                                  SP Small/Mid Cap Value        INVESCO Small Company
                                        Portfolio                  Growth Portfolio
                               ----------------------------   --------------------------
                                01/01/2002     02/12/2001*    01/01/2002     02/12/2001*
                                    to             to             to             to
                                 6/30/2002     12/31/2001      6/30/2002     12/31/2001
                                (unaudited)                   (unaudited)
                                ----------     -----------    ----------     -----------
Contract Owner Contributions:       236,262         15,200         61,144          1,364
Contract Owner Redemptions:         (58,944)          (229)       (11,609)            (8)


                                                 SUBACCOUNTS (Continued)
                               ---------------------------------------------------------
                                       Janus Aspen                   Janus Aspen
                               Aggressive Growth Portfolio-      Balanced Portfolio-
                                      Service Shares                Service Shares
                               ----------------------------   --------------------------
                                01/01/2002     06/29/2001*    01/01/2002     06/29/2001*
                                    to             to             to             to
                                 6/30/2002     12/31/2001      6/30/2002     12/31/2001
                                (unaudited)                   (unaudited)
                                ----------     -----------    ----------     -----------
Contract Owner Contributions:        54,931         63,644         36,132         49,816
Contract Owner Redemptions:          (2,661)        (5,302)        (1,892)        (7,577)


                                                 SUBACCOUNTS (Continued)
                                --------------------------------------------------------
                                     Prudential SP                  Prudential SP
                                  PIMCO to tal Return             PIMCO High Yield
                                       Portfolio                     Portfolio
                                --------------------------    --------------------------
                                01/01/2002     08/06/2001*    01/01/2002     08/06/2001*
                                    to             to             to             to
                                 6/30/2002     12/31/2001      6/30/2002     12/31/2001
                                (unaudited)                   (unaudited)
                                ----------     -----------    ----------     -----------
Contract Owner Contributions:       231,385         32,979         56,261          9,926
Contract Owner Redemptions:         (37,784)        (3,230)        (8,489)          (131)

* Date subaccounts became available (Note 1)


                                      A36


                                                 SUBACCOUNTS (Continued)
                               ---------------------------------------------------------
                                        Prudential                 Prudential SP MFS
                                   SP Large Cap Value           Capital Opportunities
                                        Portfolio                     Portfolio
                               ----------------------------   --------------------------
                                01/01/2002     08/06/2001*    01/01/2002     02/12/2001*
                                    to             to             to             to
                                 6/30/2002     12/31/2001      6/30/2002     12/31/2001
                                (unaudited)                   (unaudited)
                                ----------     -----------    ----------     -----------
Contract Owner Contributions:       116,926            778         31,111            612
Contract Owner Redemptions:         (26,509)           (46)        (6,144)             0


                                                 SUBACCOUNTS (Continued)
                               ---------------------------------------------------------
                                                                     Prudential
                                   Prudential SP MFS               SP Conservative
                                     Mid Cap Growth               Asset Allocation
                                       Portfolio                      Portfolio
                               ----------------------------   --------------------------
                                01/01/2002     02/12/2001*    01/01/2002     02/12/2001*
                                    to             to             to             to
                                 6/30/2002     12/31/2001      6/30/2002     12/31/2001
                                (unaudited)                   (unaudited)
                                ----------     -----------    ----------     -----------
Contract Owner Contributions:        91,685          6,292         27,155            478
Contract Owner Redemptions:         (18,348)           (39)        (5,917)           (54)


                                                 SUBACCOUNTS (Continued)
                               ---------------------------------------------------------
                                         Prudential                   Prudential
                                        SP Balanced                   SP Growth
                                     Asset Allocation              Asset Allocation
                                         Portfolio                    Portfolio
                               ----------------------------   --------------------------
                                01/01/2002     08/06/2001*    01/01/2002     08/06/2001*
                                    to             to             to             to
                                 6/30/2002     12/31/2001      6/30/2002     12/31/2001
                                (unaudited)                   (unaudited)
                                ----------     -----------    ----------     -----------
Contract Owner Contributions:       138,961             22        126,621            798
Contract Owner Redemptions:         (21,625)             0        (31,934)             0


                                                 SUBACCOUNTS (Continued)
                            ------------------------------------------------------------
                                Prudential                          Prudential
                            SP Aggressive Growth                    SP Deutsche
                              Asset Allocation                   International Equity
                                 Portfolio                            Portfolio
                            ---------------------             --------------------------
                                01/01/2002                    01/01/2002     02/12/2001*
                                    to                            to             to
                                 6/30/2002                     6/30/2002     12/31/2001
                                (unaudited)                   (unaudited)
                                ----------                    ----------     -----------
Contract Owner Contributions:       39,744                        81,973          6,005
Contract Owner Redemptions:         (7,978)                      (18,601)          (123)


                                 SUBACCOUNTS (Continued)
                               ----------------------------
                                         Janus Aspen
                                   International Growth-
                                         Portfolio
                                       Service Shares
                               ----------------------------
                                 01/01/2002     06/29/2001*
                                     to             to
                                  6/30/2002     12/31/2001
                                 (unaudited)
                                ----------     ------------
Contract Owner Contributions:        30,775        41,036
Contract Owner Redemptions:          (1,608)       (5,152)

* Date subaccounts became available (Note 1)


                                      A37

Note 7: Purchases and Sales of Investments

     The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the six months ended June 30, 2002 were as follows: (unaudited)

                                                                  PORTFOLIOS
                           --------------------------------------------------------------------------------------
                             Prudential       Prudential                             Prudential      Prudential
                               Money          Diversified        Prudential          Flexible       Conservative
                               Marketo          Bond               Equity             Managed         Balanced
                             Portfolio         Portfolio          Portfolio          Portfolio        Portfolio
                           -------------     ------------      --------------      -------------    -------------
Purchases ........           $ 3,496,784      $   836,705        $   659,805         $   887,050      $   609,758
Sales ............           $(1,834,536)     $  (553,852)       $(2,688,503)        $(3,644,372)     $(1,715,335)


                                                          PORTFOLIOS (Continued)
                           --------------------------------------------------------------------------------------
                             Prudential      Prudential
                             High Yield         Stock            Prudential         Prudential
                                Bond            Index              Value              Global          Jennison
                             Portfolio        Portfolio          Portfolio           Portfolio        Portfolio
                           -------------     ------------       -------------      -------------     ------------
Purchases ........          $ 29,802,214     $ 17,328,082       $  1,091,279        $    194,049     $    710,998
Sales ............          $   (294,195)    $(39,023,232)      $   (966,091)       $(49,895,766)    $   (892,749)


                                                          PORTFOLIOS (Continued)
                           --------------------------------------------------------------------------------------
                           T. Rowe Price       AIM V.I.            Janus               MFS             American
                           International    Premier Equity         Aspen             Emerging         Century VP
                               Stock            Series             Growth          Growth Series        Value
                             Portfolio           Fund             Portfolio          Portfolio        Portfolio
                           -------------    --------------      -------------      -------------     ------------
Purchases ........          $      2,276     $     36,918       $     76,680        $     78,113     $     24,022
Sales ............          $     (2,438)    $     (5,483)      $    (14,592)       $    (13,765)    $     (2,639)


                                                          PORTFOLIOS (Continued)
                           ----------------------------------------------------------------------------------------
                                              Prudential        Prudential          Prudential       Prudential
                              Franklin        SP Alliance         SP Davis       SP Small/Mid Cap  SP INVESCO Small
                             Small Cap     Large Cap Growth        Value              Value        Company Growth
                                Fund          Portfolio           Portfolio          Portfolio        Portfolio
                           -------------   ----------------     -------------    ----------------  ----------------
Purchases ........          $     47,770     $     48,938       $    198,539        $    210,098     $     44,516
Sales ............          $     (5,831)    $     (2,709)      $     (7,113)       $    (15,997)    $     (1,384)


                                                          PORTFOLIOS (Continued)
                           --------------------------------------------------------------------------------------
                            Janus Aspen      Janus Aspen       Prudential           Prudential        Prudential
                         Aggressive Growth     Balanced         SP PIMCO              SP PIMCO       SP Large Cap
                             Portfolio-       Portfolio-       Total Return          High Yield         Value
                           Service Shares   Service-Shares       Portfolio            Portfolio        Portfolio
                           ---------------  --------------     ------------         -------------    ------------
Purchases ........          $     22,733     $     34,100       $    212,369        $     51,058     $     89,196
Sales ............          $     (1,123)    $     (1,819)      $     (8,577)       $     (2,310)    $     (3,491)


                                                          PORTFOLIOS (Continued)
                        ----------------------------------------------------------------------------------------------
                          Prudential          Prudential          Prudential          Prudential          Prudential
                        SP MFS Capital         SP MFS           SP Conservative     SP Balanced        SP Growth Asset
                         Opportunities     Mid Cap Growth      Asset Allocation    Asset Allocation      Allocation
                          Portfolio           Portfolio           Portfolio           Portfolio           Portfolio
                        --------------     --------------      ----------------    ----------------    ---------------
Purchases ........       $     20,114        $     52,479        $     23,572        $    115,551        $     96,401
Sales ............       $     (1,715)       $     (2,038)       $     (2,585)       $     (4,501)       $     (7,766)


                                      A38

                                                  PORTFOLIOS (Continued)
                              ------------------------------------------------------------
                                   Prudential          Prudential          Janus Aspen
                              SP Aggressive Growth     SP Deutsche        International
                                Asset Allocation   International Equity   Growth-Portfolio
                                   Portfolio           Portfolio         Service Shares
                              -------------------- --------------------   ----------------
Purchases ...............         $  31,004             $ 54,248             $ 20,460
Sales ...................         $  (2,721)            $ (1,510)            $ (1,079)


                                      A39

Note 8: Related Party Transactions

Prudential and its affiliates perform various services on behalf of the mutual fund company and administers the Series fund in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

Note 9: Financial Highlights

The Pruco Life of New Jersey sells a number of variable life insurance products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by Pruco Life of New Jersey have the highest and lowest total return. Only product designs within the Account that had units outstanding throughout the respective periods, were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options as discussed in note 4.


                                      A40

                                                       At June 30, 2002                     For the year ended June 30, 2002
                                          ---------------------------------------- ------------------------------------------------
                                                                                   Invest-
                                                        Unit Fair           Net     ment        Expense                Total
                                          Units           Value            Assets  Income        Ratio                Return
                                          (000's)   Lowest to Highes       (000's)  Ratio* Lowest to Highest** Lowest to Highest***
                                          ------- ----------------------  -------- ------- ------------------- --------------------
Prudential Money Market Portfolio ......   5,370  $1.03577  to  $2.21012  $  9,711  0.52%   0.20%  to  0.90%     0.35% to    0.68%

Prudential Diversified Bond Portfolio...   7,761  $1.04895  to  $3.51521  $ 26,386  8.75%   0.25%  to  0.90%     1.36% to    1.67%

Prudential Equity Portfolio ............  20,202  $0.82044  to  $6.44700  $127,375 -0.22%   0.25%  to  0.90%   -12.30% to  -12.02%

Prudential Flexible Managed Portfolio...  44,670  $0.85752  to  $4.36737  $188,741  2.59%   0.60%  to  0.90%    -7.64% to   -7.40%

Prudential Conservative Balanced
Portfolio ..............................  26,224  $0.90653  to  $3.75685  $ 94,409  0.03%   0.60%  to  0.90%    -6.52% to   -6.30%

Prudential Value Portfolio .............   2,709  $1.02800  to  $4.69154  $ 12,180 -0.28%   0.60%  to  0.90%   -10.99% to  -10.86%

Prudential High Yield Bond Portfolio ...  27,784  $0.89504  to  $2.19440  $ 60,849 15.16%   0.25%  to  0.90%    -2.75% to   -2.47%

Prudential Stock Index Portfolio .......  49,702  $0.69575  to  $4.24110  $60,222  -0.12%   0.20%  to  0.90%   -14.15% to  -13.86%

Prudential Global Portfolio ............   3,532  $0.58389  to  $1.49252  $ 5,065   1.07%   0.25%  to  0.90%   -14.26% to  -14.00%

Jennison Portfolio .....................   8,653  $0.52378  to  $1.94709  $15,682  -0.28%   0.25%  to  0.90%   -19.39% to  -19.15%

T. Rowe Price International Stock
Portfolio ..............................     125  $0.64111  to  $0.64111  $    80  -0.44%   0.90%  to  0.90%    -4.43% to   -4.43%

AIM V.I. Premier Equity Series Fund ....     477  $0.56766  to  $0.64552  $   277  -0.39%   0.20%  to  0.90%   -21.54% to  -21.28%

Janus Aspen Growth Portfolio ...........     753  $0.52485  to  $0.52485  $   395  -0.44%   0.90%  to  0.90%   -16.13% to  -16.13%

MFS Emerging Growth Series Portfolio ...     328  $0.41427  to  $0.56580  $   154  -0.31%   0.20%  to  0.90%   -24.29% to  -24.03%

American Century VP Value Portfolio ....      61  $1.28515  to  $1.28515  $    78   5.00%   0.90%  to  0.90%    -4.07% to   -4.07%

Franklin Small Cap Fund Portfolio ......     268  $0.57850  to  $0.58667  $   156  -0.06%   0.20%  to  0.90%   -17.98% to  -17.70%

Prudential SP Alliance Large Cap Growth
Portfolio ..............................      63  $0.74020  to  $0.76675  $    46  -0.18%   0.25%  to  0.90%   -20.94% to  -20.70%

Prudential SP Davis Value Portfolio ....     244  $0.84965  to  $0.87496  $   208  -0.19%   0.25%  to  0.90%    -9.58% to   -9.30%

Prudential SP Small/Mid Cap Value
Portfolio ..............................     192  $0.99309  to  $1.07016  $   204  -0.16%   0.25%  to  0.90%     2.91% to    3.24%

Prudential SP INVESCO Small Company
Growth Portfolio .......................      51  $0.79991  to  $0.79991  $    40  -0.12%   0.25%  to  0.25%   -17.63% to  -17.63%

Janus Aspen Aggressive Growth
Portfolio-Service Shares ...............     111  $0.37094  to  $0.37094  $    41  -0.10%   0.20%  to  0.20%   -18.99% to  -18.99%

Janus Aspen Balanced Portfolio-Service
Shares .................................      76  $0.90486  to  $0.90486  $    69   1.15%   0.20%  to  0.20%    -3.23% to   -3.23%

Prudential SP PIMCO Total Return
Portfolio ..............................     223  $1.05337  to  $1.15606  $   238   2.26%   0.20%  to  0.90%     3.01% to    3.35%

Prudential SP PIMCO High Yield .........      58  $0.97644  to  $0.98184  $    57   6.82%   0.25%  to  0.90%    -3.67% to   -3.37%


                                      A41

Prudential SP Large Cap Value Portfolio       91  $0.89495  to  $0.90026  $    82  -0.12%   0.25%  to  0.90%   -5.81%  to   -5.51%

Prudential SP MFS Capital Opportunities
Portfolio ..............................      26  $0.65456  to  $0.65456  $    17  -0.12%   0.25%  to  0.25%  -19.48%  to  -19.48%

Prudential SP MFS Mid Cap Growth
Portfolio ..............................      80  $0.53729  to  $0.57890  $    43  -0.19%   0.25%  to  0.90%  -39.01%  to  -38.82%

Prudential SP Conservative Asset
Allocation Porfolio ....................      22  $0.95067  to  $0.95067  $    21   0.06%   0.25%  to  0.25%   -5.08%  to   -5.08%

Prudential SP Balanced Asset Allocation      117  $0.91369  to  $0.91369  $   107  -0.11%   0.25%  to  0.25%   -7.13%  to   -7.13%

Prudential SP Growth Asset Allocation ..      96  $0.87696  to  $0.87696  $    84  -0.12%   0.25%  to  0.25%   -9.26%  to   -9.26%

Prudential SP Aggressive Growth Asseto
Allocation .............................      32  $0.84867  to  $0.84867  $    27  -0.12%   0.25%  to  0.25%  -10.12%  to  -10.12%

Prudential SP Deutsche International
Equity .................................      69  $0.82668  to  $0.89914  $    58  -0.16%   0.25%  to  0.90%   -1.65%  to   -1.35%

Janus Aspen International Growth
Portfolio-Service Shares ...............      65  $0.60027  to  $0.60027  $    39    0.37%  0.20%  to  0.20%  -12.10%  to  -12.10%


                                                     At December 31, 2001                For the year ended December 31, 2001
                                          ---------------------------------------- -------------------------------------------------
                                                                                   Invest-
                                                        Unit Fair           Net     ment        Expense                 Total
                                          Units           Value            Assets  Income        Ratio                 Return
                                          (000's)   Lowest to Highes       (000's)  Ratio* Lowest to Highest**  Lowest to Highest***
                                          ------- ----------------------  -------- ------- -------------------  --------------------
Prudential Money Market Portfolio ......   3,851  $1.02864  to  $2.19874  $ 7,981    4.04%  0.20%  to  0.90%    3.17%  to    3.88%

Prudential Diversified Bond Portfolio ..   7,430  $1.03535  to  $3.47473  $25,729    6.10%  0.25%  to  0.90%    6.22%  to    6.38%

Prudential Equity Portfolio ............  20,140  $0.93072  to  $7.32260  $146,420   0.83%  0.25%  to  0.90%  -11.97%  to  -11.62%

Prudential Flexible Managed Portfolio ..  45,115  $0.92720  to  $4.71001  $205,958   3.75%  0.35%  to  0.90%   -6.52%  to   -6.01%

Prudential Conservative Balanced
Portfolio ..............................  26,398  $0.96841  to  $4.00354  $101,515   3.40%  0.40%  to  0.90%   -2.88%  to   -2.41%

Prudential Value Portfolio .............   2,639  $0.93072  to  $7.32260  $13,505    1.57%  0.60%  to  0.90%   -2.95%  to   -2.66%

Prudential High Yield Bond Portfolio ...  14,583  $0.91872  to  $2.24949  $32,793   12.05%  0.25%  to  0.90%   -1.30%  to   -1.03%

Prudential Stock Index Portfolio .......  38,189  $0.80562  to  $4.90359  $92,151    1.08%  0.25%  to  0.90%  -12.83%  to  -12.23%

Prudential Global Portfolio ............  33,174  $0.67974  to  $1.73500  $57,397    0.35%  0.25%  to  0.90%  -18.34%  to  -18.10%

Prudential Jennison Portfolio ..........   8,389  $0.64774  to  $2.40452  $19,499    0.16%  0.25%  to  0.90%  -18.97%  to  -18.73%

T. Rowe Price International Stock
Portfolio ..............................     124  $0.67086  to  $0.67086  $    83    2.32%  0.90%  to  0.90%  -22.91%  to  -22.91%

AIM V.I. Value Fund Portfolio ..........     433  $0.72355  to  $0.82001  $   317    0.13%  0.20%  to  0.90%  -12.74%  to  -12.74%

Janus Aspen Growth Portfolio ...........     648  $0.62457  to  $0.62457  $   405    0.08%  0.90%  to  0.90%  -25.41%  to  -25.41%

MFS Emerging Growth Series Portfolio ...     217  $0.54567  to  $0.74275  $   131    0.00%  0.20%  to  0.90%  -34.07%  to  -34.07%

American Century VP Value Fund
June 29, 2001 ..........................      44  $1.34339  to  $1.34339  $    60    0.00%  0.90%  to  0.90%    3.68%  to    3.68%

Franklin Small Cap Fund Portfolio ......     203  $0.70289  to  $0.71530  $   144    0.45%  0.20%  to  0.90%  -16.00%  to  -16.00%


                                      A42

Prudential SP Alliance Large Cap Growth
Portfolio February 12, 2001 ............       7  $0.93088  to  $0.96725  $     7    0.00%  0.25%  to  0.90%   -8.20%  to   -8.20%

Prudential SP Davis Value
Portfolio February 12, 2001 ............      33  $0.93883  to  $0.96984  $    32    0.48%  0.25%  to  0.90%   -6.12%  to   -6.12%

Prudential SP Small/Mid Cap Value
Portfolio February 12, 2001 ............      15  $0.97015  to  $1.04214  $    15    1.19%  0.25%  to  0.90%    3.84%  to    3.84%

Prudential SP INVESCO Small Company
Growth February 12, 2001 ...............       1  $0.97681  to  $0.97681  $     1    0.00%  0.25%  to  0.25%   -1.90%  to   -1.90%

Janus Aspen Aggressive Growth
Portfolio-Service Shares June 29, 2001 .      58  $0.46024  to  $0.46024  $    27    0.00%  0.20%  to  0.20%  -17.80%  to  -17.80%

Janus Aspen Balanced Portfolio-Service
Shares June 29, 2001 ...................      42  $0.93075  to  $0.93075  $    40    2.80%  0.20%  to  0.20%   -1.48%  to   -1.48%

Prudential SP PIMCO Total Return
Portfolio August 6, 2001 ...............      30  $1.02645  to  $1.12277  $    31    4.10%  0.20%  to  0.90%    8.40%  to    8.40%

Prudential SP PIMCO High Yield
Portfolio August 6, 2001 ...............      10  $1.01365  to  $1.01611  $    10   10.70%  0.25%  to  0.90%    1.27%  to    1.51%

Prudential SP Large Cap Value
August 6, 2001 .........................       1  $0.95177  to  $0.95177  $     1    0.06%  0.25%  to  0.25%   -4.05%  to   -4.05%

Prudential SP MFS Capital Opportunities
February 12, 2001 ......................       1  $0.81172  to  $0.81172  $     0    0.77%  0.25%  to  0.25%  -19.57%  to  -19.57%

Prudential SP MFS Mid Cap Growth
Portfolio February 12, 2001 ............       6  $0.87586  to  $0.94666  $     6    0.00%  0.25%  to  0.90%  -12.01%  to  -12.01%

Prudential SP Conservative Asset
Allocation Porfolio August 6, 2001 .....       0  $1.00256  to  $1.00256  $     0    8.40%  0.25%  to  0.25%    0.66%  to    0.66%

Prudential SP Balanced Asset
Allocation August 6, 2001 ..............       0  $0.98498  to  $0.98498  $     0    0.00%  0.25%  to  0.25%   -0.97%  to   -0.97%

Prudential SP Growth Asset Allocation
August 6, 2001 .........................       1  $0.96529  to  $0.96529  $     1    0.00%  0.25%  to  0.25%   -2.79%  to   -2.79%

Prudential SP Deutsche International
Equity February 12, 2001 ...............       6  $0.83687  to  $0.91304  $     5    0.00%  0.25%  to  0.90%  -16.41%  to  -16.41%

Janus Aspen International Growth
Portfolio-Service Shares June 29, 2001 .      36  $0.68406  to  $0.68406  $    25    1.11%  0.20%  to  0.20%   -9.43%  to   -9.43%

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six months ended June 30, 2002, for the year ended December 31, 2001 or from the effective date of the subaccount through the end of the reporting period. Investment options with a date notation indicate the effective date of that investment option in the Account. Product designs within a subaccount with an effective date later than the beginning of the period were excluded from the range of total returns.


                                      A43


                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF NET ASSETS
December 31, 2001

                                                                                          SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                          Prudential      Prudential                      Prudential     Prudential
                                                             Money        Diversified     Prudential       Flexible     Conservative
                                                            Market           Bond           Equity          Managed       Balanced
                                                           Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                                         ------------   -------------   -------------   -------------  -------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered funds,
    at net asset value [Note 3] ......................   $  7,981,122   $  25,729,790   $ 146,419,642   $ 205,957,982  $ 101,514,906
                                                         ------------   -------------   -------------   -------------  -------------
  Net Assets .........................................   $  7,981,122   $  25,729,790   $ 146,419,642   $ 205,957,982  $ 101,514,906
                                                         ============   =============   =============   =============  =============
NET ASSETS, representing:
  Accumulation units [Note 9] ........................   $  7,981,122   $  25,729,790   $ 146,419,642   $ 205,957,982  $ 101,514,906
                                                         ------------   -------------   -------------   -------------  -------------
                                                         $  7,981,122   $  25,729,790   $ 146,419,642   $ 205,957,982  $ 101,514,906
                                                         ============   =============   =============   =============  =============
  Units outstanding ..................................      3,851,492       7,429,898      20,140,307      45,114,814     26,398,112
                                                         ============   =============   =============   =============  =============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A44


                                           SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------
  Prudential                                                                    T. Rowe Price
  High Yield      Prudential      Prudential      Prudential      Prudential    International      AIM V.I.
     Bond         Stock Index        Value          Global         Jennison          Stock           Value
   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio         Fund
-------------   -------------   -------------   -------------   -------------   -------------   -------------



$  32,793,243   $  92,150,788   $  13,504,837   $  57,396,780   $  19,499,321   $      83,418   $     317,423
-------------   -------------   -------------   -------------   -------------   -------------   -------------
$  32,793,243   $  92,150,788   $  13,504,837   $  57,396,780   $  19,499,321   $      83,418   $     317,423
=============   =============   =============   =============   =============   =============   =============

$  32,793,243   $  92,150,788   $  13,504,837   $  57,396,780   $  19,499,321   $      83,418   $     317,423
-------------   -------------   -------------   -------------   -------------   -------------   -------------
$  32,793,243   $  92,150,788   $  13,504,837   $  57,396,780   $  19,499,321   $      83,418   $     317,423
=============   =============   =============   =============   =============   =============   =============
   14,583,273      38,188,985       2,639,394      33,173,812       8,388,864         124,345         432,628
=============   =============   =============   =============   =============   =============   =============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A45


                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
             PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2001

                                                                                     SUBACCOUNTS
                                                        ----------------------------------------------------------------------------

                                                                            MFS                                         Prudential
                                                            Janus        Emerging        American                       SP Alliance
                                                            Aspen         Growth          Century        Franklin        Large Cap
                                                           Growth         Series         VP Value        Small Cap        Growth
                                                          Portfolio      Portfolio         Fund            Fund          Portfolio
                                                        ------------   -------------   -------------   -------------   -------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered funds,
    at net asset value [Note 3] ............ .........  $    404,665   $     130,698   $      59,547   $     144,449   $       6,650
                                                        ------------   -------------   -------------   -------------   -------------
  Net Assets .........................................  $    404,665   $     130,698   $      59,547   $     144,449   $       6,650
                                                        ============   =============   =============   =============   =============
NET ASSETS, representing:
  Accumulation units [Note 9] ........................  $    404,665   $     130,698   $      59,547   $     144,449   $       6,650
                                                        ------------   -------------   -------------   -------------   -------------
                                                        $    404,665   $     130,698   $      59,547   $     144,449   $       6,650
                                                        ============   =============   =============   =============   =============
  Units outstanding ..................................       647,910         217,113          44,326         203,031           6,897
                                                        ============   =============   =============   =============   =============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A46


                                                             SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------
                                 Prudential
                                 SP INVESCO                                                                      Janus Aspen
 Prudential      Prudential         Small        Janus Aspen     Janus Aspen     Prudential      Prudential     International
  SP Davis      SP Small/Mid       Company    Aggressive Growth   Balanced       SP PIMCO        SP PIMCO         Growth
    Value         Cap Value        Growth         Portfolio       Portfolio     Total Return     High Yield       Portfolio
  Portfolio       Portfolio       Portfolio     Service Shares  Service Shares    Portfolio       Portfolio     Service Shares
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------



$      32,256   $      14,750   $       1,325   $      26,851   $      39,580   $      31,427   $       9,929   $      24,547
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$      32,256   $      14,750   $       1,325   $      26,851   $      39,580   $      31,427   $       9,929   $      24,547
=============   =============   =============   =============   =============   =============   =============   =============

$      32,256   $      14,750   $       1,325   $      26,851   $      39,580   $      31,427   $       9,929   $      24,547
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$      32,256   $      14,750   $       1,325   $      26,851   $      39,580   $      31,427   $       9,929   $      24,547
=============   =============   =============   =============   =============   =============   =============   =============
       33,445          14,971           1,356          58,341          42,239          29,749           9,795          35,884
=============   =============   =============   =============   =============   =============   =============   =============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A47


                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
             PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 2001, 2000 and 1999

                                                                                 SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                                            Prudential                                   Prudential
                                                           Money Market                               Diversified Bond
                                                            Portfolio                                    Portfolio
                                            ------------------------------------------   ------------------------------------------
                                             01/01/2001     01/01/2000     01/01/1999     01/01/2001     01/01/2000     01/01/1999
                                                 to             to             to             to             to             to
                                             12/31/2001     12/31/2000     12/31/1999     12/31/2001     12/31/2000     12/31/1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Dividend income ........................  $    311,620   $    440,102   $    362,423   $  1,551,331   $  1,453,002   $          0
                                            ------------   ------------   ------------   ------------   ------------   ------------
EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Note 4A] ............................        45,910         43,718         44,562        151,840        139,022        144,104
  Reimbursement for excess expenses
    [Note 4D] ............................        (2,325)        (2,905)        (1,825)       (10,110)       (11,804)        (6,334)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET EXPENSES .............................        43,585         40,813         42,737        141,730        127,218        137,770
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS) .............       268,035        399,289        319,686      1,409,601      1,325,784       (137,770)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received ...             0              0              0              0          2,919         67,535
  Realized gain (loss) on shares redeemed              0              0              0        105,815         53,547         41,756
  Net change in unrealized gain (loss)
    on investments .......................             0              0              0         24,833        665,982       (295,317)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS ...........             0              0              0        130,648        722,448       (186,026)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .............................  $    268,035   $    399,289   $    319,686   $  1,540,249   $  2,048,232   $   (323,796)
                                            ============   ============   ============   ============   ============   ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A48


                                                                    SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
                Prudential                                 Prudential                                    Prudential
                  Equity                                Flexible Managed                            Conservative Balanced
                Portfolio                                  Portfolio                                     Portfolio
-----------------------------------------   ------------------------------------------   ------------------------------------------
 01/01/2001     01/01/2000    01/01/1999     01/01/2001     01/01/2000     01/01/1999     01/01/2001     01/01/2000     01/01/1999
     to             to            to             to             to             to             to             to             to
 12/31/2001     12/31/2000    12/31/1999     12/31/2001     12/31/2000     12/31/1999     12/31/2001     12/31/2000     12/31/1999
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------

$  1,282,928   $  3,310,665  $  3,250,226   $  7,986,177   $  8,423,889   $     11,143   $  3,518,834   $  4,041,954   $  4,689,573
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------



     927,931      1,052,093     1,150,889      1,309,601      1,448,957      1,509,261        644,366        693,384        718,530

    (152,606)      (165,294)     (158,561)      (490,928)      (539,155)      (544,224)      (177,587)      (202,407)      (190,933)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------
     775,325        886,799       992,328        818,673        909,802        965,037        466,779        490,977        527,597
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------
     507,603      2,423,866     2,257,898      7,167,504      7,514,087       (953,894)     3,052,055      3,550,977      4,161,976
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------


   8,232,241     28,254,310    22,859,279      3,084,677      3,321,644      2,827,339      1,082,007        823,803        658,398
    (276,033)     5,712,248     5,681,025       (359,305)     1,182,171      1,322,321        (22,178)       573,190        787,439

 (28,252,361)   (31,851,882)   (9,060,032)   (23,428,493)   (16,361,667)    14,382,751     (6,728,564)    (5,935,872)     1,388,838
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------
 (20,296,153)     2,114,676    19,480,272    (20,703,121)   (11,857,852)    18,532,411     (5,668,735)    (4,538,879)     2,834,675
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------


$(19,788,550)  $  4,538,542  $ 21,738,170   $(13,535,617)  $ (4,343,765)  $ 17,578,517   $ (2,616,680)  $   (987,902)  $  6,996,651
============   ============  ============   ============   ============   ============   ============   ============   ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A49


                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 2001, 2000 and 1999

                                                                                   SUBACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                                             Prudential                                   Prudential
                                                          High Yield Bond                                Stock Index
                                                             Portfolio                                    Portfolio
                                             ------------------------------------------   ------------------------------------------
                                              01/01/2001     01/01/2000     01/01/1999     01/01/2001     01/01/2000     01/01/1999
                                                  to             to             to             to             to             to
                                              12/31/2001     12/31/2000     12/31/1999     12/31/2001     12/31/2000     12/31/1999
                                             ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Dividend income ........................   $  3,949,700   $  3,549,924   $     85,549   $    935,452   $    761,936   $    767,914
                                             ------------   ------------   ------------   ------------   ------------   ------------
EXPENSES
  Charges to contract owners for assuming
  mortality risk and expense risk
    [Note 4A] ............................        195,440        182,255        193,583        479,993        521,945        443,707
  Reimbursement for excess expenses
    [Note 4D] ............................              0              0              0              0              0              0
                                             ------------   ------------   ------------   ------------   ------------   ------------
NET EXPENSES .............................        195,440        182,255        193,583        479,993        521,945        443,707
                                             ------------   ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS) .............      3,754,260      3,367,669       (108,034)       455,459        239,991        324,207
                                             ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received ...              0              0              0      5,402,695      3,072,410        976,749
  Realized gain (loss) on shares redeemed        (129,005)      (102,471)      (217,380)       242,550        618,918      4,605,818
  Net change in unrealized gain (loss)
    on investments .......................     (4,326,984)    (5,925,033)     1,589,321    (17,922,602)   (13,317,734)     8,162,150
                                             ------------   ------------   ------------   ------------   ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS ...........     (4,455,989)    (6,027,504)     1,371,941    (12,277,357)    (9,626,406)    13,744,717
                                             ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .............................   $   (701,729)  $ (2,659,835)  $  1,263,907   $(11,821,898)  $ (9,386,415)  $ 14,068,924
                                             ============   ============   ============   ============   ============   ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A50


                                                     SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
                Prudential                                  Prudential                                   Prudential
                  Value                                      Global                                      Jennison
                Portfolio                                   Portfolio                                    Portfolio
-----------------------------------------   ------------------------------------------   ------------------------------------------
 01/01/2001     01/01/2000    01/01/1999     01/01/2001     01/01/2000     01/01/1999     01/01/2001     01/01/2000     01/01/1999
     to             to            to             to             to             to             to             to             to
 12/31/2001     12/31/2000    12/31/1999     12/31/2001     12/31/2000     12/31/1999     12/31/2001     12/31/2000     12/31/1999
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    214,768   $    255,532  $    273,914   $    215,564   $    589,378   $    295,800   $     35,503   $     21,894   $     22,451
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------



      80,796         67,287        71,439        370,495        491,115        411,889        132,894        197,538         81,659

           0              0             0              0              0              0              0              0              0
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------
      80,796         67,287        71,439        370,495        491,115        411,889        132,894        197,538         81,659
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------
     133,972        188,245       202,475       (154,931)        98,263       (116,089)       (97,391)      (175,644)       (59,208)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,268,282        894,397     1,332,460     14,209,672      5,399,070        518,662        210,333      4,317,956        970,020
     472,503         19,473       244,341       (137,203)       546,962      1,889,924     (2,463,081)        22,827        108,823

  (1,776,579)       524,291      (422,725)   (26,692,302)   (21,942,646)    25,916,670     (3,214,381)   (11,283,218)     4,732,816
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (35,794)     1,438,161     1,154,076    (12,619,833)   (15,996,614)    28,325,256     (5,467,129)    (6,942,435)     5,811,659
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------   ------------


$     98,178   $  1,626,406  $  1,356,551   $(12,774,764)  $(15,898,351)  $ 28,209,167   $ (5,564,520)  $ (7,118,079)  $  5,752,451
============   ============  ============   ============   ============   ============   ============   ============   ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A51


                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 2001, 2000 and 1999

                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------


                                                   T. Rowe Price                     AIM                          Janus
                                                International Stock               V.I. Value                    Aspen Growth
                                                     Portfolio                       Fund                        Portfolio
                                            ---------------------------   ---------------------------   ---------------------------
                                             01/01/2001    05/01/2000*     01/01/2001    05/01/2000*     01/01/2001    05/01/2000*
                                                 to             to             to             to             to             to
                                             12/31/2001     12/31/2000     12/31/2001     12/31/2000     12/31/2001     12/31/2000
                                            ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Dividend income ........................  $      1,781   $         27   $        422   $        404   $        276   $         14
                                            ------------   ------------   ------------   ------------   ------------   ------------
EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Note 4A] ............................           685             15          2,667            956          3,147             17
  Reimbursement for excess expenses
    [Note 4D] ............................             0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET EXPENSES .............................           685             15          2,667            956          3,147             17
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS) .............         1,096             12         (2,245)          (552)        (2,871)            (3)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received ...             0            130          6,409         14,073            758              0
  Realized gain (loss) on shares redeemed           (705)          (789)        (4,794)          (478)        (4,405)           (17)
  Net change in unrealized gain (loss)
    on investments .......................       (20,517)          (265)       (42,641)       (78,145)      (115,101)        (1,353)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS ...........       (21,222)          (924)       (41,026)       (64,550)      (118,748)        (1,370)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .............................  $    (20,126)  $       (912)  $    (43,271)  $    (65,102)  $   (121,619)  $     (1,373)
                                            ============   ============   ============   ============   ============   ============

* Date subaccounts became available (Note 1)



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A52


                                              SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------------
                                                                           Prudential                    Prudential
                                American                                   SP Alliance    Prudential      SP Small/
           MFS                 Century VP             Franklin              Large Cap      SP Davis        Mid Cap
     Emerging Growth             Value                Small Cap              Growth         Value          Value
     Series Portfolio            Fund                   Fund                Portfolio      Portfolio      Portfolio
---------------------------   ------------   ---------------------------   ------------   ------------   ------------
 01/01/2001    05/01/2000*    06/29/2001*     01/01/2001    10/16/2000*    02/12/2001*    02/12/2001*    02/12/2001*
     to             to             to             to             to             to             to             to
 12/31/2001     12/31/2000     12/31/2001     12/31/2001     12/31/2000     12/31/2001     12/31/2001     12/31/2001
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$          0   $          0   $          0   $        497   $          0   $          0   $         32   $         11
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------



         646            156            117            813             57              3             24              3

           0              0              0              0              0              0              0              0
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         646            156            117            813             57              3             24              3
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (646)          (156)          (117)          (316)           (57)            (3)             8              8
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       5,520              0              0              0              0              0              0              0
      (6,878)          (390)            25         (2,055)           (50)             0              1              0

     (21,850)       (14,321)         5,663        (10,713)        (2,730)            94            897            121
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (23,208)       (14,711)         5,688        (12,768)        (2,780)            94            898            121
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


$    (23,854)  $    (14,867)  $      5,571   $    (13,084)  $     (2,837)  $         91   $        906   $        129
============   ============   ============   ============   ============   ============   ============   ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A53


                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
             PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF OPERATIONS
For the years ended December 31, 2001, 2000 and 1999

                                                                                 SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
                                             Prudential
                                             SP INVESCO    Janus Aspen                                                 Janus Aspen
                                               Small        Aggressive    Janus Aspen     Prudential    Prudential    International
                                              Company         Growth        Balanced       SP PIMCO      SP PIMCO        Growth
                                               Growth       Portfolio      Portfolio     Total Return   High Yield     Portfolio
                                             Portfolio   Service Shares  Service Shares   Portfolio      Portfolio   Service Shares
                                            ----------     ----------     ----------     ----------     ----------     ----------
                                            02/12/2001*    06/29/2001*    06/29/2001*    08/06/2001*    08/06/2001*    06/29/2001*
                                                 to             to             to             to             to             to
                                             12/31/2001     12/31/2001     12/31/2001     12/31/2001     12/31/2001     12/31/2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
INVESTMENT INCOME
  Dividend income ........................  $        0     $        0     $      594     $      377     $      157     $      143
                                            ----------     ----------     ----------     ----------     ----------     ----------
EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Note 4A] ............................           0             31             42             24              5             25
  Reimbursement for excess expenses
    [Note 4D] ............................           0              0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------     ----------
NET EXPENSES .............................           0             31             42             24              5             25
                                            ----------     ----------     ----------     ----------     ----------     ----------
NET INVESTMENT INCOME (LOSS) .............           0            (31)           552            353            152            118
                                            ----------     ----------     ----------     ----------     ----------     ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received ...           0              0              0            602              0              0
  Realized gain (loss) on shares redeemed            0           (177)           (65)            58              0           (457)
  Net change in unrealized gain (loss)
    on investments .......................          16         (1,557)            83           (729)          (135)          (825)
                                            ----------     ----------     ----------     ----------     ----------     ----------
NET GAIN (LOSS) ON INVESTMENTS ...........          16         (1,734)            18            (69)          (135)        (1,282)
                                            ----------     ----------     ----------     ----------     ----------     ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .............................  $       16     $   (1,765)    $      570     $      284     $       17     $   (1,164)
                                            ==========     ==========     ==========     ==========     ==========     ==========

* Date subaccounts became available



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A54


                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2001, 2000 and 1999

                                                                                  SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
                                                             Prudential                                  Prudential
                                                            Money Market                              Diversified Bond
                                                             Portfolio                                   Portfolio
                                            ------------------------------------------   -----------------------------------------
                                             01/01/2001     01/01/2000     01/01/1999     01/01/2001     01/01/2000     01/01/1999
                                                 to             to             to             to             to             to
                                             12/31/2001     12/31/2000     12/31/1999     12/31/2001     12/31/2000     12/31/1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS
  Net investment income (loss) ...........  $    268,035   $    399,289   $    319,686   $  1,409,601   $  1,325,784   $   (137,770)
  Capital gains distributions received ...             0              0              0              0          2,919         67,535
  Realized gain (loss) on shares
    Redeemed .............................             0              0              0        105,815         53,547         41,756
  Net change in unrealized gain (loss)
    on investments .......................             0              0              0         24,833        665,982       (295,317)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .............................       268,035        399,289        319,686      1,540,249      2,048,232       (323,796)
                                            ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ............    22,330,932      1,417,335         18,255      1,033,234        949,512        485,236
  Policy Loans ...........................      (119,774)      (451,268)      (182,692)      (600,783)      (823,629)      (553,832)
  Policy Loan Repayments and Interest ....       145,830        114,450        204,337        397,828        412,241        509,659
  Surrenders, Withdrawals and Death
    Benefits .............................      (373,531)      (530,444)      (433,849)      (793,289)      (794,828)    (1,188,933)
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option .....   (21,357,864)      (748,090)       252,166        264,320       (105,737)      (351,534)
  Withdrawal and Other Charges ...........      (299,681)      (234,773)      (231,397)      (600,202)      (535,298)      (571,355)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .....................       325,912       (432,790)      (373,180)      (298,892)      (897,739)    (1,670,759)
                                            ------------   ------------   ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS .............................       593,947        (33,501)       (53,494)     1,241,357      1,150,493     (1,994,555)

NET ASSETS
  Beginning of year ......................     7,387,175      7,420,676      7,474,170     24,488,433     23,337,940     25,332,495
                                            ------------   ------------   ------------   ------------   ------------   ------------
  End of year ............................  $  7,981,122   $  7,387,175   $  7,420,676   $ 25,729,790   $ 24,488,433   $ 23,337,940
                                            ============   ============   ============   ============   ============   ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                      A55



                                                     SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------------
                Prudential                                  Prudential                                   Prudential
                  Equity                                 Flexible Managed                         Conservative Balanced
                Portfolio                                   Portfolio                                    Portfolio
-----------------------------------------  ------------------------------------------   ------------------------------------------
 01/01/2001     01/01/2000     01/01/1999    01/01/2001     01/01/2000     01/01/1999     01/01/2001     01/01/2000     01/01/1999
     to             to             to            to             to             to             to             to             to
 12/31/2001     12/31/2000     12/31/1999    12/31/2001     12/31/2000     12/31/1999     12/31/2001     12/31/2000     12/31/1999
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

$    507,603   $  2,423,866   $  2,257,898  $  7,167,504   $  7,514,087   $   (953,894)  $  3,052,055   $  3,550,977   $  4,161,976
   8,232,241     28,254,310     22,859,279     3,084,677      3,321,644      2,827,339      1,082,007        823,803        658,398

    (276,033)     5,712,248      5,681,025      (359,305)     1,182,171      1,322,321        (22,178)       573,190        787,439

 (28,252,361)   (31,851,882)    (9,060,032)  (23,428,493)   (16,361,667)    14,382,751     (6,728,564)    (5,935,872)     1,388,838
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


 (19,788,550)     4,538,542     21,738,170   (13,535,617)    (4,343,765)    17,578,517     (2,616,680)      (987,902)     6,996,651
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

   7,170,174      6,903,314        484,980    14,979,604     14,061,606      4,963,270      7,421,780      7,155,408      2,955,315
  (4,223,901)    (5,748,041)    (5,865,015)   (5,716,384)    (6,167,119)    (7,384,636)    (2,385,300)    (2,686,924)    (2,889,851)
   4,514,428      4,060,348      5,452,661     5,732,813      5,589,669      7,010,849      2,372,140      2,275,856      2,927,288

  (8,325,637)    (7,764,547)    (7,992,313)  (12,388,245)   (12,338,277)   (10,727,647)    (5,670,009)    (5,277,744)    (5,619,206)

    (811,488)   (18,619,709)    (3,629,986)   (1,302,894)    (7,239,375)    (4,161,991)      (495,252)    (3,856,084)    (2,179,539)
  (4,653,648)    (4,763,451)    (5,119,578)   (8,718,191)    (9,108,467)    (9,811,225)    (4,483,120)    (4,635,229)    (4,974,621)
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


  (6,330,072)   (25,932,086)   (16,669,251)   (7,413,297)   (15,201,963)   (20,111,380)    (3,239,761)    (7,024,717)    (9,780,614)
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

 (26,118,622)   (21,393,544)     5,068,919   (20,948,914)   (19,545,728)    (2,532,863)    (5,856,441)    (8,012,619)    (2,783,963)


 172,538,264    193,931,808    188,862,889   226,906,896    246,452,624    248,985,487    107,371,347    115,383,966    118,167,929
------------   ------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$146,419,642   $172,538,264   $193,931,808  $205,957,982   $226,906,896   $246,452,624   $101,514,906   $107,371,347   $115,383,966
============   ============   ============  ============   ============   ============   ============   ============   ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A56


                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2001, 2000 and 1999

                                                                                   SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                                            Prudential                                   Prudential
                                                          High Yield Bond                               Stock Index
                                                             Portfolio                                   Portfolio
                                            ------------------------------------------   ------------------------------------------
                                             01/01/2001     01/01/2000     01/01/1999     01/01/2001     01/01/2000     01/01/1999
                                                 to             to             to             to             to             to
                                             12/31/2001     12/31/2000     12/31/1999     12/31/2001     12/31/2000     12/31/1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS
  Net investment income (loss) ...........  $  3,754,260   $  3,367,669   $   (108,034)  $    455,459   $    239,991   $    324,207
  Capital gains distributions received ...             0              0              0      5,402,695      3,072,410        976,749
  Realized gain (loss) on shares
    redeemed .............................      (129,005)      (102,471)      (217,380)       242,550        618,918      4,605,818
  Net change in unrealized gain (loss)
    on investments .......................    (4,326,984)    (5,925,033)     1,589,321    (17,922,602)   (13,317,734)     8,162,150
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .............................      (701,729)    (2,659,835)     1,263,907    (11,821,898)    (9,386,415)    14,068,924
                                            ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ............       777,492        357,729        247,400      1,305,448      1,662,388        836,738
  Policy Loans ...........................      (178,056)      (118,636)      (145,200)      (894,245)    (1,030,955)      (768,138)
  Policy Loan Repayments and Interest ....       172,178        104,423        288,800        739,154        557,262        641,476
  Surrenders, Withdrawals and Death
    Benefits .............................      (282,162)      (446,020)      (164,918)    (1,030,476)    (1,876,277)    (1,093,052)
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option .....     4,861,724       (618,028)    (3,734,139)    16,553,115     14,910,332     (6,699,608)
  Withdrawal and Other Charges ...........      (289,706)      (283,224)      (332,102)      (994,900)      (944,712)      (876,437)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .....................     5,061,470     (1,003,756)    (3,840,159)    15,678,096     13,278,038     (7,959,021)
                                            ------------   ------------   ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS .............................     4,359,741     (3,663,591)    (2,576,252)     3,856,198      3,891,623      6,109,903

NET ASSETS
  Beginning of year ......................    28,433,502     32,097,093     34,673,345     88,294,590     84,402,967     78,293,064
                                            ------------   ------------   ------------   ------------   ------------   ------------
  End of year ............................  $ 32,793,243   $ 28,433,502   $ 32,097,093   $ 92,150,788   $ 88,294,590   $ 84,402,967
                                            ============   ============   ============   ============   ============   ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                      A57


                                                      SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
                 Prudential                                  Prudential                                 Prudential
                   Value                                       Global                                    Jennison
                 Portfolio                                   Portfolio                                   Portfolio
------------------------------------------   ------------------------------------------  ------------------------------------------
 01/01/2001     01/01/2000     01/01/1999     01/01/2001     01/01/2000     01/01/1999    01/01/2001     01/01/2000     01/01/1999
     to             to             to             to             to             to            to             to             to
 12/31/2001     12/31/2000     12/31/1999     12/31/2001     12/31/2000     12/31/1999    12/31/2001     12/31/2000     12/31/1999
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------   ------------

$    133,972   $    188,245   $    202,475   $   (154,931)  $     98,263   $   (116,089) $    (97,391)  $   (175,644)  $    (59,208)
   1,268,282        894,397      1,332,460     14,209,672      5,399,070        518,662       210,333      4,317,956        970,020

     472,503         19,473        244,341       (137,203)       546,962      1,889,924    (2,463,081)        22,827        108,823

  (1,776,579)       524,291       (422,725)   (26,692,302)   (21,942,646)    25,916,670    (3,214,381)   (11,283,218)     4,732,816
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------   ------------


      98,178      1,626,406      1,356,551    (12,774,764)   (15,898,351)    28,209,167    (5,564,520)    (7,118,079)     5,752,451
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------   ------------

     616,561        547,515         93,369        472,779        (36,670)    (1,977,776)    2,438,873      1,004,701        918,991
    (252,264)      (231,609)      (299,074)      (202,114)      (228,803)      (156,604)     (699,421)      (876,131)      (541,040)
     288,339        194,515        310,105        181,082        142,448        170,944       494,070        501,862        423,520

    (501,908)      (320,926)      (501,214)      (346,712)      (747,884)       (19,903)   (1,202,046)      (825,690)      (548,558)

     717,608       (492,258)      (548,343)      (102,232)     3,209,197     (5,578,438)   (5,759,410)    13,062,339     12,249,824
    (372,741)      (305,866)      (331,274)      (487,951)      (517,820)      (418,808)     (687,525)      (646,100)      (318,494)
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------   ------------


     495,595       (608,629)    (1,276,431)      (485,148)     1,820,468     (7,980,585)   (5,415,459)    12,220,981     12,184,243
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------   ------------

     593,773      1,017,777         80,120    (13,259,912)   (14,077,883)    20,228,582   (10,979,979)     5,102,902     17,936,694


  12,911,064     11,893,287     11,813,167     70,656,692     84,734,575     64,505,993    30,479,300     25,376,398      7,439,704
------------   ------------   ------------   ------------   ------------   ------------  ------------   ------------   ------------
$ 13,504,837   $ 12,911,064   $ 11,893,287   $ 57,396,780   $ 70,656,692   $ 84,734,575  $ 19,499,321   $ 30,479,300   $ 25,376,398
============   ============   ============   ============   ============   ============  ============   ============   ============



SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A58


                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2001, 2000 and 1999

                                                                                 SUBACCOUNTS
                                           ---------------------------------------------------------------------------------------


                                                  T. Rowe Price                     AIM                          Janus
                                               International Stock               V.I. Value                    Aspen Growth
                                                    Portfolio                       Fund                        Portfolio
                                           ---------------------------   ---------------------------   ---------------------------
                                            01/01/2001    05/01/2000*     01/01/2001    05/01/2000*     01/01/2001    05/01/2000*
                                                to             to             to             to             to             to
                                            12/31/2001     12/31/2000     12/31/2001     12/31/2000     12/31/2001     12/31/2000
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS
  Net investment income (loss) ...........  $      1,096   $         12   $     (2,245)  $       (552)  $     (2,871)  $         (3)
  Capital gains distributions received ...             0            130          6,409         14,073            758              0
  Realized gain (loss) on shares
    redeemed .............................          (705)          (789)        (4,794)          (478)        (4,405)           (17)
  Net change in unrealized gain (loss)
    on investments .......................       (20,517)          (265)       (42,641)       (78,145)      (115,101)        (1,353)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .............................       (20,126)          (912)       (43,271)       (65,102)      (121,619)        (1,373)
                                            ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ............         6,484             54         22,187              6         75,202          4,423
  Policy Loans ...........................             0              0              0              0              0              0
  Policy Loan Repayments and Interest ....             0              0              0              0              0              0
  Surrenders, Withdrawals and Death
    Benefits .............................             0              0         (1,044)             0              0              0
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option .....        94,201          6,692         28,423        384,483        448,073         15,791
  Withdrawal and Other Charges ...........        (2,808)          (167)        (6,414)        (1,845)       (15,554)          (278)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .....................        97,877          6,579         43,152        382,644        507,721         19,936
                                            ------------   ------------   ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS .............................        77,751          5,667           (119)       317,542        386,102         18,563

NET ASSETS
  Beginning of year ......................         5,667              0        317,542              0         18,563              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
  End of year ............................  $     83,418   $      5,667   $    317,423   $    317,542   $    404,665   $     18,563
                                            ============   ============   ============   ============   ============   ============

* Date subaccounts became available (Note 1)



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A59


                                              SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------------
                                                                           Prudential                    Prudential
                                American                                   SP Alliance    Prudential      SP Small/
           MFS                 Century VP             Franklin              Large Cap      SP Davis        Mid Cap
     Emerging Growth             Value                Small Cap              Growth         Value          Value
     Series Portfolio            Fund                   Fund                Portfolio      Portfolio      Portfolio
---------------------------   ------------   ---------------------------   ------------   ------------   ------------
 01/01/2001    05/01/2000*    06/29/2001*     01/01/2001    10/16/2000*    02/12/2001*    02/12/2001*    02/12/2001*
     to             to             to             to             to             to             to             to
 12/31/2001     12/31/2000     12/31/2001     12/31/2001     12/31/2000     12/31/2001     12/31/2001     12/31/2001
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


$       (646)  $       (156)  $       (117)  $       (316)  $        (57)  $         (3)  $          8   $          8
       5,520              0              0              0              0              0              0              0

      (6,878)          (390)            25         (2,055)           (50)             0              1              0

     (21,850)       (14,321)         5,663        (10,713)        (2,730)            94            897            121
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (23,854)       (14,867)         5,571        (13,084)        (2,837)            91            906            129
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      64,303             25              0         25,199            (51)           287            546            507
           0              0              0              0              0              0              0              0
           0              0              0              0              0              0              0              0

        (654)             0              0           (728)             0              0              0              0

      41,065         70,208         54,647        127,202         15,638          6,389         31,057         14,339
      (4,733)          (795)          (671)        (6,513)          (377)          (117)          (253)          (225)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      99,981         69,438         53,976        145,160         15,210          6,559         31,350         14,621
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      76,127         54,571         59,547        132,076         12,373          6,650         32,256         14,750

      54,571              0              0         12,373              0              0              0              0
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    130,698   $     54,571   $     59,547   $    144,449   $     12,373   $      6,650   $     32,256   $     14,750
============   ============   ============   ============   ============   ============   ============   ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A60


                             FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
             PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2001, 2000 and 1999

                                                                                 SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
                                             Prudential
                                             SP INVESCO    Janus Aspen                                                 Janus Aspen
                                               Small        Aggressive    Janus Aspen     Prudential     Prudential    International
                                              Company         Growth        Balanced       SP PIMCO       SP PIMCO        Growth
                                               Growth       Portfolio      Portfolio     Total Return    High Yield     Portfolio
                                             Portfolio   Service Shares  Service Shares   Portfolio   Service Shares  Service Shares
                                            -----------    -----------    -----------    -----------    -----------    -----------
                                            02/12/2001*    06/29/2001*    06/29/2001*    08/06/2001*    08/06/2001*    06/29/2001*
                                                 to             to             to             to             to             to
                                             12/31/2001     12/31/2001     12/31/2001     12/31/2001     12/31/2001     12/31/2001
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS
  Net investment income (loss) ...........   $        0     $      (31)    $      552     $      353     $      152     $      118
  Capital gains distributions received ...            0              0              0            602              0              0
  Realized gain (loss) on shares
    redeemed .............................            0           (177)           (65)            58              0           (457)
  Net change in unrealized gain (loss)
    on investments .......................           16         (1,557)            83           (729)          (135)          (825)
                                             ----------     ----------     ----------     ----------     ----------     ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .............................           16         (1,765)           570            284             17         (1,164)
                                             ----------     ----------     ----------     ----------     ----------     ----------
CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ............           19         11,700         16,206          3,259             82          9,697
  Policy Loans ...........................            0              0              0              0              0              0
  Policy Loan Repayments and Interest ....            0              0              0              0              0              0
  Surrenders, Withdrawals and Death
    Benefits .............................            0              0              0              0              0              0
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option .....        1,297         17,397         23,442         28,317          9,964         16,400
  Withdrawal and Other Charges ...........           (7)          (481)          (638)          (433)          (134)          (386)
                                             ----------     ----------     ----------     ----------     ----------     ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .....................        1,309         28,616         39,010         31,143          9,912         25,711
                                             ----------     ----------     ----------     ----------     ----------     ----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS .............................        1,325         26,851         39,580         31,427          9,929         24,547

NET ASSETS
  Beginning of year ......................            0              0              0              0              0              0
                                             ----------     ----------     ----------     ----------     ----------     ----------
  End of year ............................   $    1,325     $   26,851     $   39,580     $   31,427     $    9,929     $   24,547
                                             ==========     ==========     ==========     ==========     ==========     ==========

* Date subaccounts became available



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A63 THROUGH A69


                                       A61

                        NOTES TO FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
                                December 31, 2001

Note 1:   General

          Pruco Life of New Jersey Variable Appreciable Account (the "Account") was established on January 13, 1984 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets. Proceeds from the purchases of Pruco Life of New Jersey Variable Appreciable Life ("VAL"), Pruco Life of New Jersey PRUvider Variable Appreciable Life ("PRUvider"), Pruco Life of New Jersey PruSelect III ("PSEL III"), Pruco Life of New Jersey Survivorship Variable Universal Life ("SVUL") and Pruco Life of New Jersey PruLife Custom Premier ("VUL") contracts are invested in the Account.

          The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable life insurance contracts. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or one of the non-Prudential administered funds. Investment options vary by contract. Options available to the PSEL III contracts which invest in a corresponding portfolio of the Series Fund are: Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential Equity Portfolio, Prudential Flexible Managed Portfolio, Prudential Conservative Balanced Portfolio, Prudential High Yield Bond Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential SP Alliance Large Cap Growth Portfolio, Prudential SP Davis Value Portfolio, Prudential SP Small/Mid Cap Value Portfolio, Prudential SP INVESCO Small Company Growth Portfolio, Prudential SP PIMCO Total Return Portfolio, Prudential SP PIMCO High Yield Portfolio. Options available to the PSEL III contracts which invest in a corresponding portfolio of the non-Prudential administered funds are: T. Rowe Price International Stock Portfolio, AIM V.I. Value Fund, Janus Aspen Growth Portfolio, MFS Emerging Growth Series Portfolio, American Century VP Value Fund, Franklin Templeton Small Cap Fund, Janus Aspen Aggressive Growth Portfolio - Service Shares, Janus Aspen Balanced Portfolio - Service Shares, Janus Aspen International Growth Portfolio - Service Shares. These financial statements relate only to the subaccounts available to the PSEL III contract owners.

          The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

Note 2:   Significant Accounting Policies

          The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          INVESTMENTS--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset values of the respective portfolios, which value their investment securities at fair value.

          SECURITY TRANSACTIONS--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          DISTRIBUTIONS RECEIVED--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.


                                       A62

Note 3: Investment Information for The Pruco Life of New Jersey Variable Appreciable Account

          The net asset value per share for each portfolio of the Series Fund or the non-Prudential administered funds, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at December 31, 2001 were as follows:


                                                                    PORTFOLIOS
                                 ----------------------------------------------------------------------------------
                                   Prudential       Prudential                        Prudential       Prudential
                                     Money         Diversified       Prudential        Flexible       Conservative
                                     Market            Bond            Equity          Managed          Balanced
                                   Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                 --------------   --------------   --------------   --------------   --------------
Number of shares (rounded):             798,112        2,264,946        7,145,907       13,925,489        7,415,260
Net asset value per share:       $        10.00   $        11.36   $        20.49   $        14.79   $        13.69
Cost:                            $    7,981,122   $   24,585,047   $  160,335,993   $  223,598,372   $  105,305,620


                                                               PORTFOLIOS (Continued)
                                 ----------------------------------------------------------------------------------
                                   Prudential       Prudential
                                   High Yield         Stock          Prudential       Prudential       Prudential
                                      Bond            Index            Value            Global          Jennison
                                   Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                 --------------   --------------   --------------   --------------   --------------
Number of shares (rounded):           6,072,823        2,912,477          754,039        3,753,877        1,050,044
Net asset value per share:       $         5.40   $        31.64   $        17.91   $        15.29   $        18.57
Cost:                            $   43,538,862   $   97,425,814   $   14,049,009   $   73,255,255   $   27,263,419


                                                               PORTFOLIOS (Continued)
                                 ----------------------------------------------------------------------------------
                                                                                         MFS
                                 T. Rowe Price                                         Emerging         American
                                 International       AIM V.I.       Janus Aspen         Growth         Century VP
                                     Stock            Value            Growth           Series           Value
                                   Portfolio           Fund          Portfolio        Portfolio        Portfolio
                                 --------------   --------------   --------------   --------------   --------------
Number of shares (rounded):               7,273           13,594           20,355            7,269            8,004
Net asset value per share:       $        11.47   $        23.35   $        19.88   $        17.98   $         7.44
Cost:                            $      104,200   $      438,209   $      521,119   $      166,869   $       53,884


                                                               PORTFOLIOS (Continued)
                                 ----------------------------------------------------------------------------------
                                                    Prudential                       Prudential       Prudential
                                                   SP Alliance       Prudential       SP Small/       SP INVESCO
                                    Franklin        Large Cap         SP Davis         Mid Cap       Small Company
                                   Small Cap          Growth           Value            Value            Growth
                                      Fund          Portfolio        Portfolio        Portfolio        Portfolio
                                 --------------   --------------   --------------   --------------   --------------
Number of shares (rounded):               8,092              910            3,568            1,298              191
Net asset value per share:       $        17.85   $         7.31   $         9.04   $        11.36   $         6.94
Cost:                            $      157,892   $        6,556   $       31,359   $       14,629   $        1,309


                                                               PORTFOLIOS (Continued)
                                 ----------------------------------------------------------------------------------
                                  Janus Aspen         Janus                                           Janus Aspen
                                   Aggressive         Aspen          Prudential       Prudential     International
                                     Growth          Balanced         SP PIMCO         SP PIMCO          Growth
                                   Portfolio-       Portfolio-      Total Return      High Yield       Portfolio-
                                 Service Shares   Service Shares     Portfolio        Portfolio      Service Shares
                                 --------------   --------------   --------------   --------------   --------------
Number of shares (rounded):               1,236            1,698            2,937            1,012            1,054
Net asset value per share:       $        21.73   $        23.31   $        10.70   $         9.81   $        23.30
Cost:                            $       28,408   $       39,497   $       32,156   $       10,064   $       25,372



                                       A63

Note 4:   Charges and Expenses

          A. Mortality Risk and Expense Risk Charges

          The mortality risk and expense risk charges, at effective annual rates of up to 0.60%, 0.90%, 0.50%, 0.90% and 0.45% are applied daily against the net assets of VAL, PRUvider, PSEL III, SVUL and VUL contract owners held in each subaccount, respectively. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life of New Jersey. Pruco Life of New Jersey currently intends to charge only 0.20% on PSEL III contracts but reserves the right to make the full 0.50% charge. For VUL contracts Pruco Life of New Jersey intends to charge only 0.25% but reserves the right to charge 0.45%.

          B. Deferred Sales Charge

          A deferred sales charge is imposed upon surrenders of certain VAL, PRUvider, SVUL and VUL contracts to compensate Pruco Life of New Jersey for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the contract was issued. No sales charge will be imposed after the tenth year of the contract. No sales charge will be imposed on death benefits.

          C. Partial Withdrawal Charge

          A charge is imposed by Pruco Life of New Jersey on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% and $25 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a VAL or PRUvider contract and PSEL III, SVUL or VUL contract, respectively.

          D. Expense Reimbursement

          The Account is reimbursed by Pruco Life of New Jersey for expenses in excess of 0.40% of the VAL product's average daily net assets incurred by the Money Market, Diversified Bond, Equity, Flexible Managed and Conservative Balanced Portfolios of the Series Fund.

          E. Cost of Insurance and Other Related Charges

          Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; and (3) sales charges which are deducted in order to compensate Pruco Life of New Jersey for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract and to compensate Pruco Life of New Jersey for the guaranteed minimum death benefit risk.

Note 5:   Taxes

          Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.


                                       A64

Note 6:   Unit Activity

          Transactions in units (including transfers among subaccounts) for the years ended December 31, 2001, 2000, and 1999 were as follows:


                                                                      SUBACCOUNTS
                                   ---------------------------------------------------------------------------------
                                                   Prudential                                Prudential
                                                  Money Market                            Diversified Bond
                                                   Portfolio                                  Portfolio
                                   ---------------------------------------   ---------------------------------------
                                       2001          2000          1999          2001          2000          1999
                                   -----------   -----------   -----------   -----------   -----------   -----------
Contract Owner Contributions:       22,696,520     1,942,266     1,394,252     1,661,959       683,886     1,817,938
Contract Owner Redemptions:        (22,442,074)   (2,035,300)   (1,583,513)   (1,731,229)     (981,340)   (2,374,019)


                                                                SUBACCOUNTS (Continued)
                                   ---------------------------------------------------------------------------------
                                                  Prudential                                Prudential
                                                    Equity                               Flexible Managed
                                                  Portfolio                                 Portfolio
                                   ---------------------------------------   ---------------------------------------
                                       2001          2000          1999          2001          2000          1999
                                   -----------   -----------   -----------   -----------   -----------   -----------
Contract Owner Contributions:        1,813,281     1,560,425     1,053,096     4,626,015     4,041,146     2,928,417
Contract Owner Redemptions:         (2,562,975)   (4,722,060)   (3,213,126)   (6,104,009)   (6,990,317)   (6,981,723)


                                                                SUBACCOUNTS (Continued)
                                   ---------------------------------------------------------------------------------
                                                  Prudential                                Prudential
                                             Conservative Balanced                       High Yield Bond
                                                  Portfolio                                 Portfolio
                                   ---------------------------------------   ---------------------------------------
                                       2001          2000          1999          2001          2000          1999
                                   -----------   -----------   -----------   -----------   -----------   -----------
Contract Owner Contributions:        2,671,759     2,331,679     2,742,649     2,461,548       265,372    10,923,909
Contract Owner Redemptions:         (3,426,688)   (4,008,763)   (5,207,302)     (389,368)     (680,602)  (12,518,142)


                                                                SUBACCOUNTS (Continued)
                                   ---------------------------------------------------------------------------------
                                                  Prudential                                Prudential
                                                 Stock Index                                  Value
                                                  Portfolio                                 Portfolio
                                   ---------------------------------------   ---------------------------------------
                                       2001          2000          1999          2001          2000          1999
                                   -----------   -----------   -----------   -----------   -----------   -----------
Contract Owner Contributions:       27,486,019     3,205,888    10,650,541    16,981,292       310,937       214,150
Contract Owner Redemptions:         (5,200,149)     (910,208)  (12,168,789)  (16,748,332)     (430,110)     (494,521)


                                                                SUBACCOUNTS (Continued)
                                   ---------------------------------------------------------------------------------
                                                  Prudential                                Prudential
                                                    Global                                  Jennison
                                                  Portfolio                                 Portfolio
                                   ---------------------------------------   ---------------------------------------
                                       2001          2000          1999          2001          2000          1999
                                   -----------   -----------   -----------   -----------   -----------   -----------
Contract Owner Contributions:          666,932     1,770,930    31,717,854     2,004,849     4,440,077     4,934,733
Contract Owner Redemptions:           (876,609)   (1,120,283)  (35,712,959)   (4,034,561)   (1,064,529)     (810,425)




                                       A65


                                                                SUBACCOUNTS (Continued)
                                   ---------------------------------------------------------------------------------
                                         T. Rowe Price                  AIM V.I.                 Janus Aspen
                                       International Stock               Value                     Growth
                                           Portfolio                     Fund                     Portfolio
                                   -------------------------   -------------------------   -------------------------
                                       2001          2000          2001          2000          2001          2000
                                   -----------   -----------   -----------   -----------   -----------   -----------
Contract Owner Contributions:          123,969        21,479        72,431       382,505       649,427        22,488
Contract Owner Redemptions:             (6,136)      (14,967)      (20,166)       (2,142)      (23,687)         (318)


                                                         SUBACCOUNTS (Continued)
                                   -------------------------------------------------------------------
                                              MFS
                                         Emerging Growth     American Century        Franklin
                                             Series              VP Value            Small Cap
                                           Portfolio            Portfolio              Fund
                                   -------------------------   -----------   -------------------------
                                       2001          2000          2001          2001          2000
                                   -----------   -----------   -----------   -----------   -----------
Contract Owner Contributions:          189,069        68,452        44,855       213,823        14,932
Contract Owner Redemptions:            (37,887)       (2,521)         (529)      (25,322)         (402)


                                                         SUBACCOUNTS (Continued)
                                   -------------------------------------------------------------------
                                    Prudential                  Prudential    Prudential   Janus Aspen
                                   SP Alliance    Prudential    SP Small/     SP INVESCO    Aggressive
                                    Large Cap      SP Davis      Mid Cap        Small         Growth
                                     Growth         Value         Value         Growth      Portfolio-
                                    Portfolio     Portfolio     Portfolio     Portfolio   Service Shares
                                   -----------   -----------   -----------   -----------   -----------
                                       2001          2001          2001          2001          2001
                                   -----------   -----------   -----------   -----------   -----------
Contract Owner Contributions:            7,020        33,713        15,200         1,364        63,644
Contract Owner Redemptions:               (124)         (267)         (229)           (8)       (5,302)


                                                    SUBACCOUNTS (Continued)
                                   -----------------------------------------------------
                                                                             Janus Aspen
                                   Janus Aspen    Prudential    Prudential  International
                                     Balanced      SP PIMCO      SP PIMCO      Growth
                                    Portfolio-   Total Return   High Yield   Portfolio-
                                  Service Shares  Portfolio     Portfolio  Service Shares
                                   -----------   -----------   -----------   -----------
                                       2001          2001          2001          2001
                                   -----------   -----------   -----------   -----------
Contract Owner Contributions:           49,816        32,979         9,926        41,036
Contract Owner Redemptions:             (7,577)       (3,230)         (131)       (5,152)




                                       A66

Note 7:   Purchases and Sales of Investments

          The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the year ended December 31, 2001 were as follows:


                                                           PORTFOLIOS
                       ----------------------------------------------------------------------------------
                         Prudential       Prudential                        Prudential       Prudential
                           Money         Diversified       Prudential        Flexible       Conservative
                           Market            Bond            Equity          Managed          Balanced
                         Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                       --------------   --------------   --------------   --------------   --------------
Purchases ..........   $   21,036,175   $    1,025,078   $      827,693   $    1,684,205   $      936,662
Sales: .............   $  (20,753,848)  $   (1,465,700)  $   (7,933,091)  $   (9,916,175)  $   (4,643,202)


                                                     PORTFOLIOS (Continued)
                       ----------------------------------------------------------------------------------
                         Prudential       Prudential
                         High Yield         Stock          Prudential       Prudential       Prudential
                            Bond            Index            Value            Global          Jennison
                         Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                       --------------   --------------   --------------   --------------   --------------
Purchases ..........   $    5,431,285   $   24,627,575   $   21,059,036   $      340,997   $    1,391,642
Sales: .............   $     (565,254)  $   (9,429,473)  $  (20,644,238)  $   (1,196,640)  $   (6,939,996)


                                                     PORTFOLIOS (Continued)
                       ----------------------------------------------------------------------------------
                                                                               MFS
                       T. Rowe Price                                         Emerging         American
                       International       AIM V.I.       Janus Aspen         Growth         Century VP
                           Stock            Value            Growth           Series           Value
                         Portfolio           Fund          Portfolio        Portfolio           Fund
                       --------------   --------------   --------------   --------------   --------------
Purchases ..........   $      102,471   $       59,472   $      522,953   $      126,708   $       54,482
Sales: .............   $       (5,280)  $      (18,988)  $      (18,379)  $      (27,374)  $         (623)


                                                     PORTFOLIOS (Continued)
                       ----------------------------------------------------------------------------------
                                          Prudential                        Prudential       Prudential
                                         SP Alliance       Prudential       SP Small/        SP INVESCO
                          Franklin        Large Cap         SP Davis         Mid Cap       Small Company
                         Small Cap          Growth           Value            Value            Growth
                            Fund          Portfolio        Portfolio        Portfolio        Portfolio
                       --------------   --------------   --------------   --------------   --------------
Purchases ..........   $      162,377   $        6,594   $       31,369   $       14,658   $        1,312
Sales: .............   $      (18,031)  $          (38)  $          (43)  $          (39)  $           (3)


                                                     PORTFOLIOS (Continued)
                       ----------------------------------------------------------------------------------
                        Janus Aspen                                                         Janus Aspen
                         Aggressive      Janus Aspen       Prudential       Prudential     International
                           Growth          Balanced         SP PIMCO         SP PIMCO          Growth
                         Portfolio-       Portfolio-      Total Return      High Yield       Portfolio-
                       Service Shares   Service Shares     Portfolio        Portfolio      Service Shares
                       --------------   --------------   --------------   --------------   --------------
Purchases ..........   $       31,078   $       45,979   $       34,407   $        9,925   $       29,116
Sales: .............   $       (2,491)  $       (7,008)  $       (3,287)  $          (18)  $       (3,427)



                                       A67

Note 8:   Related Party Transactions

          Prudential and its affiliates perform various services on behalf of the mutual fund company that administers the Series Fund in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.


Note 9:   Financial Highlights

          The Pruco Life of New Jersey sells a number of variable life insurance products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

          The following table was developed by determining which products offered by Pruco Life of New Jersey have the highest and lowest total return. Only product designs within the Account that had units outstanding throughout the respective periods, were considered when determining the lowest and highest return. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options as discussed in note 4.


                                      A68


                                                    At December 31, 2001                 For the year ended December 31, 2001
                                        ---------------------------------------- ---------------------------------------------------
                                                                                 Investment
                                         Units     Unit Fair Value    Net Assets   Income      Expense Ratio        Total Return
                                        (000's)   Lowest to Highest    (000's)     Ratio*   Lowest to Highest** Lowest to Highest***
                                        -------  -------------------- ---------- ---------  ------------------- --------------------

Prudential Money Market Portfolio ......  3,851  $1.02864 to $2.19874  $  7,981    4.04%      0.20% to 0.90%       3.17% to   3.88%
Prudential Diversified Bond Portfolio ..  7,430  $1.03535 to $3.47473  $ 26,730    6.10%      0.25% to 0.90%       6.22% to   6.38%
Prudential Equity Portfolio ............ 20,140  $0.93072 to $7.32260  $146,420    0.83%      0.25% to 0.90%     -11.97% to -11.62%
Prudential Flexible Managed Portfolio .. 45,115  $0.92720 to $4.71001  $205,958    3.75%      0.35% to 0.90%      -6.52% to  -6.01%
Prudential Conservative Balanced
  Portfolio ............................ 26,398  $0.96841 to $4.00354  $101,515    3.40%      0.40% to 0.90%      -2.88% to  -2.41%
Prudential Value Portfolio .............  2,639  $0.93072 to $7.32260  $ 13,505    1.57%      0.60% to 0.90%      -2.95% to  -2.66%
Prudential High Yield Bond Portfolio ... 14,583  $0.91872 to $2.24949  $ 32,793   12.05%      0.25% to 0.90%      -1.30% to  -1.03%
Prudential Stock Index Portfolio ....... 38,189  $0.80562 to $4.90359  $ 92,151    1.08%      0.25% to 0.90%     -12.83% to -12.23%
Prudential Global Portfolio ............ 33,174  $0.67974 to $1.73500  $ 57,397    0.35%      0.25% to 0.90%     -18.34% to -18.10%
Prudential Jennison Portfolio ..........  8,389  $0.64774 to $2.40452  $ 19,499    0.16%      0.25% to 0.90%     -18.97% to -18.73%
T. Rowe Price International Stock
  Portfolio ............................    124  $0.67086 to $0.67086  $     83    2.32%      0.90% to 0.90%     -22.91% to -22.91%
AIM V.I. Value Fund ....................    433  $0.72355 to $0.82001  $    317    0.13%      0.20% to 0.90%     -12.74% to -12.74%
Janus Aspen Growth Portfolio ...........    648  $0.62457 to $0.62457  $    405    0.08%      0.90% to 0.90%     -25.41% to -25.41%
MFS Emerging Growth Series Portfolio ...    217  $0.54567 to $0.74275  $    131    0.00%      0.20% to 0.90%     -34.07% to -34.07%
American Century VP Value Fund .........     44  $1.34339 to $1.34339  $     60    0.00%      0.90% to 0.90%       3.68% to   3.68%
Franklin Small Cap Fund ................    203  $0.70289 to $0.71530  $    144    0.45%      0.20% to 0.90%     -16.00% to -16.00%
Prudential SP Alliance Large Cap Growth
  Portfolio February 12, 2001 ..........      7  $0.93088 to $0.96725  $      7    0.00%      0.25% to 0.90%      -8.20% to  -8.20%
Prudential SP Davis Value Portfolio
  February 12, 2001 ....................     33  $0.93883 to $0.96984  $     32    0.48%      0.25% to 0.90%      -6.12% to  -6.12%
Prudential SP Small/Mid Cap Value
Portfolio February 12, 2001 ............     15  $0.97015 to $1.04214  $     15    1.19%      0.25% to 0.90%       3.84% to   3.84%
Prudential SP INVESCO Small Company
  Growth Portfolio February 12, 2001 ...      1  $0.97681 to $0.97681  $      1    0.00%      0.25% to 0.25%      -1.90% to  -1.90%
Janus Aspen Aggressive Growth
  Portfolio-Service Shares June 29, 2001     58  $0.46024 to $0.46024  $     27    0.00%      0.20% to 0.20%     -17.80% to -17.80%
Janus Aspen Balanced Portfolio-Service
  Shares June 29, 2001 .................     42  $0.93075 to $0.93075  $     40    2.80%      0.20% to 0.20%      -1.48% to  -1.48%
Prudential SP PIMCO Total Return
  Portfolio August 6, 2001 .............     30  $1.02645 to $1.12277  $     31    4.10%      0.20% to 0.90%       8.40% to   8.40%
Prudential SP PIMCO High Yield Portfolio
  August 6, 2001 .......................     10  $1.01365 to $1.05986  $     10   10.71%      0.25% to 0.90%       1.27% to   1.51%
Janus Aspen International Growth
  Portfolio-Service Shares June 29, 2001     36  $0.68406 to $0.68406  $     25    1.11%      0.20% to 0.20%      -9.43% to  -9.43%


---------------------
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year ended December 31, 2001 or from the effective date of the subaccount through the end of the reporting period. Investment options with a date notation indicate the effective date of that investment option in the Account. Product designs within a subaccount with an effective date later than the beginning of the period were excluded from the range of total returns.


                                       A69

                        REPORT OF INDEPENDENT ACCOUNTANTS





To the Contract Owners of the
PruSelect III Variable Life Subaccounts of
Pruco Life of New Jersey Variable Appreciable Account and the Board of Directors of the Pruco Life Insurance Company of New Jersey



In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the PruSelect III Variable Life Subaccounts (as defined in Note 1) of Pruco Life of New Jersey Variable Appreciable Account at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Pruco Life Insurance Company of New Jersey; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2001 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 15, 2002


                                       A70

Pruco Life Insurance Company of New Jersey

Statements of Financial Position (Unaudited)
As of June 30, 2002 and December 31, 2001 (In Thousands)
--------------------------------------------------------------------------------------------------------------------------



                                                                                                June 30,       December 31,
                                                                                                  2002             2001
                                                                                               ----------       ----------
ASSETS
Fixed maturities:
   Available for sale, at fair value (amortized cost, 2002: $530,199; and 2001: $478,996)      $  542,538       $  490,734
Policy loans                                                                                      159,308          158,754
Short-term investments                                                                             18,896           32,983
Other long-term investments                                                                         3,300            2,614
                                                                                               ----------       ----------
        Total investments                                                                         724,042          685,085
Cash and cash equivalents                                                                          48,082           58,212
Deferred policy acquisition costs                                                                 131,895          118,975
Accrued investment income                                                                          11,081           10,399
Receivables from affiliates                                                                        16,452           17,270
Other assets                                                                                        7,257            3,919
Separate Account assets                                                                         1,517,948        1,631,113
                                                                                               ----------       ----------
TOTAL ASSETS                                                                                   $2,456,757       $2,524,973
                                                                                               ==========       ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                                                $  494,680       $  457,172
Future policy benefits and other policyholder liabilities                                         121,952          119,400
Cash collateral for loaned securities                                                              35,249           36,092
Securities sold under agreements to repurchase                                                     25,446           18,514
Income taxes payable                                                                               37,394           36,012
Other liabilities                                                                                  13,596           19,298
Separate Account liabilities                                                                    1,517,948        1,631,113
                                                                                               ----------       ----------
Total liabilities                                                                               2,246,265        2,317,601
                                                                                               ----------       ----------
Contingencies - (See Footnote 2)
Stockholder's Equity
Common stock, $5 par value;
      400,000 shares, authorized;
      issued and outstanding at
      June 30, 2002 and December 31, 2001                                                           2,000            2,000
Paid-in-capital                                                                                   128,689          128,689
Retained earnings                                                                                  75,749           72,959
Accumulated other comprehensive income                                                              4,054            3,724
                                                                                               ----------       ----------
Total stockholder's equity                                                                        210,492          207,372
                                                                                               ----------       ----------
TOTAL LIABILITIES AND
    STOCKHOLDER'S EQUITY                                                                       $2,456,757       $2,524,973
                                                                                               ==========       ==========


                        See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Operations and Comprehensive Income (Unaudited)
   Three and Six Months Ended June 30, 2002 and 2001 (In Thousands)
------------------------------------------------------------------------------------------------

                                                      Six months ended       Three months ended
                                                          June 30,                June 30,

                                                       2002      2001        2002          2001
                                                     -------    -------     -------      -------
      REVENUES

      Premiums                                       $ 9,322    $ 7,326     $ 5,239      $ 4,414
      Policy charges and fee income                   28,564     24,330      15,281       13,682
      Net investment income                           22,535     27,943      11,356       13,890
      Realized investment (losses) gains, net         (5,523)       175      (3,391)        (805)
      Asset management fees                              233        299         200          137
      Other income                                       340        210         194           17
                                                     -------    -------     -------      -------

      Total revenues                                  55,471     60,283      28,879       31,335
                                                     -------    -------     -------      -------

      BENEFITS AND EXPENSES

      Policyholders' benefits                         15,402     17,164       7,424        9,437
      Interest credited to policyholders' account
      balances                                         9,837     10,344       5,036        5,199
      General, administrative and other expenses      26,011     19,628      15,665        9,949
                                                     -------    -------     -------      -------

      Total benefits and expenses                     51,250     47,136      28,125       24,585
                                                     -------    -------     -------      -------

      Income from operations before income taxes       4,221     13,147         754        6,750
                                                     -------    -------     -------      -------

      Income tax provision                             1,431      3,954         452        1,840
                                                     -------    -------     -------      -------

      NET INCOME                                       2,790      9,193         302        4,910
                                                     -------    -------     -------      -------

      Net unrealized investment gains (losses) on
      securities, net of reclassification adjustment     330      2,111       1,826       (1,773)
      and taxes
                                                     -------    -------     -------      -------

      TOTAL COMPREHENSIVE INCOME                     $ 3,120    $11,304     $ 2,128      $ 3,137
                                                     =======    =======     =======      =======






                        See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Changes in Stockholder's Equity (Unaudited) Periods ended June
   30, 2002 and December 31, 2001 and 2000 (In Thousands)
----------------------------------------------------------------------------------------------------------


                                                                                Accumulated
                                                                                   other          Total
                                      Common      Paid - in -      Retained    comprehensive  stockholder's
                                       stock        capital        earnings    income (loss)      equity
                                   -----------    -----------      --------    -------------  -------------
   Balance, January 1, 2000           $  2,000      $ 125,000      $ 230,057     $  (6,088)      $ 350,969

      Net income                             -              -         23,584             -          23,584
      Contribution                           -          3,689              -             -           3,689
      Change in net unrealized
      investment losses, net of
      reclassification and taxes             -              -              -         5,325           5,325
                                      --------      ---------      ---------     ---------       ---------
   Balance, December 31, 2000            2,000        128,689        253,641          (763)        383,567

      Net income                             -              -         15,593             -          15,593
      Dividend to Parent                     -              -       (186,000)            -        (186,000)
      Policy credits issued to
      Eligible policyholders                 -              -        (10,275)            -         (10,275)
      Change in net unrealized
      investment losses, net
      of
      reclassification and taxes             -              -              -         4,487           4,487
                                      --------      ---------      ---------     ---------       ---------
   Balance, December 31, 2001            2,000        128,689         72,959         3,724         207,372

      Net income                             -              -          2,790             -           2,790
      Change in net unrealized
      investment gains, net of               -              -              -           330             330
      reclassification and taxes
                                      --------      ---------      ---------     ---------       ---------
   Balance, June 30, 2002             $  2,000      $ 128,689      $  75,749     $   4,054       $ 210,492
                                      ========      =========      =========     =========       =========






                        See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Cash Flows (Unaudited)
   Six Months Ended June 30, 2002 and 2001 (In Thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Six months ended,
                                                                                                        June 30,

                                                                                                  2002           2001
                                                                                                ---------      ---------
   CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income                                                                                $   2,790      $   9,193
      Adjustments to reconcile net income to net cash provided by (used in)
         Operating activities:
         Policy charges and fee income                                                             (5,589)        (5,634)
         Interest credited to policyholders' account balances                                       9,837         10,344
         Realized investment (gains) losses, net                                                    5,523           (175)
         Amortization and other non-cash items                                                       (825)        (8,173)
         Change in:
           Future policy benefits and other policyholders'
           liabilities                                                                              2,552          4,069
           Accrued investment income                                                                 (682)         1,301
           Policy loans                                                                              (554)        (3,992)
           Receivables from affiliates                                                                818          5,953
           Deferred policy acquisition costs                                                      (12,920)        (1,398)
           Income taxes payable                                                                     1,382         (2,208)
           Other, net                                                                                  81         17,907
                                                                                                ---------      ---------
   Cash Flows From Operating Activities                                                             2,413         27,187
                                                                                                ---------      ---------
   CASH FLOWS USED IN INVESTING ACTIVITIES:
      Proceeds from the sale/maturity of:
         Fixed maturities available for sale                                                      123,752        420,381
      Payments for the purchase of:
         Fixed maturities available for sale                                                     (179,568)      (461,889)
      Cash collateral for loaned securities, net                                                     (843)           557
      Securities sold under agreements to repurchase, net                                           6,932          4,439
      Other long-term investments, net                                                             (1,655)           350
      Short term investments, net                                                                  14,084         23,532
                                                                                                ---------      ---------
   Cash Flows Used in Investing Activities                                                        (37,298)       (12,630)
                                                                                                ---------      ---------
   CASH FLOWS FROM FINANCING ACTIVITIES:
      Policyholders' account balances:
         Deposits                                                                                  69,699         45,437
         Withdrawals                                                                              (35,823)       (35,579)
      Cash payments to eligible policyholders                                                      (9,121)             -
                                                                                                ---------      ---------
   Cash Flows From Financing Activities                                                            24,755          9,858
                                                                                                ---------      ---------
   Net (decrease) increase in Cash and cash equivalents                                           (10,130)        24,415
   Cash and cash equivalents, beginning of year                                                    58,212         65,237
                                                                                                ---------      ---------
   CASH AND CASH EQUIVALENTS, END OF PERIOD                                                     $  48,082      $  89,652
                                                                                                =========      =========


                        See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION

The accompanying interim financial statements have been prepared pursuant to the rules and regulations for reporting on Form 10-Q on the basis of accounting principles generally accepted in the United States. These interim financial statements are unaudited but reflect all adjustments which, in the opinion of management, are necessary to provide a fair presentation of the results of operations and financial condition of the Pruco Life Insurance Company of New Jersey ("the Company"), for the interim periods presented. The Company is a wholly owned subsidiary of the Pruco Life Insurance Company ("Pruco Life"), which in turn is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"). Prudential is a wholly owned subsidiary of Prudential Financial, Inc. All such adjustments are of a normal recurring nature. The results of operations for any interim period are not necessarily indicative of results for a full year. Certain amounts in the Company's prior year financial statements have been reclassified to conform to the current year presentation. These financial statements should be read in conjunction with the financial statements and notes thereto contained in the Company's Annual Report on Form 10-K for the year ended December 31, 2001.

2. CONTINGENCIES AND LITIGATION

Contingencies
On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. In certain cases, if appropriate, we may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation
Prudential and the Company are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of our businesses and operations that are specific to the Company and Prudential and that are typical of the businesses in which the Company and Prudential operate. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against the Company and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, Prudential and the Company remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

As of June 30, 2002, Prudential and/or the Company remained a party to approximately 40 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 17 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and the Company believe that those actions are governed by the class settlement release and expect them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

Prudential has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

The Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially effected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

3. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations
All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses and retail distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential.

The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The estimate of allocated distribution expenses is intended to reflect a market based pricing arrangement.

The Company has capitalized the majority of these distribution expenses as deferred policy acquisition costs.

Corporate Owned Life Insurance
The Company has sold a Corporate Owned Life Insurance ("COLI") policy to Prudential. The cash surrender value included in Separate Accounts was $168.9 million and $165.7 million at June 30, 2002 and December 31, 2001, respectively.

Reinsurance
The Company currently has a reinsurance agreement in place with Prudential ("the reinsurer"). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the periods ended June 30, 2002 and 2001.

Debt Agreements
In July 1998, the Company established a revolving line of credit facility with Prudential Funding LLC, a wholly-owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of June 30, 2002 or December 31, 2001.

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
December 31, 2001 and 2000 (In Thousands)
--------------------------------------------------------------------------------

                                                                                       2001                 2000
                                                                                   -----------          -----------
ASSETS
Fixed Maturities
   Available for Sale, at fair value (amortized cost, 2001: $478,996; and
   2000: $614,858)                                                                 $   490,734          $   612,851
Held to Maturity, at amortized cost (fair value, 2000: $7,259)                              --                7,470
Policy Loans                                                                           158,754              152,111
Short-Term Investments                                                                  32,983               28,759
Other Long-Term Investments                                                              2,614                3,577
                                                                                   -----------          -----------
        Total Investments                                                              685,085              804,768
Cash and Cash Equivalents                                                               58,212               65,237
Deferred Policy Acquisition Costs                                                      118,975              116,653
Accrued Investment Income                                                               10,399               13,781
Receivables from Affiliate                                                              17,270               22,265
Other Assets                                                                             3,919                  292
Separate Account Assets                                                              1,631,113            1,805,584
                                                                                   -----------          -----------
TOTAL ASSETS                                                                       $ 2,524,973          $ 2,828,580
                                                                                   ===========          ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' Account Balances                                                    $   457,172          $   434,442
Future Policy Benefits and Other Policyholder Liabilities                              119,400              108,218
Cash Collateral for Loaned Securities                                                   36,092               48,309
Securities Sold under agreements to repurchase                                          18,514                9,754
Income Taxes Payable                                                                    36,012               29,913
Other Liabilities                                                                       19,298                8,793
Separate Account Liabilities                                                         1,631,113            1,805,584
                                                                                   -----------          -----------
Total Liabilities                                                                    2,317,601            2,445,013
                                                                                   -----------          -----------
Contingencies - (See Footnote 11)
Stockholder's Equity
Common Stock, $5 par value;
      400,000 shares authorized;
      Issued and outstanding at
      December 31, 2001 and 2000                                                         2,000                2,000
Paid-In-Capital                                                                        128,689              128,689
Retained Earnings                                                                       72,959              253,641
Accumulated Other Comprehensive Income (Loss)                                            3,724                 (763)
                                                                                   -----------          -----------
Total Stockholder's Equity                                                             207,372              383,567
                                                                                   -----------          -----------
TOTAL LIABILITIES AND
    STOCKHOLDER'S EQUITY                                                           $ 2,524,973          $ 2,828,580
                                                                                   ===========          ===========


                     See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Operations and Comprehensive Income
Years Ended December 31, 2001, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                 2001              2000              1999
                                                              ---------         ---------         ---------
REVENUES

Premiums                                                      $  16,284         $   5,717         $   6,742
Policy charges and fee income                                    49,808            55,231            52,714
Net investment income                                            55,981            54,524            47,600
Realized investment losses, net                                  (9,630)           (1,045)           (5,013)
Asset management fees                                               613             8,467             7,407
Other income                                                        646               331               386
                                                              ---------         ---------         ---------

Total Revenues                                                  113,702           123,225           109,836
                                                              ---------         ---------         ---------

BENEFITS AND EXPENSES

Policyholders' benefits                                          33,148            28,201            26,237
Interest credited to policyholders' account balances             20,503            19,326            18,846
General, administrative and other expenses                       37,954            39,415            45,065
                                                              ---------         ---------         ---------

Total Benefits and Expenses                                      91,605            86,942            90,148
                                                              ---------         ---------         ---------

Income from operations before income taxes                       22,097            36,283            19,688
                                                              ---------         ---------         ---------

Income tax provision                                              6,504            12,699             6,891
                                                              ---------         ---------         ---------

NET INCOME                                                       15,593            23,584            12,797

 Other comprehensive income (loss), net of tax:

       Unrealized gains (losses) on securities, net        of
       reclassification adjustment                                4,487             5,325            (7,681)
                                                              ---------         ---------         ---------

TOTAL COMPREHENSIVE INCOME                                    $  20,080         $  28,909         $   5,116
                                                              =========         =========         =========

                     See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Changes in Stockholder's Equity
Years Ended December 31, 2001, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                                   Accumulated
                                                                                       Other          Total
                                           Common      Paid - In -     Retained    Comprehensive   Stockholder's
                                            Stock        Capital       Earnings    Income (Loss)      Equity
                                          -------------------------------------------------------------------
Balance, December 31, 1998                $   2,000     $ 125,000     $ 217,260      $   1,593      $ 345,853


   Net income                                    --            --        12,797             --         12,797
   Change in net unrealized
   investment (losses) gains,
   net of reclassification and taxes             --            --            --         (7,681)        (7,681)

                                          ---------     ---------     ---------      ---------      ---------
Balance, December 31, 1999                    2,000       125,000       230,057         (6,088)       350,969



   Contribution                                --           3,689          --             --            3,689
   Net income                                  --            --          23,584           --           23,584
   Change in net unrealized
   investment (losses) gains,
   net of reclassification  and taxes          --            --            --            5,325          5,325

                                          ---------     ---------     ---------      ---------      ---------
Balance, December 31, 2000                    2,000       128,689       253,641           (763)       383,567

   Policy credits issued to
    eligible eligible policyholders            --            --         (10,275)          --          (10,275)
   Dividend to Parent                          --            --        (186,000)          --         (186,000)
   Net income                                  --            --          15,593           --           15,593
   Change in net unrealized
   investment (losses) gains,
   net of reclassification and taxes           --            --            --            4,487          4,487

                                          ---------     ---------     ---------      ---------      ---------
Balance, December 31, 2001                $   2,000     $ 128,689     $  72,959      $   3,724      $ 207,372
                                          =========     =========     =========      =========      =========


                        See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows
Years Ended December 31, 2001, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                         2001             2000           1999
                                                                       ---------       ---------       ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net Income                                                          $  15,593       $  23,584       $  12,797
   Adjustments to reconcile net income to net cash from (used in)
      operating activities:
      Policy charges and fee income                                       (9,906)         (9,881)        (11,399)
      Interest credited to policyholders' account balances                20,503          19,326          18,846
      Realized investment losses, net                                      9,630           1,045           5,013
      Amortization and other non-cash items                              (10,883)         (9,254)         18,092
      Change in:
        Future policy benefits and other policyholders'
          liabilities                                                     11,182           3,468          14,918
        Accrued investment income                                          3,382          (1,289)           (283)
        Policy loans                                                      (6,643)         (8,296)         (4,372)
        Receivable from affiliates                                         4,995          (2,345)        (19,723)
        Deferred policy acquisition costs                                 (2,322)         12,531         (15,261)
        Income taxes payable                                               6,099           2,084           2,504
        Other, net                                                        (2,244)          1,869           2,523
                                                                       ---------       ---------       ---------
Cash Flows From Operating Activities                                      39,386          32,842          23,655
                                                                       ---------       ---------       ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the sale/maturity of:
      Fixed maturities:
        Available for sale                                               552,931         396,117         702,380
   Payments for the purchase of:
      Fixed maturities:
        Available for sale                                              (577,097)       (411,579)       (695,198)
        Held to maturity                                                      --              --          (7,470)
   Other long term investments, net                                          963          (1,058)             99
   Cash collateral for loaned securities, net                            (12,217)         30,409         (16,524)
   Securities sold under agreements to repurchase, net                     8,760           9,754         (27,210)
   Short term investments, net                                            (4,224)        (28,756)         11,040
                                                                       ---------       ---------       ---------
Cash Flows (Used in) Investing Activities                                (30,884)         (5,113)        (32,883)
                                                                       ---------       ---------       ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account balances:
      Deposits                                                            87,261         170,978         258,417
      Withdrawals                                                        (76,288)       (161,060)       (264,373)
   Cash dividend paid to Parent                                          (26,500)             --              --
                                                                       ---------       ---------       ---------
Cash Flows (Used in) From Financing Activities                           (15,527)          9,918          (5,956)
                                                                       ---------       ---------       ---------
Net (decrease) increase in Cash and cash equivalents                      (7,025)         37,647         (15,184)
Cash and cash equivalents, beginning of year                              65,237          27,590          42,774
                                                                       ---------       ---------       ---------
CASH and CASH EQUIVALENTS, END OF YEAR                                 $  58,212       $  65,237       $  27,590
                                                                       =========       =========       =========

SUPPLEMENTAL CASH FLOW INFORMATION
    Income taxes paid                                                  $   2,930       $  13,421       $     480
                                                                       ---------       ---------       ---------
NON-CASH TRANSACTIONS DURING THE YEAR
   Dividend paid with fixed maturities                                 $ 159,500       $      --       $      --
                                                                       ---------       ---------       ---------
   Policy credits issued to eligible policyholders                     $  10,275       $      --       $      --
                                                                       ---------       ---------       ---------
   Contribution from parent                                            $      --       $   3,689       $      --
                                                                       ---------       ---------       ---------

                     See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS

Pruco Life Insurance Company of New Jersey ("the Company") is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. The Company is licensed to sell interest-sensitive individual life insurance, variable life insurance, term insurance, variable annuities, and fixed annuities ("the Contracts") only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"), an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 ("the date of demutualization") Prudential converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. (the "Holding Company"). The demutualization was completed in accordance with Prudential's Plan of Reorganization, which was approved by the Commissioner of the New Jersey Department of Banking and Insurance in October 2001.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products and individual annuities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Company has extensive transactions and relationships with Prudential and other affiliates, as more fully described in Footnote 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments
Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in a separate component of equity, "Accumulated other comprehensive income (loss)", net of income taxes.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting of highly liquid debt instruments other than those held in "Cash and cash equivalents" with a maturity of twelve months or less when purchased, are carried at amortized cost, which approximates fair value.

Realized investment (losses) gains, net are computed using the specific identification method. Costs of fixed maturity securities are adjusted for impairments considered to be other than temporary. Impairment adjustments are included in "Realized investment gains (losses), net." Factors considered in evaluating whether a decline in value is other than temporary are: 1) whether the decline is substantial; 2) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 3) the duration and extent to which the market value has been less than cost; and 4) the financial condition and near-term prospects of the issuer.

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with a maturity of three months or less when purchased.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Deferred Policy Acquisition Costs
The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs are subject to recognition testing at the time of policy issue and recoverability and premium deficiency testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive
(loss) income."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised. Deferred policy acquisition costs related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income.

Prudential and the Company have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by Prudential or the Company for another form of policy or contract. These transactions are known as internal replacements. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense.

Securities loaned
Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary.

Non-cash collateral received is not reflected in the statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

Securities sold under agreements to repurchase
Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate Account Assets and Liabilities
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Statements of Operations and comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition
Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

Amounts received as payment for interest-sensitive life, individual annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances." Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset Management Fees
Through December 31, 2000, the Company received asset management fee income from policyholder account balances invested in The Prudential Series Funds ("PSF"), which are a portfolio of mutual fund investments related to the Company's Separate Account products (refer to Note 13). In addition, the Company receives fees from policyholder account balances invested in funds managed by companies other than Prudential. Asset management fees are recognized as income as earned.

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. See Note 10 for a discussion of the Company's use of derivative financial instruments and the related accounting and reporting treatment for such instruments.

Income Taxes
The Company is a member of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

New Accounting Pronouncements
In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125." The Company has adopted the provisions of SFAS No. 140 relating to transfers and extinguishments of liabilities which are effective for periods occurring after March 31, 2001. The adoption did not have an effect on the results of operations of the Company.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In June 2001, the FASB issued SFAS No. 141, "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 141 requires that the Company account for all business combinations in the scope of the statement using the purchase method. SFAS No. 142 requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life to the reporting entity; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All intangible assets shall be tested for impairment in accordance with the statement. SFAS No. 142 is effective for fiscal years beginning after December 15, 2001; however, goodwill and intangible assets acquired after June 30, 2001 are subject immediately to the nonamortization and amortization provisions of this statement. As of December 31, 2001, The Company does not have any goodwill or intangible assets.

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the exception to consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not considered to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001 and, generally, its provisions are to be applied prospectively.

Reclassifications
Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3.  INVESTMENTS

Fixed Maturities
The following tables provide additional information relating to fixed maturities as of December 31:

                                                                      2001
                                               --------------------------------------------------
                                                              Gross         Gross       Estimated
                                               Amortized    Unrealized    Unrealized       Fair
                                                 Cost         Gains         Losses         Value
                                               --------      --------      --------      --------
                                                                   (In Thousands)
Fixed Maturities Available for Sale
U.S. Treasury Securities and Obligations of
U.S. Government Corporations and Agencies      $ 19,136      $    241      $     99      $ 19,278

Foreign Government Bonds                          4,029           259            --         4,288

Corporate Securities                            455,150        15,772         4,431       466,491

Mortgage-backed Securities                          681            --             4           677
                                               --------      --------      --------      --------

Total Fixed Maturities Available for Sale      $478,996      $ 16,272      $  4,534      $490,734
                                               ========      ========      ========      ========


                                                                       2000
                                               --------------------------------------------------
                                                               Gross        Gross       Estimated
                                               Amortized    Unrealized    Unrealized       Fair
                                                 Cost          Gains        Losses         Value
                                               --------      --------      --------      --------
                                                                 (In Thousands)
Fixed Maturities Available for Sale
U.S. Treasury Securities and Obligations of
U.S. Government Corporations and Agencies      $ 25,050      $    708      $      2      $ 25,756

Foreign Government Bonds                         11,181           463            --        11,644

Corporate Securities                            578,627         7,314        10,490       575,451

Mortgage-backed Securities                           --            --            --            --
                                               --------      --------      --------      --------

Total Fixed Maturities Available for Sale      $614,858      $  8,485      $ 10,492      $612,851
                                               ========      ========      ========      ========
Fixed Maturities Held to Maturity
 Corporate Securities                          $  7,470      $     --      $    211      $  7,259
                                               --------      --------      --------      --------

Total Fixed Maturities Held to Maturity        $  7,470      $     --      $    211      $  7,259
                                               ========      ========      ========      ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3.  INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2001, is shown below:

                                                 Available for Sale
                                         -----------------------------------
                                            Amortized      Estimated Fair
                                              Cost              Value
                                         -----------------------------------
                                                   (In Thousands)


Due in one year or less                     $   51,735        $    53,286

Due after one year through five years          225,748            231,715

Due after five years through ten years         163,721            166,996

Due after ten years                             37,792             38,737
                                         ---------------- ------------------

Total                                       $  478,996        $   490,734
                                         ================ ==================

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2001, 2000, and 1999 were $552.4 million, $354.4 million, and $698.8 million, respectively. Gross gains of $10.1 million, $2.2 million, and $3.5 million, and gross losses of $10.1 million, $5.2 million, and $8.0 million, were realized on those sales during 2001, 2000, and 1999, respectively. Proceeds from maturities of fixed maturities available for sale during 2001, 2000, and 1999 were $0.5 million, $41.7 million, and $3.6 million, respectively.

Due to the adoption of FAS 133, "Accounting for Derivative Instruments and Hedging Activities", on January 1, 2001, the entire portfolio of fixed maturities classified as held to maturity were transferred to the available for sale category. The aggregate amortized cost of the securities was $7.5 million. Unrealized losses of $0.2 million, net of tax, were recorded in "Accumulated Other Comprehensive Income (Loss)" at the time of transfer. During the years ended December 31, 2001, 2000, and 1999, there were no securities classified as held to maturity that were sold.

Writedowns for impairments that were deemed to be other than temporary for fixed maturities were $7.8 million and $1.3 million for the years 2001 and 2000, respectively. There were no writedowns for impairments recorded during 1999.

Special Deposits
Fixed maturities of $0.5 million at December 31, 2001 and 2000 respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.


Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                 2001           2000            1999
                                               --------       --------       --------
                                                           (In Thousands)
Fixed Maturities                               $ 46,813       $ 43,972       $ 39,538
Policy Loans                                      8,647          8,053          7,641
Short-Term Investments & Cash Equivalents         4,496          5,126          2,516
Other                                              (418)         1,300             60
                                               --------       --------       --------
Gross Investment Income                          59,538         58,451         49,755
Less Investment Expenses                         (3,557)        (3,927)        (2,155)
                                               --------       --------       --------
Net Investment Income                          $ 55,981       $ 54,524       $ 47,600
                                               ========       ========       ========

Pruco Life Insurance Company of New Jersey

--------------------------------------------------------------------------------
Notes to Financial Statements

3.  INVESTMENTS (continued)

Realized investment losses, net, including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:
                                       2001          2000         1999
                                     -------       -------       -------
                                                 (In Thousands)

Fixed Maturities                     $(7,807)      $(4,324)      $(4,616)
Derivatives                           (1,823)        2,924          (412)
Other                                   --             355            15
                                     -------       -------       -------
Realized Investment Losses, Net      $(9,630)      $(1,045)      $(5,013)
                                     =======       =======       =======

Securities Pledged to Creditors

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2001 and 2000, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Statements of Financial Position are $54.8 million and $57.3 million.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3.  INVESTMENTS (continued)

Net Unrealized Investment (Losses) Gains

Net unrealized investment (losses) gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income." Changes in these amounts include adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                             Accumulated Other
                                                                                                               Comprehensive
                                                                                                               Income (Loss)
                                                                    Deferred                      Deferred     Related to Net
                                                    Unrealized       Policy     Policyholders'   Income Tax      Unrealized
                                                   Gains (Losses)  Acquisition     Account       (Liability)     Investment
                                                   on Investments     Costs        Balances        Benefit     Gains (Losses)
                                                   -------------- ------------- -------------    ----------- ----------------
                                                                                     (In Thousands)
Balance, December 31, 1998                            $  5,233       $ (3,545)      $    987       $ (1,082)      $  1,593

  Net investment gains (losses) on investments
  arising during the period                            (28,794)            --             --         10,366        (18,428)

  Reclassification adjustment for gains (losses)
  included in net income                                 4,610             --             --         (1,660)         2,950

  Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs             --         14,681             --         (5,285)         9,396

  Impact of net unrealized investment gains
  (losses) on policyholders' account balances               --             --         (2,499)           900         (1,599)
                                                      --------       --------       --------       --------       --------

Balance, December 31, 1999                             (18,951)        11,136         (1,512)         3,239         (6,088)

  Net investment gains (losses) on investments
  arising during the period                             12,620             --             --         (4,454)         8,166

  Reclassification adjustment for gains (losses)
  included in net income                                 4,324             --             --         (1,526)         2,798

  Impact of net unrealized investment
  gains (losses) on deferred policy acquisition             --        (10,161)            --          3,658         (6,503)

  Impact of net unrealized investment gains
  (losses) on policyholders' account balances               --             --          1,350           (486)           864

                                                      --------       --------       --------       --------       --------
Balance, December 31, 2000                              (2,007)           975           (162)           431           (763)

  Net investment gains (losses) on investments
  arising  during the period                             5,938             --             --         (2,138)         3,800

  Reclassification adjustment for gains (losses)
  included in net income                                 7,807             --             --         (2,810)         4,997

  Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs             --         (8,109)            --          2,919         (5,190)


  Impact of net unrealized investment gains
  (losses) on policyholders' account balances               --             --          1,376           (496)           880
                                                      --------       --------       --------       --------       --------
Balance, December 31, 2001                            $ 11,738       $ (7,134)      $  1,214       $ (2,094)      $  3,724
                                                      ========       ========       ========       ========       ========

Pruco Life Insurance Company of New Jersey

--------------------------------------------------------------------------------
Notes to Financial Statements

4.       DEFERRED POLICY ACQUISITION COSTS

The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                              2001               2000             1999
                                                           ---------           ---------       ---------
                                                                           (In Thousands)
Balance, Beginning of Year                                 $ 116,653           $ 129,184       $ 113,923
Capitalization of Commissions, Sales and Issue
Expenses                                                      25,953              10,638          13,439
Amortization                                                 (15,522)            (13,008)        (12,859)
Change in Unrealized Investment (Gains) Losses                (8,109)            (10,161)         14,681
                                                           ---------           ---------       ---------
Balance, End of Year                                       $ 118,975           $ 116,653       $ 129,184
                                                           =========           =========       =========

5.  POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31 are as follows:

                                                  2001              2000
                                             --------------     --------------
                                                      (In Thousands)

         Life Insurance                      $   114,698         $  103,557
         Annuities                                 4,702              4,661
                                             --------------      -------------
                                             $   119,400         $  108,218
                                             ==============      =============

Life insurance liabilities include reserves for death benefits. Annuity liabilities include reserves for annuities that are in payout status.

The following table highlights the key assumptions generally utilized in calculating these reserves:

      Product                       Mortality                       Interest Rate            Estimation Method
-----------------------  ------------------------------------  ----------------------- ------------------------------
Life Insurance           Generally rates                            2.5% to 11.25%     Net level premium based
Variable and             guaranteed in calculating                                     on non-forfeiture interest
Interest-Sensitive       cash surrender values                                         rate

Life Insurance  -        Best estimate plus a provision for          6.5% to 6.75%     Net level premium plus a
Term Insurance           adverse deviation                                             provision for adverse
                                                                                       deviation

Individual               Mortality table varies based on            6.25% to 8.75%     Present value of expected
Annuities                the issue year of the contract.                               future payment based on
                         Current table (for 1998 and later                             historical experience
                         issues) is the Annuity 2000
                         Mortality Table


 Policyholders' account balances at December 31, are as follows:

                                                    2001               2000
                                                -------------      -------------
                                                          (In Thousands)

         Interest-Sensitive Life Contracts      $  345,344         $  332,761
         Individual Annuities                      111,828            101,681
                                                -------------      -------------
                                                $  457,172         $  434,442
                                                =============      =============

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

5.  POLICYHOLDERS' LIABILITIES (continued)

Policyholders' account balances for interest-sensitive life and individual annuities are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses, and mortality charges.

Certain contract provisions that determine the policyholder account balances are as follows:

           Product                           Interest Rate                Withdrawal / Surrender Charges
---------------------------------    ----------------------------      ----------------------------------
Interest Sensitive Life Contracts            3.0% to 6.75%              Various up to 10 years


Individual Annuities                         3.0% to 6.0%               0% to 7% for up to 9 years

6.  REINSURANCE

The Company participates in reinsurance with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

Reinsurance amounts included in the Statement of Operations and Comprehensive Income for the years ended December 31 are below.

                                               2001         2000        1999
                                             --------     --------    --------
                                                         (In Thousands)

Reinsurance Premiums ceded - affiliated      $  (257)      $   (19)      $ (17)
Reinsurance Premiums ceded - unaffiliated    $(2,540)      $  (445)      $  --

Policyholders' Benefits ceded                $   762       $   110       $  --

Reinsurance recoverables, included in "Other assets" in the Company's Statements of Financial Position, at December 31 were as follows:

                                                 2001          2000
                                             -----------   -----------
                                                   (In Thousands)

     Life Insurance - affiliated                 $ 2,416         $ 369
                                             ===========   ===========

    The gross and net amounts of life insurance in force at December 31, were as follows:

                                               2001               2000               1999
                                               ----               ----               ----
                                                              (In Thousands)
Life Insurance Face Amount In Force        $ 11,071,045       $  7,874,501       $  7,523,324

Ceded To Other Companies                     (3,697,344)          (673,474)            (1,763)
                                           ------------       ------------       ------------
Net Amount of Life Insurance In Force      $  7,373,701       $  7,201,027       $  7,521,561
                                           ============       ============       ============

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7.  INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:

                                       2001           2000           1999
                                     --------       --------       --------
                                                   (In Thousands)
Current Tax Expense (Benefit):
   U.S                               $ (3,756)      $ 15,365       $  6,769
   State and Local                        153             --            178
                                     --------       --------       --------
 Total                                 (3,603)        15,365          6,947
                                     --------       --------       --------


Deferred Tax Expense (Benefit):
   U.S                                 10,019         (3,211)           (54)
   State and Local                         88            545             (2)
                                     --------       --------       --------
   Total                               10,107         (2,666)           (56)
                                     --------       --------       --------

 Total Income Tax Expense            $  6,504       $ 12,699       $  6,891
                                     ========       ========       ========

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                           2001           2000           1999
                                         --------       --------       --------
                                                       (In Thousands)

Expected Federal Income Tax Expense      $  7,734       $ 12,699       $  6,891
State and Local Income Taxes                  157            354            114
Non taxable investment income              (1,558)          (843)          (878)
Other                                         171            489            764
                                         --------       --------       --------
Total Income Tax Expense                 $  6,504       $ 12,699       $  6,891
                                         ========       ========       ========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2001          2000
                                                    --------      --------
                                                          (In Thousands)
Deferred Tax Assets
   Insurance Reserves                               $  7,331      $ 15,961
   Investments                                         1,061          (914)
                                                    --------      --------
   Deferred Tax Assets                                 8,392        15,047
                                                    --------      --------

Deferred Tax Liabilities
   Deferred Acquisition Costs                         35,233        34,249
   Net Unrealized (Gains) Losses on Securities         4,226          (723)
   Other                                               1,835         1,791
                                                    --------      --------
   Deferred Tax Liabilities                           41,294        35,317
                                                    --------      --------

Net Deferred Tax Liability                          $ 32,902      $ 20,270
                                                    ========      ========


Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2001 and 2000, respectively, the Company had no federal operating loss carryforwards and $4 million of state operating loss carryforwards for tax purposes, which will expire in 2021.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7.  INCOME TAXES (continued)

The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1992. The Service has examined the years 1993 through 1995. The Service has completed its examination of 1996 and has begun its examination of 1997 through 2000. Discussions are being held with the Service with respect to proposed adjustments. Management, however, believes there are adequate defenses against, or sufficient reserves to provide for such adjustments.

8.  STATUTORY NET INCOME AND SURPLUS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $(12.1) million, $21.3 million, and $20.2 million for the years ended December 31, 2001, 2000, and 1999, respectively. Statutory surplus of the Company amounted to $111.5 million and $294.3 million at December 31, 2001 and 2000, respectively.

In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. The Company has adopted the Codification guidance effective January 1, 2001. As a result of these changes, the Company reported an increase to statutory surplus of $7 million, primarily relating to the recognition of deferred tax assets.


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Estimates of fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Fixed maturities
Estimated fair values for fixed maturities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Generally, fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

Policy loans
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts
For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

Derivative financial instruments
See note 10 for disclosure of fair value on these instruments.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)


The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                          2001                             2000
                                              --------------------------      ---------------------------
                                                Carrying       Estimated        Carrying        Estimated
                                                 Value        Fair Value          Value        Fair Value
                                              ----------      ----------      ----------       ----------
                                                                     (In Thousands)
Financial Assets:
   Fixed Maturities:
       Available for Sale                     $  490,734      $  490,734      $  612,851      $  612,851
       Held to Maturity                             --              --             7,470           7,259
   Policy loans                                  158,754         169,701         152,111         156,786
   Short-Term Investments                         32,983          32,983          28,759          28,759
   Cash and Cash Equivalents                      58,212          58,212          65,237          65,237
   Separate Accounts Assets                    1,631,113       1,631,113       1,805,584       1,805,584

Financial Liabilities:
   Investment Contracts                       $  117,694      $  117,694      $  102,255      $  102,255
   Cash Collateral for Loaned Securities          36,092          36,092          48,309          48,309
   Securities Sold Under Agreements
       to Repurchase                              18,514          18,514           9,754           9,754
   Separate Accounts Liabilities               1,631,113       1,631,113       1,805,584       1,805,584

10. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

Adoption of Statement of Financial Accounting Standards No. 133

The Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" as amended, on January 1, 2001. The adoption of this statement did not have a material impact on the results of operations of the Company.

Derivative Financial Instruments

A derivative is a financial instrument whose value is derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities. All of the Company's derivatives are classified as other than trading. As of December 31, 2001, none of the Company's derivatives qualifies for hedge accounting treatment, therefore they are shown at fair value, with changes in fair value reported in current earnings.

Futures
The Company uses exchange-traded Treasury futures and options to reduce market risk from changes in interest rates, and to manage the duration of assets and the duration of liabilities supported by those assets. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is based on market quotes.

Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional and fair value of futures contracts was $37.0 million and $.03 million at December 31, 2001, respectively. The notional and fair value of futures contracts was $3.6 million and $.1 million at December 31, 2000, respectively.

Credit Risk
The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2000, 100% of the notional consisted of interest rate derivatives.


11. CONTINGENCIES AND LITIGATION

Prudential and the Company are subject to legal and regulatory actions in the ordinary course of their businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and Prudential and that are typical of the businesses in which the Company and Prudential operate. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against the Company and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, Prudential and the Company remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

As of December 31, 2001, Prudential and/or the Company remained a party to approximately 44 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 19 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and the Company believe that those actions are governed by the class settlement release and expects them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

Prudential has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

The Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

12. DIVIDENDS

The Company is subject to New Jersey law which requires any shareholder dividend or distribution must be filed with the New Jersey Commissioner of Insurance. Cash dividends may only be paid out of earned surplus derived from realized net profits. The Company received approval from the New Jersey Commissioner of Insurance to pay an extraordinary dividend to its Parent in 2001 of $186 million.


13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations
All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, retail distribution expenses and asset management fees.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential.

The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The Company has capitalized certain of these distribution expenses as deferred policy acquisition costs. Beginning April 1, 2000, Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.

In accordance with a profit sharing agreement with Prudential that was in effect through December 31, 2000, the Company received fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues were recorded as "Asset management fees" in the Statements of Operations and Comprehensive Income. The Company was charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These expenses are a component of general, administrative and other expenses.

On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential, and has appointed another subsidiary of Prudential as the fund manager for PSF. The change was approved by the shareholders of the PSFI during early 2001 and effective January 1, 2001, the Company will no longer receives fees associated with the PSF. In addition, the Company will no longer incur the asset management expense from PGAM and Jennison associated with the PSF.

Corporate Owned Life Insurance
The Company has sold a Corporate Owned Life Insurance ("COLI") policy to Prudential. The cash surrender value included in Separate Accounts was $165.7 million and $182.4 million at December 31, 2001 and December 31, 2000, respectively.

Reinsurance
The Company currently has a reinsurance agreement in place with Prudential ("the reinsurer"). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 2001, 2000, and 1999.

Debt Agreements
In July 1998, the Company established a revolving line of credit facility with Prudential Funding LLC, a wholly-owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 2001.

                        Report of Independent Accountants



   To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

   In our opinion, the financial statements listed in the accompanying index present fairly, in all material aspects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America) at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


   PricewaterhouseCoopers LLP
   New York, New York
   February 21, 2002

                                    PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION WITH RESPECT TO CHARGES

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

New Jersey, being the state of organization of Pruco Life of New Jersey, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Pruco Life of New Jersey's By-law, Article V, which relates to indemnification of officers and directors, is filed as Exhibit 1.A.(6)(c) to this registration statement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 169 pages.

The undertaking to file reports.

The representation with respect to charges.

The undertaking with respect to indemnification.

The signatures.


Written consents of the following person:

      1.    PricewaterhouseCoopers, LLP

      2.    Clifford E. Kirsch, Esq.

      3.    Pamela Schiz, FSA, MAAA

The following exhibits:


      1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:


            A.    (1)   (a)   Resolution of Board of Directors of Pruco Life
                              Insurance Company of New Jersey establishing the
                              Pruco Life of New Jersey Variable Appreciable
                              Account. (Note 1)

                        (b)   Amendment of Separate Account Resolution. (Note 6)


                  (2)   Not Applicable.

                  (3)   Distributing Contracts:

                        (a) Distribution Agreement between Pruco Securities Corporation and Pruco Life Insurance Company of New Jersey. (Note 4)

                        (b) Proposed form of Agreement between Pruco Securities Corporation and independent brokers with respect to the Sale of the Contracts. (Note
                              6)

                        (c)   Schedule of Sales Commissions. (Note 13)

                        (d)   Participation Agreements and Amendments:

                              (i)(a)    AIM Variable Insurance Funds, Inc.
                                        (Note 6)

                                  (b) Amendment to the AIM Variable Insurance Funds, Inc. Participation Agreement. (Note 7)

                              (ii)(a) American Century Variable Portfolios, Inc. (Note 6)

                                  (b)   Amendment to the American Century
                                        Variable Insurance Funds, Inc.
                                        Participation Agreement. (Note 10)

                              (iii)(a)  Dreyfus Variable Investment Fund.
                                        (Note 10)

                                   (b)  Amendment to the Dreyfus Variable
                                        Investment Fund Participation Agreement.
                                        (Note 10)

                              (iv)(a) Franklin Templeton Variable Insurance Products Trust. (Note 9)

                                  (b)   Amendment to the Franklin Templeton
                                        Variable Insurance Products Trust
                                        Participation Agreement. (Note 10)

                              (v)(a) Goldman Sachs Variable Insurance Trust. (Note 10)

                              (vi)(a) INVESCO Variable Investment Funds, Inc. (Note 10)

                              (vii)(a)  Janus Aspen Series. (Note 10)

                              (viii)(a) MFS Variable Insurance Trust. (Note 6)

                                  (b) Amendment to the MFS Variable Insurance Trust Participation Agreement. (Note 7)

                              (ix)(a) Oppenheimer Variable Account Funds. (Note 10)

                              (x)(a) T. Rowe Price International Series, Inc. (Note 6)

                                  (b)   Amendment to the T. Rowe Price
                                        International Series, Inc. Participation
                                        Agreement. (Note 7)

                  (4)   Not Applicable.

                  (5)   Variable Universal Life Insurance Contract. (Note 6)

                  (6)   (a)   Articles of Incorporation of Pruco Life Insurance
                              Company of New Jersey, as amended March 11, 1983.
                              (Note 4)

                        (b) Certificate of Amendment of the Articles of Incorporation of Pruco Life Insurance Company of New Jersey, February 12, 1998. (Note 5)

                        (c) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 6)

                  (7)   Not Applicable.

                  (8)   Not Applicable.

                  (9)   Not Applicable.

                  (10)  (a)   New Jersey Application Form for Variable Universal
                              Life Insurance Contract. (Note 6)

                        (b) Supplement to the Application for Variable Universal Life Insurance Contract. (Note 6)

                  (11)  Not Applicable.

                  (12) Memorandum describing Pruco Life Insurance Company of New Jersey's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 1)

                  (13)  (a)   Rider for Flexible Term Insurance Benefit.
                              (Note 6)

                        (b) Endorsement for new PS III Contract issued as a result of exchange of insureds. (Note 8)

                        (c) Endorsement for new PS III Contract issued as a result of exchange of PS I or PS II Contracts. (Note 8)

                        (d) Endorsement defining Active Investment Option at issue. (Note 10)

                        (e) Endorsement defining Active Investment Option post issue. (Note 10)

                        (f) Rider for Payment of an Additional Amount Upon Surrender of the Contract. (Note 12)


                        (g) Rider to Add a Fixed Interest Rate Investment Option. (Note 1)

                        (h)   Endorsement defining Loan value. (Note 1)


      2.    See Exhibit 1.A.(5).

      3. Opinion and Consent of Clifford E. Kirsch, Esq., as to the legality of the securities being registered. (Note 1)

      4.    None.

      5.    Not Applicable.

      6. Opinion and Consent of Pamela Schiz, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. (Note 1)

      7.    Powers of Attorney.

            (a)   William J. Eckert, IV, David R. Odenath, Jr. (Note 2)

            (b)   James J. Avery, Jr. (Note 3)

            (c)   Ronald P. Joelson (Note 11)


            (d)   Vivian L. Banta, Richard J. Carbone, Helen M. Galt, (Note 12)


(Note 1)    Filed herewith.

(Note 2) Incorporated by reference to Pre-Effective Amendment No. 1, Registration No. 333-49334, filed February 8, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-1, Registration No. 33-20018, filed April 9, 1998 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 4) Incorporated by reference to Post-Effective Amendment No. 26 to Form S-6, Registration No. 2-89780, filed April 28, 1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed April 19, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 6) Incorporated by reference to Registrant's Form S-6, filed August 13, 1999.

(Note 7) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed November 3, 1999.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed April 26, 2000.

(Note 9) Incorporated by reference to Form S-6, Registration No. 333-94115, filed January 5, 2000 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 10)   Incorporated by reference to Post-Effective Amendment No. 2 to this
            Registration Statement, filed October 13, 2000.

(Note 11)   Incorporated by reference to Post-Effective Amendment No. 14 to Form
            S-1, filed April 10, 2001 on behalf of the Pruco Life of New Jersey
            Variable Contract Real Property Account.

(Note 12)   Incorporated by reference to Post-Effective Amendment No. 5 to this
            Registration Statement, filed June 28, 2001.

(Note 13)   Incorporated by reference to Post-Effective Amendment No. 6 to this
            Registration Statement, filed April 26, 2002.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pruco Life of New Jersey Variable Appreciable Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 13th day of September, 2002.


(Seal)        Pruco Life of New Jersey Variable Appreciable Account
                                  (Registrant)

                 By: Pruco Life Insurance Company of New Jersey
                                   (Depositor)


Attest: /s/ Thomas C. Castano                 By: /s/ Andrew J. Mako
        ------------------------------            ------------------------------
        Thomas C. Castano                         Andrew J. Mako
        Assistant Secretary                       Executive Vice President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 13th day of September, 2002.


         Signature and Title
         -------------------

/s/ *
--------------------------------------------
Vivian L. Banta
President, Chairperson, and Director


/s/ *
--------------------------------------------
William J. Eckert, IV
Vice President and Chief Accounting Officer


/s/ *                                             *By: /s/ Thomas C. Castano
--------------------------------------------           -------------------------
James J. Avery, Jr.                                    Thomas C. Castano
Director                                               (Attorney-in-Fact)


/s/ *
--------------------------------------------
Richard J. Carbone
Director


/s/ *
--------------------------------------------
Helen M. Galt
Director



/s/*
--------------------------------------------
Ronald P. Joelson
Director


/s/*
--------------------------------------------
David R. Odenath, Jr.
Director

                       Consent of Independent Accountants

We hereby consent to the use in the Registration Statement on Form S-6 (the "Registration Statement") of our report dated April 15, 2002, relating to the financial statements of the Pruselect III Variable Life Subaccounts of Pruco Life of New Jersey Variable Appreciable Account, which appears in such Registration Statement. We also consent to the use in this Registration Statement of our report dated February 21, 2002, relating to the financial statements of Pruco Life Insurance Company of New Jersey, which appears in such Registration Statement. We also consent to the references to us under the heading "Experts" in the Registration Statement.


PricewaterhouseCoopers LLP

New York, New York
September 13, 2002

                                 EXHIBIT INDEX

                    Consent of PricewaterhouseCoopers LLP,       Page II-6
                    independent accountants.

1.A.(12)            Memorandum describing Pruco Life             Page II-9
                    Insurance Company of New Jersey's
                    issuance, transfer, and redemption
                    procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii).

1.A.(13)(g)         Rider to Add a Fixed Interest Rate           Page II-20
                    Investment Option.

1.A.(13)(h)         Endorsement defining Loan value.             Page II-22

         3.         Opinion and Consent of Clifford E.           Page II-23
                    Kirsch, Esq., as to the legality of the
                    securities being registered.

         6.         Opinion and Consent of Pamela Schiz,         Page II-24
                    FSA, MAAA, as to actuarial matters
                    pertaining to the securities being
                    registered.